UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

Three State Farm Plaza Bloomington, IL	61791-0001
(Address of principal executive offices)	(Zip code)

Paul J. Smith One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg
K&L Gates LLP
Three First National Plaza
70 West Madison St., Suite 3100
Chicago, Illinois 60602-4207

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2015

Date of reporting period: 09/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (97.50%)
Consumer Discretionary (14.16%)
Amazon.com Inc. (a)	500	$255,945
AMC Networks Inc. Class A (a)	8,400	614,628
Best Buy Co. Inc.	7,900	293,248
CarMax Inc. (a)	2,500	148,300
Chipotle Mexican Grill Inc. (a)	500	360,125
Comcast Corp. Class A	17,400	989,712
Darden Restaurants Inc.	4,700	322,138
Foot Locker Inc.	5,200	374,244
Hilton Worldwide Holdings Inc.	12,800	293,632
Home Depot Inc., The	8,000	923,920
L Brands Inc.	4,000	360,520
Lear Corp.	1,500	163,170
Lowe’s Companies Inc.	4,800	330,816
O’Reilly Automotive Inc. (a)	1,700	425,000
Ross Stores Inc.	6,600	319,902
Skechers U.S.A. Inc. Class A (a)	2,100	281,568
Starbucks Corp.	6,200	352,408
Time Warner Inc.	8,300	570,625
Ulta Salon, Cosmetics & Fragrance Inc. (a)	1,700	277,695
Under Armour Inc. Class A (a)	5,800	561,324
Viacom Inc. Class B	10,300	444,445

		8,663,365

Consumer Staples (10.15%)
Colgate-Palmolive Co.	9,800	621,908
Costco Wholesale Corp.	2,400	346,968
CVS Health Corp.	3,300	318,384
General Mills Inc.	8,800	493,944
JM Smucker Co., The	5,800	661,722
Kroger Co., The	13,000	468,910
McCormick & Company Inc.	8,700	714,966
Monster Beverage Corp. (a)	2,500	337,850
PepsiCo Inc.	7,000	660,100
Pilgrim’s Pride Corp.	14,700	305,466
Rite Aid Corp. (a)	36,900	223,983
Sysco Corp.	8,800	342,936
Walgreens Boots Alliance Inc.	5,200	432,120
WhiteWave Foods Co. (a)	7,000	281,050

		6,210,307

Energy (6.11%)
Chevron Corp.	6,500	512,720
EOG Resources Inc.	7,400	538,720
EQT Corp.	3,800	246,126
Exxon Mobil Corp.	8,100	602,235
Halliburton Co.	5,900	208,565
Marathon Petroleum Corp.	12,400	574,492
Occidental Petroleum Corp.	3,900	257,985
Tesoro Corp.	4,600	447,304
Valero Energy Corp.	5,800	348,580

		3,736,727

Financials (14.19%)
ACE Ltd.	5,700	589,380

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Ally Financial Inc. (a)	11,600	$236,408
American International Group Inc.	10,700	607,974
Arch Capital Group Ltd. (a)	4,900	360,003
Bank of America Corp.	58,300	908,314
CIT Group Inc.	9,600	384,288
Federal Realty Investment Trust	2,600	354,770
Hartford Financial Services Group Inc., The	13,600	622,608
Interactive Brokers Group Inc. Class A	3,800	149,986
Invesco Ltd.	19,200	599,616
JPMorgan Chase & Co.	16,500	1,006,005
Navient Corp.	17,500	196,700
Santander Consumer USA Holdings Inc. (a)	15,400	314,468
Simon Property Group Inc.	3,700	679,764
Synchrony Financial (a)	10,100	316,130
Travelers Companies Inc., The	3,200	318,496
Wells Fargo & Co.	20,100	1,032,135

		8,677,045

Health Care (15.52%)
Abbott Laboratories	14,800	595,256
Aetna Inc.	8,000	875,280
Allergan PLC (a)	2,600	706,706
Becton, Dickinson and Co.	6,900	915,354
BioMarin Pharmaceutical Inc. (a)	2,800	294,896
C.R. Bard Inc.	1,500	279,465
Cardinal Health Inc.	10,100	775,882
Centene Corp. (a)	3,000	162,690
Cigna Corp.	4,200	567,084
Edwards Lifesciences Corp. (a)	2,200	312,774
Gilead Sciences Inc.	3,500	343,665
HCA Holdings Inc. (a)	8,800	680,768
Incyte Corp. (a)	6,100	673,013
Johnson & Johnson	9,800	914,830
Regeneron Pharmaceuticals Inc. (a)	1,800	837,252
United Therapeutics Corp. (a)	1,800	236,232
UnitedHealth Group Inc.	2,800	324,828

		9,495,975

Industrials (12.81%)
Alaska Air Group Inc.	4,200	333,690
Boeing Co., The	4,500	589,275
Delta Air Lines Inc.	14,700	659,589
FedEx Corp.	3,100	446,338
General Dynamics Corp.	4,400	606,980
Honeywell International Inc.	9,400	890,086
Huntington Ingalls Industries Inc.	1,200	128,580
Lockheed Martin Corp.	1,900	393,889
Raytheon Co.	6,500	710,190
Southwest Airlines Co.	21,000	798,840
Union Pacific Corp.	10,400	919,464
United Continental Holdings Inc. (a)	10,000	530,500
United Technologies Corp.	5,700	507,243

See accompanying notes to schedules of investments.	1

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Waste Management Inc.	6,400	$318,784

		7,833,448

Information Technology (19.10%)
Amdocs Ltd.	17,900	1,018,152
Amphenol Corp. Class A	5,800	295,568
Apple Inc.	15,500	1,709,650
Automatic Data Processing Inc.	3,500	281,260
Avago Technologies Ltd.	2,000	250,020
Booz Allen Hamilton Holding Corp.	8,786	230,281
CoStar Group Inc. (a)	1,600	276,896
DST Systems Inc.	5,450	573,013
eBay Inc. (a)	12,300	300,612
Electronic Arts Inc. (a)	7,100	481,025
F5 Networks Inc. (a)	2,600	301,080
Facebook Inc. Class A (a)	2,500	224,750
FactSet Research Systems Inc.	2,100	335,601
Fidelity National Information Services Inc.	4,600	308,568
Fortinet Inc. (a)	8,000	339,840
Freescale Semiconductor Ltd. (a)	15,100	552,358
Global Payments Inc.	2,700	309,771
Intuit Inc.	4,000	355,000
Juniper Networks Inc.	12,200	313,662
Micron Technology Inc. (a)	19,100	286,118
Microsoft Corp.	9,300	411,618
Palo Alto Networks Inc. (a)	2,000	344,000
Paychex Inc.	6,900	328,647
PayPal Holdings Inc. (a)	10,800	335,232
Skyworks Solutions Inc.	7,000	589,470
Texas Instruments Inc.	12,700	628,904
Total System Services Inc.	6,600	299,838

		11,680,934

Materials (1.79%)
Dow Chemical Co., The	6,100	258,640
LyondellBasell Industries NV Class A	3,900	325,104
Praxair Inc.	2,400	244,464
Sherwin-Williams Co., The	1,200	267,336

		1,095,544

Telecommunication Services (1.40%)
Verizon Communications Inc.	19,700	857,147

Utilities (2.27%)
NextEra Energy Inc.	6,600	643,830
WEC Energy Group Inc.	14,300	746,746

		1,390,576

Total Common Stocks
(cost $51,995,816)		59,641,068

	Shares	Value
Short-term Investments (3.23%)
JPMorgan U.S. Government Money Market Fund	1,974,991	$1,974,991

Total Short-term Investments
(cost $1,974,991)		1,974,991

TOTAL INVESTMENTS (100.73%)
(cost $53,970,807)		61,616,059
LIABILITIES, NET OF OTHER ASSETS (-0.73%)		(445,859)

NET ASSETS (100.00%)		$61,170,200

(a)	Non-income producing security.

2	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (99.59%)
Consumer Discretionary (18.61%)
1-800-FLOWERS.COM Inc. (a)	33,900	$308,490
Bassett Furniture Industries Inc.	10,000	278,500
BJ’s Restaurants Inc. (a)	14,940	642,868
Build-A-Bear Workshop Inc. (a)	17,300	326,797
Burlington Stores Inc. (a)	5,720	291,949
Carter’s Inc.	3,280	297,299
Chipotle Mexican Grill Inc. (a)	310	223,278
Core-Mark Holding Company Inc.	5,200	340,340
Cracker Barrel Old Country Store Inc.	2,500	368,200
Dollar Tree Inc. (a)	6,110	407,293
DSW Inc. Class A	9,370	237,155
Foot Locker Inc.	3,410	245,416
Harman International Industries Inc.	3,200	307,168
Isle of Capri Casinos Inc. (a)	31,700	552,848
Lands’ End Inc. (a)	8,000	216,080
Leggett & Platt Inc.	4,320	178,200
Lennar Corp. Class A	8,380	403,329
LGI Homes Inc. (a)	13,100	356,189
Lions Gate Entertainment Corp.	6,450	237,360
Live Nation Entertainment Inc. (a)	11,220	269,729
Marriott International Inc. Class A	2,500	170,500
Marriott Vacations Worldwide Corp.	3,800	258,932
Mohawk Industries Inc. (a)	4,730	859,867
Outerwall Inc.	2,600	148,018
Penn National Gaming Inc. (a)	22,000	369,160
Penske Automotive Group Inc.	5,980	289,671
Perry Ellis International Inc. (a)	13,300	292,068
Polaris Industries Inc.	1,240	148,639
Royal Caribbean Cruises Ltd.	4,090	364,378
Signet Jewelers Ltd.	2,900	394,777
Sportsman’s Warehouse Holdings Inc. (a)	24,500	301,840
Stage Stores Inc.	16,300	160,392
Time Inc.	14,100	268,605
Tractor Supply Co.	3,980	335,594
Ulta Salon, Cosmetics & Fragrance Inc. (a)	1,660	271,161

		11,122,090

Consumer Staples (5.93%)
Cal-Maine Foods Inc.	5,900	322,200
Casey’s General Stores Inc.	2,270	233,628
Central Garden & Pet Co. Class A (a)	18,400	296,424
Constellation Brands Inc. Class A	2,790	349,336
Estee Lauder Companies Inc. Class A, The	2,740	221,063
Hain Celestial Group Inc., The (a)	2,780	143,448
Hormel Foods Corp.	4,640	293,758
Ingles Markets Inc. Class A	8,600	411,338
Kroger Co., The	12,510	451,236
Sanderson Farms Inc.	4,600	315,422
Tyson Foods Inc. Class A	6,540	281,874
WhiteWave Foods Co. (a)	5,580	224,037

		3,543,764

	Shares	Value
Common Stocks (Cont.)
Energy (3.17%)
Alon USA Energy Inc.	20,100	$363,207
Green Plains Inc.	19,200	373,632
HollyFrontier Corp.	5,760	281,318
Pacific Ethanol Inc. (a)	13,900	90,211
Renewable Energy Group Inc. (a)	30,600	253,368
Ship Finance International Ltd.	21,400	347,750
Stone Energy Corp. (a)	11,400	56,544
Valero Energy Corp.	2,140	128,614

		1,894,644

Financials (28.10%)
Alexandria Real Estate Equities Inc.	4,590	388,635
American Equity Investment Life Holding Co.	12,100	282,051
Ameriprise Financial Inc.	1,010	110,221
AmTrust Financial Services Inc.	5,600	352,688
Arthur J. Gallagher & Co.	6,380	263,366
Bank of the Ozarks Inc.	6,790	297,130
Brixmor Property Group Inc.	8,440	198,171
Calamos Asset Management Inc. Class A	21,300	201,924
Capitol Federal Financial Inc.	25,400	307,848
Cash America International Inc.	12,400	346,828
CBRE Group Inc. Class A (a)	15,000	480,000
Chambers Street Properties	41,200	267,388
Clifton Bancorp Inc.	14,100	195,708
CNO Financial Group Inc.	18,000	338,580
Customers Bancorp Inc. (a)	12,200	313,540
E*TRADE Financial Corp. (a)	17,360	457,089
Education Realty Trust Inc.	9,933	327,292
Enova International Inc. (a)	8,784	89,772
F.N.B. Corp.	29,300	379,435
FBL Financial Group Inc. Class A	5,700	350,664
Fidelity & Guaranty Life	13,300	326,382
First BanCorp (a)	50,000	178,000
Geo Group Inc., The	7,300	217,102
Government Properties Income Trust	12,800	204,800
Heritage Insurance Holdings Inc. (a)	13,600	268,328
Highwoods Properties Inc.	13,240	513,050
Hudson Pacific Properties Inc.	12,100	348,359
Impac Mortgage Holdings Inc. (a)	15,800	258,330
Independent Bank Corp.	9,500	437,950
Inland Real Estate Corp.	29,200	236,520
Intercontinental Exchange Inc.	770	180,942
Investors Bancorp Inc.	29,500	364,030
Jones Lang LaSalle Inc.	2,450	352,236
Ladder Capital Corp.	21,100	302,152
Maiden Holdings Ltd.	28,700	398,356
Mid-America Apartment Communities Inc.	6,700	548,529
Navigators Group Inc., The (a)	4,500	350,910
Nelnet Inc. Class A	7,600	263,036
Northern Trust Corp.	5,420	369,427

See accompanying notes to schedules of investments.	3

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (cont.)
OneBeacon Insurance Group Ltd. Class A	20,200	$283,608
PrivateBancorp Inc.	9,870	378,320
Ramco-Gershenson Properties Trust	19,300	289,693
SEI Investments Co.	6,400	308,672
Selective Insurance Group Inc.	14,000	434,840
Signature Bank (a)	2,470	339,773
Sovran Self Storage Inc.	2,740	258,382
State Auto Financial Corp.	6,300	143,703
Summit Hotel Properties Inc.	24,800	289,416
SVB Financial Group (a)	2,180	251,877
Symetra Financial Corp.	9,400	297,416
Talmer Bancorp Inc. Class A	22,500	374,625
Valley National Bancorp	16,800	165,312
Webster Financial Corp.	8,300	295,730
Western Alliance Bancorp (a)	10,290	316,006
Wilshire Bancorp Inc.	28,900	303,739

		16,797,881

Health Care (10.32%)
Acadia Healthcare Company Inc. (a)	5,690	377,076
Akorn Inc. (a)	7,500	213,788
AMN Healthcare Services Inc. (a)	11,600	348,116
Cerner Corp. (a)	4,590	275,216
Cooper Companies Inc., The	1,200	178,632
Endo International PLC (a)	2,440	169,043
Envision Healthcare Holdings (a)	11,890	437,433
Horizon Pharma PLC (a)	6,130	121,497
Illumina Inc. (a)	1,290	226,808
Incyte Corp. (a)	2,620	289,065
Jazz Pharmaceuticals PLC (a)	1,410	187,262
Magellan Health Inc. (a)	6,800	376,924
Medivation Inc. (a)	8,970	381,225
MEDNAX Inc. (a)	6,990	536,762
OPKO Health Inc. (a)	31,350	263,654
Owens & Minor Inc.	9,100	290,654
PDL BioPharma Inc.	53,200	267,596
Perrigo Co. PLC	2,570	404,184
RadNet Inc. (a)	41,100	228,105
Universal Health Services Inc. Class B	2,150	268,342
VCA Inc. (a)	3,410	179,536
Zoetis Inc.	3,530	145,365

		6,166,283

Industrials (14.94%)
A.O. Smith Corp.	2,790	181,880
ABM Industries Inc.	10,100	275,830
Acco Brands Corp. (a)	34,200	241,794
Acuity Brands Inc.	1,030	180,847
Advanced Drainage Systems Inc.	11,500	332,695
Allegiant Travel Co.	1,400	302,750
Atlas Air Worldwide Holdings Inc. (a)	6,700	231,552
Cubic Corp.	7,900	331,326
General Cable Corp.	13,100	155,890
Global Brass & Copper Holdings Inc.	18,600	381,486

	Shares	Value
Common Stocks (Cont.)
Industrials (cont.)
JetBlue Airways Corp. (a)	27,870	$718,210
Lennox International Inc.	2,920	330,924
Matson Inc.	9,100	350,259
Matthews International Corp. Class A	9,000	440,730
Multi-Color Corp.	4,700	359,503
Owens Corning Inc.	8,680	363,779
Republic Airways Holdings Inc. (a)	33,100	191,318
Robert Half International Inc.	4,020	205,663
SkyWest Inc.	29,200	487,056
Snap-on Inc.	2,250	339,615
Southwest Airlines Co.	16,620	632,225
Stericycle Inc. (a)	1,700	236,827
Textainer Group Holdings Ltd.	18,100	298,469
Titan International Inc.	36,000	237,960
Titan Machinery Inc. (a)	21,800	250,264
Toro Co., The	3,050	215,147
Verisk Analytics Inc. (a)	4,850	358,464
Waste Connections Inc.	6,150	298,767

		8,931,230

Information Technology (12.19%)
Amkor Technology Inc. (a)	75,700	339,893
Amphenol Corp. Class A	4,460	227,282
Avago Technologies Ltd.	2,130	266,271
Cadence Design Systems Inc. (a)	18,990	392,713
Convergys Corp.	13,700	316,607
CoStar Group Inc. (a)	1,300	224,978
EarthLink Holdings Corp.	34,600	269,188
Euronet Worldwide Inc. (a)	4,750	351,928
FireEye Inc. (a)	8,450	268,879
Fortinet Inc. (a)	12,350	524,628
Gartner Inc. (a)	2,150	180,450
HomeAway Inc. (a)	3,800	100,852
Lam Research Corp.	4,390	286,798
Mentor Graphics Corp.	11,900	293,097
NetSuite Inc. (a)	2,170	182,063
NXP Semiconductors NV (a)	7,100	618,197
Palo Alto Networks Inc. (a)	2,210	380,120
Sanmina Corp. (a)	20,400	435,948
ServiceNow Inc. (a)	4,460	309,747
Skyworks Solutions Inc.	3,820	321,682
Total System Services Inc.	6,630	301,201
TTM Technologies Inc. (a)	37,800	235,494
Tyler Technologies Inc. (a)	3,080	459,875

		7,287,891

Materials (3.60%)
Century Aluminum Co. (a)	13,100	60,260
Innospec Inc.	7,000	325,570
Martin Marietta Materials Inc.	4,420	671,619
Neenah Paper Inc.	7,800	454,584
Schnitzer Steel Industries Inc. Class A	18,300	247,782
Sherwin-Williams Co., The	970	216,097

4	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (cont.)
Vulcan Materials Co.	1,990	$177,508

		2,153,420

Telecommunication Services (0.20%)
Intelsat SA (a)	18,800	120,884

Utilities (2.53%)
American Water Works Company Inc.	7,170	394,924
Black Hills Corp.	6,100	252,173
California Water Service Group	13,100	289,772
Empire District Electric Co., The	8,100	178,443
Pinnacle West Capital Corp.	6,220	398,951

		1,514,263

Total Common Stocks
(cost $60,328,817)		59,532,350

Short-term Investments (0.32%)
JPMorgan U.S. Government Money Market Fund	192,630	192,630

Total Short-term Investments
(cost $192,630)		192,630

TOTAL INVESTMENTS (99.91%)
(cost $60,521,447)		59,724,980
OTHER ASSETS, NET OF LIABILITIES (0.09%)		52,528

NET ASSETS (100.00%)		$59,777,508

(a)	Non-income producing security.

See accompanying notes to schedules of investments.	5

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (a) (94.46%)
Australia (3.25%)
Domino’s Pizza Enterprises Ltd.	25,422	$723,077
REA Group Ltd.	20,421	639,487

		1,362,564

Austria (0.62%)
Erste Group Bank AG (b)	9,000	261,548

Belgium (0.78%)
Anheuser-Busch InBev SA/NV	3,076	327,149

Canada (4.85%)
Barrick Gold Corp.	5,347	34,007
Canadian Pacific Railway Ltd.	1,647	236,393
Concordia Healthcare Corp.	16,033	684,091
Constellation Software Inc.	541	226,757
IMAX Corp. (b)	10,739	362,871
Valeant Pharmaceuticals International Inc. (b)	2,731	487,467

		2,031,586

China (3.92%)
Alibaba Group Holding Ltd. Sponsored ADR (b)	12,834	756,821
Ctrip.com International Ltd. ADR (b)	7,201	454,959
Vipshop Holdings Ltd. ADR (b)	25,762	432,802

		1,644,582

Colombia (0.90%)
Bancolombia SA Sponsored ADR	5,546	178,580
Cementos Argos SA	29,355	89,744
Grupo Argos SA	3,473	20,133
Grupo Aval Acciones y Valores SA ADR	4,550	34,853
Grupo de Inversiones Suramericana	4,852	56,380

		379,690

Denmark (3.13%)
Novo Nordisk A/S Class B	24,327	1,312,796

France (13.08%)
Air Liquide SA	1,810	214,579
AXA SA	15,594	378,606
Cie Generale des Etablissements Michelin Class B	3,682	336,882
Compagnie de Saint-Gobain	3,707	160,885
Essilor International SA	4,050	494,781
Hermes International	72	26,209
JC Decaux SA	24,525	891,507
Legrand SA	4,452	236,860
L’Oreal SA	2,015	350,235
LVMH Moet Hennessy Louis Vuitton SE	1,796	305,756
Pernod Ricard SA	3,750	378,631
Remy Cointreau SA	4,860	319,388
Safran SA	6,065	456,037
Schneider Electric SE (Paris)	6,381	357,330
Unibail-Rodamco SE (Amsterdam)	2,130	552,061

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Unibail-Rodamco SE (Paris)	87	$22,486

		5,482,233

Germany (4.36%)
Allianz SE Reg.	2,721	427,449
Daimler AG Registered Shares	2,264	164,826
Fresenius Medical Care AG & Co. KGaA	2,221	173,582
Fresenius SE & Co. KGaA	4,053	272,069
Linde AG	2,327	377,962
SAP SE	6,388	413,838

		1,829,726

Hong Kong (1.67%)
Tencent Holdings Ltd.	41,400	698,942

India (1.00%)
Eros International PLC (b)	7,328	199,248
Makemytrip Ltd. (b)	15,873	218,254

		417,502

Ireland (2.93%)
Alkermes PLC (b)	7,938	465,723
Ryanair Holdings PLC Sponsored ADR	9,738	762,485

		1,228,208

Israel (1.64%)
Check Point Software Technologies Ltd. (b)	8,669	687,712

Italy (1.14%)
Yoox SpA (b)	15,931	479,648

Japan (6.16%)
Dentsu Inc.	4,900	251,468
Fanuc Corp.	2,600	399,981
Japan Tobacco Inc.	8,700	269,875
Komatsu Ltd.	2,300	33,760
LIXIL Group Corp.	2,600	52,916
Nintendo Co. Ltd.	2,300	387,669
OMRON Corp.	2,600	78,266
SMC Corp.	1,000	218,958
START TODAY Co. Ltd.	15,700	519,674
Tokio Marine Holdings Inc.	9,900	369,864

		2,582,431

Malaysia (0.28%)
Genting Berhad	67,300	111,438
Genting BHD Warrants (b)	21,382	4,159

		115,597

Netherlands (3.14%)
ASML Holding NV	2,548	223,976
Heineken NV	5,124	414,883

6	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
NXP Semiconductors NV (b)	7,783	$677,666

		1,316,525

Spain (1.18%)
Banco Bilbao Vizcaya Argentaria SA	58,459	494,319

Sweden (2.02%)
Atlas Copco AB Class A	15,514	373,096
Investor AB B Shares	7,020	241,214
Sandvik AB	16,502	140,570
Volvo AB B Shares	9,500	91,002

		845,882

Switzerland (9.50%)
Compagnie Financiere Richemont SA Reg.	4,876	379,407
LafargeHolcim Ltd. Reg. (b)	4,547	238,354
Nestle SA Reg.	7,049	530,125
Novartis AG Reg.	12,472	1,146,324
Roche Holding AG	2,386	633,415
Swatch Group AG, The	662	245,516
Syngenta AG Reg.	1,143	366,229
UBS Group AG	23,941	442,624

		3,981,994

United Kingdom (15.91%)
ARM Holdings PLC	47,264	679,052
Auto Trader Group PLC (b) (c)	88,567	455,676
Diageo PLC	18,021	484,168
Domino’s Pizza Group PLC	53,061	713,961
Glencore PLC	51,978	72,149
GW Pharmaceuticals PLC ADR (b)	1,180	107,817
Hargreaves Lansdown PLC	40,710	744,517
Indivior PLC	21,931	75,326
Liberty Global PLC Series C (b)	25,451	1,044,000
Lloyds Banking Group PLC	429,747	489,251
Lonmin PLC (b)	560	138
Reckitt Benckiser Group PLC	3,747	339,800
Rightmove PLC	6,415	354,793
Rolls-Royce Holdings PLC	42,359	434,526
Shire PLC	6,679	456,589
Standard Chartered PLC	22,354	216,944

		6,668,707

United States (13.00%)
Endo International PLC (b)	13,260	918,653
Facebook Inc. Class A (b)	9,601	863,130
Freeport-McMoRan Inc.	12,304	119,226
Las Vegas Sands Corp.	11,402	432,934
MasterCard Inc. Class A	10,041	904,895
Norwegian Cruise Line Holdings Ltd. (b)	13,846	793,376
Priceline Group Inc., The (b)	715	884,355
Schlumberger Ltd.	4,619	318,572

	Shares	Value
Common Stocks (Cont.)
United States (Cont.)
Wynn Resorts Ltd.	4,036	$214,392

		5,449,533

Total Common Stocks
(cost $38,892,814)		39,598,874

Preferred Stocks (a) (0.26%)
Colombia (0.02%)
Grupo de Inversiones Suramericana	651	7,463

Germany (0.24%)
Volkswagen AG	916	100,621

Total Preferred Stocks
(cost $219,156)		108,084

Short-term Investments (5.96%)
State Street Institutional U.S. Government Money Market Fund (b)	2,499,741	2,499,741

Total Short-term Investments
(cost $2,499,741)		2,499,741

TOTAL INVESTMENTS (100.68%)
(cost $41,611,711)		42,206,699
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.68%)		(283,068)

NET ASSETS (100.00%)		$41,923,631

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in a transaction exempt from registration, normally to a qualified institutional buyer. At September 30, 2015, the value of this security amounted to $455,676 or 1.09% of net assets.

ADR – American Depositary Receipt

See accompanying notes to schedules of investments.	7

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
United States Dollar	$14,367,072	34.04
Euro	9,614,103	22.78
British Pound	5,516,890	13.07
Swiss Franc	3,981,994	9.44
Japanese Yen	2,582,431	6.12
Canadian Dollar	1,634,708	3.87
Australian Dollar	1,362,564	3.23
Danish Krone	1,312,796	3.11
Swedish Krona	845,882	2.00
Hong Kong Dollar	698,942	1.66
Colombian Peso	173,720	0.41
Malaysian Ringgit	115,597	0.27

Total Investments	$42,206,699	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$11,285,620	26.92
Health Care	7,228,633	17.24
Information Technology	7,054,400	16.83
Financials	4,918,159	11.73
Industrials	3,954,799	9.43
Consumer Staples	3,414,254	8.14
Materials	1,532,521	3.66
Energy	318,572	0.76

Total Stocks	39,706,958	94.71
Short-term Investments	2,499,741	5.97
Liabilities, Net of Cash and Other Assets	(283,068)	(0.68)

Net Assets	$41,923,631	100.00%

8	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (99.13%)
Consumer Discretionary (12.97%)
Advance Auto Parts Inc.	2,455	$465,296
Amazon.com Inc. (a)	12,876	6,591,096
AutoNation Inc. (a)	2,537	147,603
AutoZone Inc. (a)	1,037	750,612
Bed Bath & Beyond Inc. (a)	5,751	327,922
Best Buy Co. Inc.	10,315	382,893
BorgWarner Inc.	7,584	315,419
Cablevision Systems Corp. Class A	7,469	242,518
CarMax Inc. (a)	7,034	417,257
Carnival Corp.	15,538	772,239
CBS Corp. Class B	14,921	595,348
Chipotle Mexican Grill Inc. (a)	1,039	748,340
Coach Inc.	9,239	267,284
Comcast Corp. Class A	71,077	4,042,860
Comcast Corp. Special Class A	12,345	706,628
Darden Restaurants Inc.	3,828	262,371
Delphi Automotive PLC	9,563	727,171
Discovery Communications Inc. Class A (a)	4,925	128,198
Discovery Communications Inc. Class C (a)	8,770	213,023
Dollar General Corp.	9,976	722,661
Dollar Tree Inc. (a)	7,883	525,481
DR Horton Inc.	10,951	321,521
Expedia Inc.	3,311	389,638
Ford Motor Co.	130,744	1,774,196
Fossil Group Inc. (a)	1,471	82,199
GameStop Corp. Class A	3,614	148,933
GAP Inc., The	7,984	227,544
Garmin Ltd.	4,009	143,843
General Motors Co.	48,371	1,452,097
Genuine Parts Co.	5,115	423,982
Goodyear Tire & Rubber Co., The	9,030	264,850
H&R Block Inc.	9,220	333,764
Hanesbrands Inc.	13,425	388,520
Harley-Davidson Inc.	6,916	379,688
Harman International Industries Inc.	2,388	229,224
Hasbro Inc.	3,748	270,381
Home Depot Inc., The	43,065	4,973,577
Interpublic Group of Companies Inc., The	13,813	264,243
Johnson Controls Inc.	22,013	910,458
Kohl’s Corp.	6,642	307,591
L Brands Inc.	8,626	777,461
Leggett & Platt Inc.	4,588	189,255
Lennar Corp. Class A	5,838	280,983
Lowe’s Companies Inc.	31,061	2,140,724
Macy’s Inc.	11,095	569,395
Marriott International Inc. Class A	6,698	456,804
Mattel Inc.	11,331	238,631
McDonald’s Corp.	31,620	3,115,519
Michael Kors Holdings Ltd. (a)	6,505	274,771
Mohawk Industries Inc. (a)	2,137	388,485
Netflix Inc. (a)	14,300	1,476,618
Newell Rubbermaid Inc.	9,081	360,607
News Corp. Class A	12,791	161,422
News Corp. Class B	3,619	46,396

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
NIKE Inc. Class B	22,755	$2,798,182
Nordstrom Inc.	4,712	337,898
Omnicom Group Inc.	8,146	536,821
O’Reilly Automotive Inc. (a)	3,339	834,750
Priceline Group Inc., The (a)	1,705	2,108,846
PulteGroup Inc.	10,797	203,739
PVH Corp.	2,762	281,558
Ralph Lauren Corp.	2,018	238,447
Ross Stores Inc.	13,864	671,988
Royal Caribbean Cruises Ltd.	5,759	513,069
Scripps Networks Interactive Class A	3,258	160,261
Signet Jewelers Ltd.	2,687	365,781
Staples Inc.	21,454	251,656
Starbucks Corp.	49,822	2,831,882
Starwood Hotels & Resorts Worldwide Inc.	5,751	382,326
Target Corp.	21,088	1,658,782
TEGNA Inc.	7,667	171,664
Tiffany & Co.	3,770	291,119
Time Warner Cable Inc.	9,496	1,703,297
Time Warner Inc.	27,418	1,884,988
TJX Companies Inc., The	22,633	1,616,449
Tractor Supply Co.	4,562	384,668
TripAdvisor Inc. (a)	3,734	235,317
Twenty-First Century Fox Inc. Class A	41,011	1,106,477
Twenty-First Century Fox Inc. Class B	14,473	391,784
Under Armour Inc. Class A (a)	6,045	585,035
Urban Outfitters Inc. (a)	3,312	97,307
VF Corp.	11,466	782,096
Viacom Inc. Class B	11,663	503,258
Walt Disney Co., The	52,061	5,320,634
Whirlpool Corp.	2,616	385,232
Wyndham Worldwide Corp.	3,963	284,940
Wynn Resorts Ltd.	2,713	144,115
Yum! Brands Inc.	14,505	1,159,675

		74,339,581

Consumer Staples (9.85%)
Altria Group Inc.	65,950	3,587,680
Archer-Daniels-Midland Co.	20,472	848,564
Brown-Forman Corp. Class B	3,564	345,352
Campbell Soup Co.	5,953	301,698
Clorox Co., The	4,322	499,322
Coca-Cola Co., The	131,364	5,270,324
Coca-Cola Enterprises Inc.	7,070	341,834
Colgate-Palmolive Co.	30,223	1,917,952
ConAgra Foods Inc.	14,496	587,233
Constellation Brands Inc. Class A	5,784	724,215
Costco Wholesale Corp.	14,734	2,130,094
CVS Health Corp.	37,430	3,611,246
Dr. Pepper Snapple Group Inc.	6,463	510,900
Estee Lauder Companies Inc. Class A, The	7,583	611,796
General Mills Inc.	20,006	1,122,937
Hershey Co., The	4,956	455,357
Hormel Foods Corp.	4,512	285,655

See accompanying notes to schedules of investments.	9

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
JM Smucker Co., The	3,460	$394,751
Kellogg Co.	8,479	564,278
Keurig Green Mountain Inc.	4,029	210,072
Kimberly-Clark Corp.	12,240	1,334,650
Kraft Heinz Co., The	19,978	1,410,047
Kroger Co., The	32,670	1,178,407
McCormick & Company Inc.	3,891	319,762
Mead Johnson Nutrition Co. Class A	6,776	477,030
Molson Coors Brewing Co. Class B	5,355	444,572
Mondelez International Inc. Class A	54,088	2,264,665
Monster Beverage Corp. (a)	5,112	690,836
PepsiCo Inc.	49,390	4,657,477
Philip Morris International Inc.	52,091	4,132,379
Procter & Gamble Co., The	90,998	6,546,396
Reynolds American Inc.	27,904	1,235,310
Sysco Corp.	18,570	723,673
Tyson Foods Inc. Class A	10,232	440,999
Walgreens Boots Alliance Inc.	29,387	2,442,060
Wal-Mart Stores Inc.	52,986	3,435,612
Whole Foods Market Inc.	12,083	382,427

		56,437,562

Energy (6.87%)
Anadarko Petroleum Corp.	17,052	1,029,770
Apache Corp.	12,620	494,198
Baker Hughes Inc.	14,553	757,338
Cabot Oil & Gas Corp.	13,839	302,521
Cameron International Corp. (a)	6,489	397,905
Chesapeake Energy Corp.	17,333	127,051
Chevron Corp.	63,255	4,989,554
Cimarex Energy Co.	3,145	322,300
Columbia Pipeline Group Inc.	10,591	193,709
ConocoPhillips	41,393	1,985,208
CONSOL Energy Inc.	7,701	75,470
Devon Energy Corp.	12,942	480,019
Diamond Offshore Drilling Inc.	2,297	39,738
Ensco PLC Class A	7,799	109,810
EOG Resources Inc.	18,367	1,337,118
EQT Corp.	5,088	329,550
Exxon Mobil Corp.	140,215	10,424,985
FMC Technologies Inc. (a)	7,753	240,343
Halliburton Co.	28,658	1,013,060
Helmerich & Payne Inc.	3,606	170,420
Hess Corp.	8,137	407,338
Kinder Morgan Inc.	60,438	1,672,924
Marathon Oil Corp.	22,606	348,132
Marathon Petroleum Corp.	18,032	835,423
Murphy Oil Corp.	5,588	135,230
National-Oilwell Varco Inc.	13,019	490,165
Newfield Exploration Co. (a)	5,335	175,522
Noble Energy Inc.	14,269	430,638
Occidental Petroleum Corp.	25,652	1,696,880
ONEOK Inc.	6,981	224,788
Phillips 66	16,081	1,235,664
Pioneer Natural Resources Co.	4,989	606,862
Range Resources Corp.	5,555	178,427

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Schlumberger Ltd.	42,500	$2,931,225
Southwestern Energy Co. (a)	12,879	163,435
Spectra Energy Corp.	22,476	590,445
Tesoro Corp.	4,184	406,852
Transocean Ltd.	11,339	146,500
Valero Energy Corp.	16,687	1,002,889
Williams Companies Inc., The	22,872	842,833

		39,342,239

Financials (16.39%)
ACE Ltd.	10,883	1,125,302
Affiliated Managers Group Inc. (a)	1,829	312,741
Aflac Inc.	14,460	840,560
Allstate Corp., The	13,438	782,629
American Express Co.	28,581	2,118,710
American International Group Inc.	43,399	2,465,931
American Tower Corp.	14,152	1,245,093
Ameriprise Financial Inc.	5,976	652,161
Aon PLC	9,458	838,073
Apartment Investment and Management Co.	5,188	192,060
Assurant Inc.	2,306	182,197
AvalonBay Communities Inc.	4,461	779,872
Bank of America Corp.	352,285	5,488,600
Bank of New York Mellon Corp.	37,213	1,456,889
BB&T Corp.	26,071	928,128
Berkshire Hathaway Inc. Class B (a)	62,982	8,212,853
BlackRock Inc.	4,307	1,281,203
Boston Properties Inc.	5,131	607,510
Capital One Financial Corp.	18,241	1,322,837
CBRE Group Inc. Class A (a)	9,732	311,424
Charles Schwab Corp., The	40,257	1,149,740
Chubb Corp., The	7,633	936,187
Cincinnati Financial Corp.	4,931	265,288
Citigroup Inc.	100,902	5,005,748
CME Group Inc.	11,336	1,051,301
Comerica Inc.	5,975	245,572
Crown Castle International Corp.	11,192	882,713
Discover Financial Services	14,611	759,626
E*TRADE Financial Corp. (a)	9,675	254,743
Equinix Inc.	1,892	517,273
Equity Residential	12,184	915,262
Essex Property Trust Inc.	2,181	487,279
Fifth Third Bancorp	26,947	509,568
Franklin Resources Inc.	13,121	488,888
General Growth Properties Inc.	19,650	510,310
Genworth Financial Inc. Class A (a)	16,341	75,495
Goldman Sachs Group Inc., The	13,488	2,343,675
Hartford Financial Services Group Inc., The	13,927	637,578
HCP Inc.	15,432	574,842
Host Hotels & Resorts Inc.	25,372	401,131
Hudson City Bancorp Inc.	15,909	161,795
Huntington Bancshares Inc.	27,134	287,620
Intercontinental Exchange Inc.	3,708	871,343
Invesco Ltd.	14,376	448,965

10	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Iron Mountain Inc.	6,442	$199,831
JPMorgan Chase & Co.	124,205	7,572,779
KeyCorp	28,194	366,804
Kimco Realty Corp.	13,820	337,623
Legg Mason Inc.	3,685	153,333
Leucadia National Corp.	11,317	229,282
Lincoln National Corp.	8,418	399,518
Loews Corp.	9,644	348,534
M&T Bank Corp.	4,452	542,921
Macerich Co., The	4,526	347,687
Marsh & McLennan Companies Inc.	17,790	928,994
McGraw Hill Financial Inc.	9,160	792,340
MetLife Inc.	37,423	1,764,494
Moody’s Corp.	5,849	574,372
Morgan Stanley	51,137	1,610,816
Nasdaq Inc.	3,909	208,467
Navient Corp.	12,565	141,231
Northern Trust Corp.	7,351	501,044
People’s United Financial Inc.	10,209	160,588
Plum Creek Timber Co. Inc.	5,876	232,161
PNC Financial Services Group Inc.	17,272	1,540,662
Principal Financial Group Inc.	9,161	433,682
Progressive Corp., The	19,703	603,700
ProLogis Inc.	17,600	684,640
Prudential Financial Inc.	15,205	1,158,773
Public Storage	4,938	1,045,029
Realty Income Corp.	7,807	369,974
Regions Financial Corp.	44,980	405,270
Simon Property Group Inc.	10,390	1,908,851
SL Green Realty Corp.	3,303	357,252
State Street Corp.	13,683	919,634
Suntrust Banks Inc.	17,340	663,082
T. Rowe Price Group Inc.	8,595	597,352
Torchmark Corp.	3,912	220,637
Travelers Companies Inc., The	10,450	1,040,088
U.S. Bancorp	55,668	2,282,945
Unum Group	8,422	270,178
Ventas Inc.	11,169	626,134
Vornado Realty Trust	5,951	538,089
Wells Fargo & Co.	157,082	8,066,161
Welltower Inc.	11,815	800,112
Weyerhaeuser Co.	17,383	475,251
XL Group PLC	10,291	373,769
Zions Bancorporation	6,799	187,244

		93,908,043

Health Care (14.54%)
Abbott Laboratories	49,971	2,009,834
AbbVie Inc.	55,659	3,028,406
Aetna Inc.	11,724	1,282,723
Agilent Technologies Inc.	11,248	386,144
Alexion Pharmaceuticals Inc. (a)	7,591	1,187,156
Allergan PLC (a)	13,238	3,598,221
AmerisourceBergen Corp.	6,905	655,906
Amgen Inc.	25,462	3,521,904
Anthem Inc.	8,783	1,229,620

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Baxalta Inc.	18,283	$576,097
Baxter International Inc.	18,283	600,597
Becton, Dickinson and Co.	7,058	936,314
Biogen Inc. (a)	7,895	2,303,840
Boston Scientific Corp. (a)	45,001	738,466
Bristol-Myers Squibb Co.	55,993	3,314,786
C.R. Bard Inc.	2,487	463,353
Cardinal Health Inc.	10,982	843,637
Celgene Corp. (a)	26,506	2,867,154
Cerner Corp. (a)	10,314	618,427
Cigna Corp.	8,655	1,168,598
DaVita HealthCare Partners Inc. (a)	5,782	418,212
DENTSPLY International Inc.	4,702	237,780
Edwards Lifesciences Corp. (a)	3,612	513,518
Eli Lilly and Co.	32,745	2,740,429
Endo International PLC (a)	6,989	484,198
Express Scripts Holding Co. (a)	22,679	1,836,092
Gilead Sciences Inc.	49,254	4,836,250
HCA Holdings Inc. (a)	10,717	829,067
Henry Schein Inc. (a)	2,807	372,545
Humana Inc.	4,967	889,093
Intuitive Surgical Inc. (a)	1,243	571,258
Johnson & Johnson	92,940	8,675,949
Laboratory Corp. of America Holdings (a)	3,360	364,459
Mallinckrodt PLC (a)	3,901	249,430
McKesson Corp.	7,806	1,444,344
Medtronic PLC	47,464	3,177,240
Merck & Co. Inc.	94,710	4,677,727
Mylan NV (a)	13,825	556,594
Patterson Companies Inc.	2,844	123,003
PerkinElmer Inc.	3,787	174,051
Perrigo Co. PLC	4,913	772,668
Pfizer Inc.	206,976	6,501,116
Quest Diagnostics Inc.	4,834	297,146
Regeneron Pharmaceuticals Inc. (a)	2,595	1,207,038
St. Jude Medical Inc.	9,421	594,371
Stryker Corp.	10,637	1,000,942
Tenet Healthcare Corp. (a)	3,287	121,356
Thermo Fisher Scientific Inc.	13,360	1,633,661
UnitedHealth Group Inc.	32,056	3,718,817
Universal Health Services Inc. Class B	3,049	380,546
Varian Medical Systems Inc. (a)	3,352	247,311
Vertex Pharmaceuticals Inc. (a)	8,182	852,073
Waters Corp. (a)	2,781	328,742
Zimmer Biomet Holdings Inc.	5,690	534,462
Zoetis Inc.	15,406	634,419

		83,327,090

Industrials (9.97%)
3M Co.	20,957	2,971,074
ADT Corp., The	5,734	171,447
Allegion PLC	3,244	187,049
American Airlines Group Inc.	22,524	874,607
AMETEK Inc.	8,075	422,484
Boeing Co., The	21,478	2,812,544

See accompanying notes to schedules of investments.	11

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Caterpillar Inc.	20,300	$1,326,808
CH Robinson Worldwide Inc.	4,755	322,294
Cintas Corp.	2,995	256,821
CSX Corp.	33,174	892,381
Cummins Inc.	5,576	605,442
Danaher Corp.	19,997	1,703,944
Deere & Co.	10,478	775,372
Delta Air Lines Inc.	26,698	1,197,939
Dover Corp.	5,250	300,195
Dun & Bradstreet Corp.	1,221	128,205
Eaton Corp. PLC	15,678	804,280
Emerson Electric Co.	22,045	973,728
Equifax Inc.	4,002	388,914
Expeditors International of Washington Inc.	6,423	302,202
Fastenal Co.	9,729	356,179
FedEx Corp.	8,824	1,270,480
Flowserve Corp.	4,513	185,665
Fluor Corp.	4,951	209,675
General Dynamics Corp.	10,173	1,403,365
General Electric Co.	338,640	8,540,501
Honeywell International Inc.	26,211	2,481,920
Illinois Tool Works Inc.	11,062	910,513
Ingersoll-Rand PLC	8,924	453,071
J.B. Hunt Transport Services Inc.	3,088	220,483
Jacobs Engineering Group Inc. (a)	4,299	160,912
Joy Global Inc.	3,225	48,149
Kansas City Southern	3,698	336,074
L-3 Communications Holdings Inc.	2,701	282,309
Lockheed Martin Corp.	8,983	1,862,266
Masco Corp.	11,709	294,833
Nielsen Holdings PLC	12,430	552,762
Norfolk Southern Corp.	10,135	774,314
Northrop Grumman Corp.	6,295	1,044,655
PACCAR Inc.	11,873	619,414
Parker Hannifin Corp.	4,657	453,126
Pentair PLC	6,111	311,905
Pitney Bowes Inc.	6,836	135,695
Precision Castparts Corp.	4,640	1,065,854
Quanta Services Inc. (a)	7,056	170,826
Raytheon Co.	10,191	1,113,469
Republic Services Inc.	8,073	332,608
Robert Half International Inc.	4,527	231,601
Rockwell Automation Inc.	4,538	460,471
Rockwell Collins Inc.	4,453	364,434
Roper Technologies Inc.	3,361	526,669
Ryder System Inc.	1,761	130,384
Snap-on Inc.	1,945	293,578
Southwest Airlines Co.	22,107	840,950
Stanley Black & Decker Inc.	5,160	500,417
Stericycle Inc. (a)	2,845	396,337
Textron Inc.	9,273	349,036
Tyco International PLC	14,069	470,749
Union Pacific Corp.	29,141	2,576,356
United Continental Holdings Inc. (a)	12,681	672,727
United Parcel Service Inc. Class B	23,447	2,313,984

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
United Rentals Inc. (a)	3,233	$194,142
United Technologies Corp.	27,806	2,474,456
W.W. Grainger Inc.	2,010	432,170
Waste Management Inc.	14,119	703,267
Xylem Inc.	6,074	199,531

		57,140,012

Information Technology (20.24%)
Accenture PLC Class A	20,962	2,059,726
Activision Blizzard Inc.	16,812	519,323
Adobe Systems Inc. (a)	16,713	1,374,143
Akamai Technologies Inc. (a)	5,990	413,669
Alliance Data Systems Corp. (a)	2,066	535,053
Altera Corp.	10,078	504,710
Amphenol Corp. Class A	10,389	529,423
Analog Devices Inc.	10,437	588,751
Apple Inc.	191,550	21,127,965
Applied Materials Inc.	40,297	591,963
Autodesk Inc. (a)	7,593	335,155
Automatic Data Processing Inc.	15,666	1,258,920
Avago Technologies Ltd.	8,738	1,092,337
Broadcom Corp. Class A	18,771	965,393
CA Inc.	10,679	291,537
Cisco Systems Inc.	170,728	4,481,610
Citrix Systems Inc. (a)	5,354	370,925
Cognizant Technology Solutions Corp. Class A (a)	20,416	1,278,246
Computer Sciences Corp.	4,623	283,760
Corning Inc.	41,228	705,823
eBay Inc. (a)	37,648	920,117
Electronic Arts Inc. (a)	10,414	705,548
EMC Corp.	64,580	1,560,253
F5 Networks Inc. (a)	2,417	279,889
Facebook Inc. Class A (a)	75,838	6,817,836
Fidelity National Information Services Inc.	9,440	633,235
First Solar Inc. (a)	2,550	109,012
Fiserv Inc. (a)	7,872	681,794
FLIR Systems Inc.	4,652	130,209
Google Inc. Class A (a)	9,733	6,213,255
Google Inc. Class C (a)	9,929	6,041,002
Harris Corp.	4,137	302,622
Hewlett-Packard Co.	60,645	1,553,118
Intel Corp.	159,253	4,799,885
International Business Machines Corp.	30,251	4,385,487
Intuit Inc.	9,268	822,535
Juniper Networks Inc.	11,799	303,352
KLA-Tencor Corp.	5,291	264,550
Lam Research Corp.	5,336	348,601
Linear Technology Corp.	8,012	323,284
MasterCard Inc. Class A	33,554	3,023,886
Microchip Technology Inc.	7,098	305,853
Micron Technology Inc. (a)	36,080	540,478
Microsoft Corp.	268,978	11,904,966
Motorola Solutions Inc.	5,340	365,149

12	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
NetApp Inc.	10,062	$297,835
NVIDIA Corp.	17,296	426,346
Oracle Corp.	109,284	3,947,338
Paychex Inc.	10,812	514,976
PayPal Holdings Inc. (a)	37,298	1,157,730
Qorvo Inc. (a)	4,973	224,034
QUALCOMM Inc.	52,832	2,838,663
Red Hat Inc. (a)	6,143	441,559
salesforce.com inc. (a)	20,799	1,444,075
SanDisk Corp.	6,854	372,378
Seagate Technology PLC	10,145	454,496
Skyworks Solutions Inc.	6,391	538,186
Symantec Corp.	22,855	444,987
TE Connectivity Ltd.	13,506	808,874
Teradata Corp. (a)	4,848	140,398
Texas Instruments Inc.	34,505	1,708,688
Total System Services Inc.	5,682	258,133
VeriSign Inc. (a)	3,354	236,658
Visa Inc. Class A	65,532	4,564,959
Western Digital Corp.	7,746	615,342
Western Union Co.	17,466	320,676
Xerox Corp.	33,784	328,718
Xilinx Inc.	8,757	371,297
Yahoo! Inc. (a)	29,156	842,900

		115,943,594

Materials (2.78%)
Air Products & Chemicals Inc.	6,459	824,039
Airgas Inc.	2,249	200,903
Alcoa Inc.	43,983	424,876
Avery Dennison Corp.	3,002	169,823
Ball Corp.	4,601	286,182
CF Industries Holdings Inc.	7,838	351,926
Dow Chemical Co., The	38,929	1,650,590
E.I. du Pont de Nemours & Co.	30,322	1,461,520
Eastman Chemical Co.	4,979	322,241
Ecolab Inc.	8,929	979,690
FMC Corp.	4,466	151,442
Freeport-McMoRan Inc.	34,827	337,474
International Flavors & Fragrances Inc.	2,705	279,318
International Paper Co.	14,004	529,211
LyondellBasell Industries NV Class A	12,509	1,042,750
Martin Marietta Materials Inc.	2,246	341,280
Monsanto Co.	15,734	1,342,740
Mosaic Co., The	11,311	351,885
Newmont Mining Corp.	17,752	285,275
Nucor Corp.	10,686	401,259
Owens-Illinois Inc. (a)	5,437	112,655
PPG Industries Inc.	9,112	799,031
Praxair Inc.	9,611	978,976
Sealed Air Corp.	6,912	324,035
Sherwin-Williams Co., The	2,659	592,372
Sigma-Aldrich Corp.	4,000	555,680
Vulcan Materials Co.	4,425	394,710

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
WestRock Co.	8,745	$449,843

		15,941,726

Telecommunication Services (2.40%)
AT&T Inc.	206,567	6,729,953
CenturyLink Inc.	18,973	476,602
Frontier Communications Corp.	38,714	183,891
Level 3 Communications Inc. (a)	9,693	423,487
Verizon Communications Inc.	136,502	5,939,202

		13,753,135

Utilities (3.12%)
AES Corp., The	22,912	224,308
AGL Resources Inc.	3,986	243,305
Ameren Corp.	8,128	343,573
American Electric Power Company Inc.	16,398	932,390
CenterPoint Energy Inc.	14,398	259,740
CMS Energy Corp.	9,227	325,898
Consolidated Edison Inc.	9,810	655,798
Dominion Resources Inc.	19,924	1,402,251
DTE Energy Co.	6,024	484,149
Duke Energy Corp.	23,230	1,671,166
Edison International	10,912	688,220
Entergy Corp.	6,045	393,530
Eversource Energy	10,611	537,129
Exelon Corp.	28,797	855,271
FirstEnergy Corp.	14,107	441,690
NextEra Energy Inc.	15,477	1,509,781
NiSource Inc.	10,591	196,463
NRG Energy Inc.	11,312	167,983
Pepco Holdings Inc.	8,407	203,618
PG&E Corp.	16,418	866,870
Pinnacle West Capital Corp.	3,695	236,997
PPL Corp.	22,338	734,697
Public Service Enterprise Group Inc.	16,953	714,738
SCANA Corp.	4,778	268,810
Sempra Energy	7,907	764,765
Southern Co.	30,472	1,362,098
TECO Energy Inc.	8,019	210,579
WEC Energy Group Inc.	10,558	551,339
Xcel Energy Inc.	16,947	600,093

		17,847,249

Total Common Stocks
(cost $432,445,770)		567,980,231

See accompanying notes to schedules of investments.	13

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Short-term Investments (0.71%)
State Street Institutional U.S. Government Money Market Fund (a)	4,067,273	$4,067,273

Total Short-term Investments
(cost $4,067,273)		4,067,273

TOTAL INVESTMENTS (99.84%)
(cost $436,513,043)		572,047,504
CASH (b) AND OTHER ASSETS, NET OF LIABILITIES (0.16%)		928,342

NET ASSETS (100.00%)		$572,975,846

(a)	Non-income producing security.

(b)	At September 30, 2015, cash in the amount of $234,600 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	51	December 2015	$4,928,021	$4,867,185	$(60,836)

14	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (98.00%)
Consumer Discretionary (14.25%)
1-800-FLOWERS.COM Inc. (a)	4,167	$37,920
2U Inc. (a)	3,841	137,892
Abercrombie & Fitch Co. Class A	11,138	236,014
AMC Entertainment Holdings Inc. Class A	3,421	86,175
American Axle & Manufacturing Holdings Inc. (a)	12,218	243,627
American Eagle Outfitters Inc.	31,179	487,328
American Public Education Inc. (a)	2,781	65,214
America’s Car-Mart Inc. (a)	1,325	43,844
Apollo Education Group Inc. (a)	15,152	167,581
Arctic Cat Inc.	2,029	45,003
Asbury Automotive Group Inc. (a)	4,348	352,840
Ascena Retail Group Inc. (a)	27,550	383,220
Ascent Capital Group LLC Class A (a)	2,132	58,374
Barnes & Noble Education Inc. (a)	5,153	65,495
Barnes & Noble Inc.	8,154	98,745
Bassett Furniture Industries Inc.	1,671	46,537
Beazer Homes USA Inc. (a)	5,112	68,143
bebe stores inc.	4,879	4,586
Belmond Ltd. Class A (a)	15,625	157,969
Big 5 Sporting Goods Corp.	2,816	29,230
Big Lots Inc.	7,895	378,332
Biglari Holdings Inc. (a)	243	88,875
BJ’s Restaurants Inc. (a)	3,466	149,142
Black Diamond Inc. (a)	3,942	24,756
Bloomin’ Brands Inc.	19,900	361,782
Blue Nile Inc. (a)	1,953	65,504
Bob Evans Farms Inc.	3,589	155,583
Bojangles’ Inc. (a)	1,262	21,328
Boot Barn Holdings Inc (a)	1,902	35,054
Boyd Gaming Corp. (a)	12,833	209,178
Bravo Brio Restaurant Group Inc. (a)	2,474	27,882
Bridgepoint Education Inc. (a)	2,834	21,595
Bright Horizons Family Solutions Inc. (a)	6,009	386,018
Buckle Inc., The	4,490	165,995
Buffalo Wild Wings Inc. (a)	3,049	589,768
Build-A-Bear Workshop Inc. (a)	2,103	39,726
Burlington Stores Inc. (a)	12,062	615,644
Caesars Acquisition Co. Class A (a)	7,387	52,448
Caesars Entertainment Corp. (a)	8,619	50,766
Caleres Inc.	6,956	212,367
Callaway Golf Co.	12,386	103,423
Cambium Learning Group Inc. (a)	1,589	7,580
Capella Education Co.	1,835	90,869
Career Education Corp. (a)	11,253	42,311
Carmike Cinemas Inc. (a)	3,981	79,978
Carriage Services Inc.	2,721	58,746
Carrols Restaurant Group Inc. (a)	5,896	70,162
Cato Corp. Class A	4,251	144,662
Cavco Industries Inc. (a)	1,451	98,799
Central European Media Enterprises Ltd. Class A (a)	11,670	25,207
Century Communities Inc. (a)	2,398	47,600
Cheesecake Factory Inc., The	7,777	419,647
Chegg Inc. (a)	12,425	89,584

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Cherokee Inc. (a)	1,296	$20,114
Chico’s FAS Inc.	22,944	360,909
Children’s Place Inc., The	3,286	189,504
Christopher & Banks Corp. (a)	6,247	6,934
Churchill Downs Inc.	2,145	287,022
Chuy’s Holdings Inc. (a)	2,710	76,964
Citi Trends Inc.	2,483	58,053
ClubCorp Holdings Inc.	7,020	150,649
Collectors Universe Inc.	1,230	18,548
Columbia Sportswear Co.	4,566	268,435
Conn’s Inc. (a)	4,420	106,257
Container Store Group Inc., The (a)	2,620	36,890
Cooper Tire & Rubber Co.	9,189	363,057
Cooper-Standard Holding Inc. (a)	2,120	122,960
Core-Mark Holding Company Inc.	3,673	240,398
Cracker Barrel Old Country Store Inc.	3,066	451,560
Crocs Inc. (a)	12,442	160,813
Crown Media Holdings Inc. (a)	5,829	31,185
CSS Industries Inc.	1,460	38,456
Culp Inc.	1,496	47,977
Cumulus Media Inc. Class A (a)	24,441	17,202
Daily Journal Corp. (a)	186	34,633
Dana Holding Corp.	26,062	413,865
Dave & Buster’s Entertainment Inc. (a)	3,641	137,739
Deckers Outdoor Corp. (a)	5,248	304,699
Del Frisco’s Restaurant Group Inc. (a)	3,745	52,018
Denny’s Corp. (a)	13,766	151,839
Destination XL Group Inc. (a)	5,859	34,041
DeVry Education Group Inc.	10,235	278,494
Diamond Resorts International Inc. (a)	6,711	156,970
DineEquity Inc.	2,730	250,232
Dorman Products Inc. (a)	4,297	218,674
DreamWorks Animation SKG Inc. Class A (a)	12,191	212,733
Drew Industries Inc.	3,893	212,597
E.W. Scripps Co. Class A, The	9,324	164,755
El Pollo Loco Holdings Inc. (a)	2,149	23,166
Eldorado Resorts Inc. (a)	4,193	37,821
Empire Resorts Inc. (a)	2,514	10,584
Entercom Communications Corp. Class A (a)	4,280	43,485
Entravision Communications Corp. Class A	9,915	65,836
Eros International PLC (a)	4,509	122,600
Escalade Inc.	1,657	26,181
Ethan Allen Interiors Inc.	4,133	109,153
Etsy Inc. (a)	3,216	44,027
EVINE Live Inc. (a)	7,354	19,267
Express Inc. (a)	13,545	242,049
Federal-Mogul Holdings Corp. (a)	4,902	33,481
Fenix Parts Inc. (a)	2,098	14,015
Fiesta Restaurant Group Inc. (a)	4,334	196,634
Finish Line Inc. Class A, The	7,436	143,515
Five Below Inc. (a)	8,784	294,967
Flexsteel Industries Inc.	789	24,656
Fogo De Chao Inc. (a)	639	9,968

See accompanying notes to schedules of investments.	15

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Fox Factory Holding Corp. (a)	2,529	$42,639
Francesca’s Holdings Corp. (a)	6,812	83,311
Fred’s Inc. Class A	5,814	68,896
FTD Companies Inc. (a)	2,962	88,268
Genesco Inc. (a)	3,825	218,293
Gentherm Inc. (a)	5,727	257,257
G-III Apparel Group Ltd. (a)	6,398	394,501
Global Eagle Entertainment Inc. (a)	7,107	81,588
Grand Canyon Education Inc. (a)	7,602	288,800
Gray Television Inc. (a)	10,105	128,940
Green Brick Partners Inc. (a)	3,302	35,761
Group 1 Automotive Inc.	3,716	316,417
Guess? Inc.	9,964	212,831
Habit Restaurants Inc., The Class A (a)	1,812	38,795
Harte-Hanks Inc.	8,371	29,550
Haverty Furniture Companies Inc.	3,198	75,089
Helen of Troy Ltd. (a)	4,555	406,762
Hemisphere Media Group Inc. (a)	1,392	18,931
Hibbett Sports Inc. (a)	4,023	140,845
Hooker Furniture Corp.	1,652	38,888
Horizon Global Corp. (a)	2,925	25,798
Houghton Mifflin Harcourt Co. (a)	21,902	444,830
Hovnanian Enterprises Inc. Class A (a)	19,950	35,312
HSN Inc.	5,190	297,076
Iconix Brand Group Inc. (a)	7,705	104,172
IMAX Corp. (a)	9,715	328,270
Installed Building Products Inc. (a)	3,182	80,441
International Speedway Corp. Class A	4,387	139,156
Interval Leisure Group Inc.	6,327	116,164
Intrawest Resorts Holdings Inc. (a)	2,565	22,213
iRobot Corp. (a)	4,820	140,455
Isle of Capri Casinos Inc. (a)	3,644	63,551
J. Alexander’s Holdings Inc. (a)	2,203	21,964
Jack in the Box Inc.	5,985	461,084
JAKKS Pacific Inc. (a)	3,289	28,022
Jamba Inc. (a)	2,294	32,690
Johnson Outdoors Inc. Class A	858	18,104
Journal Media Group Inc.	3,318	24,885
K12 Inc. (a)	5,526	68,743
KB Home	13,253	179,578
Kirkland’s Inc.	2,580	55,573
Kona Grill Inc. (a)	1,279	20,144
Krispy Kreme Doughnuts Inc. (a)	10,486	153,410
La Quinta Holdings Inc. (a)	14,994	236,605
Lands’ End Inc. (a)	2,671	72,144
La-Z-Boy Inc.	8,142	216,252
LGI Homes Inc. (a)	2,376	64,603
Libbey Inc.	3,544	115,570
Liberty Tax Inc.	746	17,374
Liberty TripAdvisor Holdings Inc. Class A (a)	12,022	266,528
LifeLock Inc. (a)	15,171	132,898
Lifetime Brands Inc.	1,738	24,297
Lithia Motors Inc. Class A	3,632	392,656
Loral Space & Communications Inc. (a)	2,095	98,633
Lumber Liquidators Holdings Inc. (a)	4,376	57,501

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
M.D.C. Holdings Inc.	6,352	$166,295
M/I Homes Inc. (a)	4,030	95,027
Malibu Boats Inc. Class A (a)	2,795	39,074
Marcus Corp., The	3,045	58,890
Marine Products Corp.	1,652	11,465
MarineMax Inc. (a)	4,225	59,699
Marriott Vacations Worldwide Corp.	4,136	281,827
Martha Stewart Living Omnimedia Inc. Class A (a)	5,100	30,396
Mattress Firm Holding Corp. (a)	3,299	137,766
MCBC Holdings Inc. (a)	925	11,988
MDC Partners Inc. Class A	7,012	129,231
Media General Inc. (a)	15,424	215,782
Men’s Wearhouse Inc., The	7,748	329,445
Meredith Corp.	5,862	249,604
Meritage Homes Corp. (a)	6,431	234,860
Metaldyne Performance Group Inc.	1,854	38,953
Modine Manufacturing Co. (a)	7,757	61,048
Monarch Casino & Resort Inc. (a)	1,657	29,776
Monro Muffler Brake Inc.	5,087	343,627
Morgans Hotel Group Co. (a)	4,923	16,344
Motorcar Parts of America Inc. (a)	2,912	91,262
Movado Group Inc.	2,610	67,416
NACCO Industries Inc. Class A	677	32,191
National CineMedia Inc.	9,996	134,146
Nautilus Inc. (a)	5,036	75,540
New Home Company Inc., The (a)	1,548	20,047
New Media Investment Group Inc.	7,264	112,301
New York Times Co. Class A, The	21,908	258,733
Nexstar Broadcasting Group Inc. Class A	5,049	239,070
Noodles & Company (a)	1,864	26,394
NutriSystem Inc.	4,681	124,140
Ollie’s Bargain Outlet Holdings Inc. (a)	1,474	23,835
Outerwall Inc.	2,984	169,879
Overstock.com Inc. (a)	1,912	32,810
Oxford Industries Inc.	2,364	174,652
Papa John’s International Inc.	4,632	317,199
Papa Murphy’s Holdings Inc. (a)	1,442	21,169
Party City Holdco Inc. (a)	4,016	64,136
Penn National Gaming Inc. (a)	12,717	213,391
Pep Boys-Manny, Moe & Jack, The (a)	8,726	106,370
Performance Sports Group Ltd. (a)	7,136	95,765
Perry Ellis International Inc. (a)	2,020	44,359
PetMed Express Inc.	3,201	51,536
Pier 1 Imports Inc.	14,570	100,533
Pinnacle Entertainment Inc. (a)	9,686	327,774
Planet Fitness Inc. Class A (a)	2,415	41,393
Pool Corp.	6,969	503,859
Popeyes Louisiana Kitchen Inc. (a)	3,739	210,730
Potbelly Corp. (a)	3,404	37,478
Reading International Inc. Class A (a)	2,699	34,196
Red Robin Gourmet Burgers Inc. (a)	2,280	172,687
Regis Corp. (a)	6,648	87,089
Remy International Inc.	4,592	134,316
Rent-A-Center Inc.	8,549	207,313

16	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Rentrak Corp. (a)	2,046	$110,627
Restoration Hardware Holdings Inc. (a)	5,346	498,835
Ruby Tuesday Inc. (a)	9,666	60,026
Ruth’s Hospitality Group Inc.	5,687	92,357
Ryland Group Inc., The	7,499	306,184
Saga Communications Inc. Class A	599	20,132
Scholastic Corp.	4,242	165,268
Scientific Games Corp. Class A (a)	8,129	84,948
SeaWorld Entertainment Inc.	10,899	194,111
Select Comfort Corp. (a)	8,347	182,632
Sequential Brands Group Inc. (a)	4,016	58,112
SFX Entertainment Inc. (a)	7,624	3,887
Shake Shack Inc. Class A (a)	921	43,655
Shoe Carnival Inc.	2,390	56,882
Shutterfly Inc. (a)	6,066	216,860
Sinclair Broadcast Group Inc. Class A	10,700	270,924
Sizmek Inc. (a)	3,573	21,402
Skullcandy Inc. (a)	3,431	18,973
Smith & Wesson Holding Corp. (a)	8,727	147,224
Sonic Automotive Inc.	5,343	109,104
Sonic Corp.	8,412	193,055
Sotheby’s	9,911	316,954
Speedway Motorsports Inc.	1,878	33,898
Sportsman’s Warehouse Holdings Inc. (a)	2,804	34,545
Stage Stores Inc.	5,203	51,198
Standard Motor Products Inc.	3,210	111,965
Standard Pacific Corp. (a)	23,406	187,248
Stein Mart Inc.	4,565	44,189
Steiner Leisure Ltd. (a)	2,075	131,098
Steven Madden Ltd. (a)	8,981	328,884
Stoneridge Inc. (a)	4,490	55,407
Strattec Security Corp.	582	36,701
Strayer Education Inc. (a)	1,771	97,352
Sturm, Ruger & Company Inc.	3,022	177,361
Superior Industries International Inc.	3,713	69,359
Superior Uniform Group Inc.	1,065	19,095
Systemax Inc. (a)	1,932	14,471
Taylor Morrison Home Corp. Class A (a)	5,171	96,491
Tenneco Inc. (a)	9,824	439,820
Texas Roadhouse Inc. Class A	11,156	415,003
Tile Shop Holdings Inc., The (a)	4,422	52,976
Tilly’s Inc. Class A (a)	1,793	13,196
Time Inc.	17,522	333,794
Tower International Inc. (a)	3,467	82,376
Townsquare Media Inc. (a)	1,286	12,564
Travelport Worldwide Ltd.	16,907	223,511
TRI Pointe Group Inc. (a)	26,049	340,981
Tribune Publishing Co.	3,829	30,019
Tuesday Morning Corp. (a)	7,072	38,260
Tumi Holdings Inc. (a)	8,784	154,774
Unifi Inc. (a)	2,458	73,273
Universal Electronics Inc. (a)	2,568	107,933
Universal Technical Institute Inc.	3,792	13,310
Vail Resorts Inc.	5,809	608,086
Vera Bradley Inc. (a)	3,472	43,782

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Vince Holding Corp. (a)	2,180	$7,477
Vitamin Shoppe Inc. (a)	4,811	157,031
VOXX International Corp. (a)	3,356	24,902
Wayfair Inc. Class A (a)	3,226	113,104
WCI Communities Inc. (a)	2,449	55,421
Weight Watchers International Inc. (a)	4,728	30,165
West Marine Inc. (a)	2,951	25,910
Weyco Group Inc.	1,071	28,960
William Lyon Homes Class A (a)	2,967	61,120
Wingstop Inc. (a)	975	23,380
Winmark Corp.	371	38,183
Winnebago Industries Inc.	4,368	83,647
Wolverine World Wide Inc.	16,452	356,021
World Wrestling Entertainment Inc.	4,903	82,861
Zagg Inc. (a)	4,647	31,553
Zoe’s Kitchen Inc. (a)	3,082	121,708
Zulily Inc. Class A (a)	10,527	183,170
Zumiez Inc. (a)	3,063	47,875

		38,420,053

Consumer Staples (3.29%)
Alico Inc.	494	20,052
Amplify Snack Brands Inc. (a)	2,237	23,958
Andersons Inc., The	4,576	155,859
Arcadia Biosciences Inc. (a)	723	2,205
B&G Foods Inc. Class A	9,100	331,695
Boston Beer Co. Inc. (a)	1,466	308,754
Boulder Brands Inc. (a)	8,910	72,973
Calavo Growers Inc.	2,382	106,332
Cal-Maine Foods Inc.	5,017	273,978
Casey’s General Stores Inc.	6,226	640,780
Castle Brands Inc. (a)	9,400	12,408
Central Garden & Pet Co. Class A (a)	6,644	107,035
Chefs’ Warehouse Inc., The (a)	3,105	43,967
Coca-Cola Bottling Co. Consolidated	750	145,035
Craft Brew Alliance Inc. (a)	1,922	15,318
Darling Ingredients Inc. (a)	26,349	296,163
Dean Foods Co.	15,015	248,048
Diamond Foods Inc. (a)	4,195	129,458
Elizabeth Arden Inc. (a)	4,093	47,847
Fairway Group Holdings Corp. (a)	3,221	3,382
Farmer Brothers Co. (a)	1,256	34,226
Fresh Del Monte Produce Inc.	5,288	208,929
Fresh Market Inc., The (a)	6,977	157,610
Freshpet Inc. (a)	3,282	34,461
HRG Group Inc. (a)	12,756	149,628
Ingles Markets Inc. Class A	2,028	96,999
Inter Parfums Inc.	2,713	67,310
Inventure Foods Inc. (a)	2,684	23,834
J&J Snack Foods Corp.	2,394	272,102
John B. Sanfilippo & Son Inc.	1,343	68,842
Lancaster Colony Corp.	2,969	289,418
Landec Corp. (a)	4,484	52,328
Lifeway Foods Inc. (a)	853	8,939
Limoneira Co.	1,908	31,921
Medifast Inc. (a)	1,813	48,697

See accompanying notes to schedules of investments.	17

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
MGP Ingredients Inc.	1,659	$26,561
National Beverage Corp. (a)	1,933	59,401
Natural Grocers by Vitamin Cottage Inc. (a)	1,513	34,330
Natural Health Trends Corp.	1,276	41,700
Nature’s Sunshine Products Inc.	1,753	21,001
Nutraceutical International Corp. (a)	1,399	33,030
Oil-Dri Corporation of America	848	19,419
Omega Protein Corp. (a)	3,637	61,720
Orchids Paper Products Co.	1,369	35,731
Post Holdings Inc. (a)	9,837	581,367
PriceSmart Inc.	3,116	240,991
Revlon Inc. Class A (a)	1,826	53,776
Sanderson Farms Inc.	3,623	248,429
Seaboard Corp. (a)	42	129,318
Seneca Foods Corp. Class A (a)	1,259	33,175
Smart & Final Stores Inc. (a)	3,872	60,829
Snyder’s-Lance Inc.	7,862	265,185
SpartanNash Co.	6,071	156,935
SUPERVALU Inc. (a)	42,139	302,558
Synutra International Inc. (a)	3,147	14,948
Tootsie Roll Industries Inc.	3,004	93,995
TreeHouse Foods Inc. (a)	6,868	534,262
United Natural Foods Inc. (a)	7,978	387,013
Universal Corp.	3,651	180,980
USANA Health Sciences Inc. (a)	921	123,442
Vector Group Ltd.	13,545	306,252
Village Super Market Inc. Class A	1,134	26,774
WD-40 Co.	2,342	208,602
Weis Markets Inc.	1,697	70,850

		8,883,065

Energy (2.87%)
Abraxas Petroleum Corp. (a)	15,755	20,166
Adams Resources & Energy Inc.	325	13,325
Alon USA Energy Inc.	5,021	90,732
Approach Resources Inc. (a)	5,868	10,973
Ardmore Shipping Corp.	3,058	36,941
Atwood Oceanics Inc.	10,377	153,683
Basic Energy Services Inc. (a)	6,400	21,120
Bill Barrett Corp. (a)	8,533	28,159
Bonanza Creek Energy Inc. (a)	7,974	32,454
Bristow Group Inc.	5,616	146,915
C&J Energy Services Ltd. (a)	9,046	31,842
Callon Petroleum Co. (a)	10,720	78,149
CARBO Ceramics Inc.	3,158	59,970
Carrizo Oil & Gas Inc. (a)	8,304	253,604
Clayton Williams Energy Inc. (a)	946	36,714
Clean Energy Fuels Corp. (a)	11,702	52,659
Cloud Peak Energy Inc. (a)	9,663	25,414
Contango Oil & Gas Co. (a)	2,930	22,268
Delek US Holdings Inc.	9,139	253,150
DHT Holdings Inc.	15,054	111,701
Dorian LPG Ltd. (a)	3,920	40,415
Eclipse Resources Corp. (a)	7,537	14,697
Energy Fuels, Inc. (a)	6,386	18,583

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Energy XXI Ltd.	15,532	$16,309
Era Group Inc. (a)	3,256	48,742
Erin Energy Corp. (a)	1,543	6,049
Evolution Petroleum Corp.	3,345	18,565
EXCO Resources Inc.	25,373	19,030
Exterran Holdings Inc.	11,159	200,862
Fairmount Santrol Holdings Inc. (a)	10,225	27,608
Forum Energy Technologies Inc. (a)	9,576	116,923
Frontline Ltd. (a)	17,166	46,177
GasLog Ltd.	6,732	64,762
Gastar Exploration Inc. (a)	11,913	13,700
Gener8 Maritime Inc. (a)	2,305	25,240
Geospace Technologies Corp. (a)	2,059	28,435
Green Plains Inc.	6,131	119,309
GulfMark Offshore Inc. Class A	4,195	25,631
Halcon Resources Corp. (a)	58,704	31,113
Hallador Energy Co.	1,723	11,975
Helix Energy Solutions Group Inc. (a)	17,117	81,990
Hornbeck Offshore Services Inc. (a)	5,197	70,315
Independence Contract Drilling Inc. (a)	2,120	10,558
ION Geophysical Corp. (a)	21,636	8,438
Isramco Inc. (a)	144	14,305
Jones Energy Inc. Class A (a)	4,522	21,660
Key Energy Services Inc. (a)	21,639	10,170
Magnum Hunter Resources Corp. (a)	34,120	11,601
Magnum Hunter Resources Corp. Warrants (a) (b)	3,193	0
Matador Resources Co. (a)	11,820	245,147
Matrix Service Co. (a)	4,331	97,318
McDermott International Inc. (a)	38,511	165,597
Natural Gas Services Group (a)	2,128	41,070
Navios Maritime Acquisition Corp.	13,865	48,805
Newpark Resources Inc. (a)	13,750	70,400
Nordic American Offshore Ltd.	3,037	18,222
Nordic American Tankers Ltd.	14,387	218,682
North Atlantic Drilling Ltd.	12,460	9,594
Northern Oil and Gas Inc. (a)	10,003	44,213
Oasis Petroleum Inc. (a)	22,370	194,172
Oil States International Inc. (a)	8,288	216,565
Pacific Ethanol Inc. (a)	4,757	30,873
Panhandle Oil & Gas Inc.	2,382	38,493
Par Petroleum Corp. (a)	2,490	51,867
Parker Drilling Co. (a)	20,082	52,816
Parsley Energy Inc. Class A (a)	14,551	219,284
PDC Energy Inc. (a)	6,376	337,992
Peabody Energy Corp.	44,396	61,266
Penn Virginia Corp. (a)	11,236	5,955
PHI Inc. (a)	2,033	38,383
Pioneer Energy Services Corp. (a)	10,798	22,676
Renewable Energy Group Inc. (a)	7,005	58,001
REX American Resources Corp. (a)	905	45,811
Rex Energy Corp. (a)	8,336	17,256
RigNet Inc. (a)	2,020	51,510
Ring Energy Inc. (a)	3,758	37,091
RSP Permian Inc. (a)	9,450	191,362
Sanchez Energy Corp. (a)	8,564	52,669

18	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
SandRidge Energy Inc. (a)	68,742	$18,560
Scorpio Tankers Inc.	28,453	260,914
SEACOR Holdings Inc. (a)	2,941	175,901
SemGroup Corp. Class A	7,085	306,355
Seventy Seven Energy Inc. (a)	8,890	12,268
Ship Finance International Ltd.	9,483	154,099
Solazyme Inc. (a)	12,399	32,237
Stone Energy Corp. (a)	9,506	47,150
Synergy Resources Corp. (a)	16,722	163,876
Teekay Tankers Ltd. Class A	14,661	101,161
Tesco Corp.	5,761	41,134
TETRA Technologies Inc. (a)	12,734	75,258
Tidewater Inc.	7,530	98,944
TransAtlantic Petroleum Ltd. (a)	3,831	9,731
Triangle Petroleum Corp. (a)	7,670	10,891
Ultra Petroleum Corp. (a)	24,624	157,347
Unit Corp. (a)	8,047	90,609
Uranium Energy Corp. (a)	14,541	14,541
US Silica Holdings Inc.	8,613	121,357
W&T Offshore Inc.	6,085	18,255
Western Refining Inc.	11,362	501,291
Westmoreland Coal Co. (a)	2,805	39,522

		7,737,592

Financials (25.23%)
1st Source Corp.	2,635	81,158
Acadia Realty Trust	11,040	331,976
Access National Corp.	975	19,865
AG Mortgage Investment Trust Inc.	4,639	70,606
Agree Realty Corp.	2,988	89,192
Alexander & Baldwin Inc.	7,916	271,756
Alexander’s Inc.	335	125,290
Altisource Asset Management Corp. (a)	148	3,545
Altisource Portfolio Solutions SA (a)	2,142	51,065
Altisource Residential Corp.	9,217	128,301
Ambac Financial Group Inc. (a)	7,316	105,863
American Assets Trust Inc.	6,002	245,242
American Capital Mortgage Investment Corp.	8,227	121,266
American Equity Investment Life Holding Co.	12,765	297,552
American National Bankshares Inc.	1,465	34,354
American Residential Properties Inc.	5,491	94,830
Ameris Bancorp	5,041	144,929
Amerisafe Inc.	3,066	152,472
Ames National Corp.	1,401	32,125
Anchor BanCorp Wisconsin Inc. (a)	1,105	47,062
Anworth Mortgage Asset Corp.	17,654	87,211
Apollo Commercial Real Estate Finance Inc.	9,431	148,161
Apollo Residential Mortgage Inc.	5,217	66,047
Ares Commercial Real Estate Corp.	4,889	58,619
Argo Group International Holdings Ltd.	4,398	248,883
Arlington Asset Investment Corp. Class A	3,748	52,659

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Armada Hoffler Properties Inc.	4,424	$43,222
ARMOUR Residential REIT Inc.	7,131	142,905
Arrow Financial Corp.	1,900	50,737
Ashford Hospitality Prime Inc.	4,510	63,275
Ashford Hospitality Trust Inc.	13,001	79,306
Ashford Inc. (a)	138	8,756
Astoria Financial Corp.	14,514	233,675
Atlas Financial Holdings Inc. (a)	1,822	33,707
AV Homes Inc. (a)	1,911	25,837
Baldwin & Lyons Inc.	1,564	33,939
Banc of California Inc.	5,667	69,534
BancFirst Corp.	1,150	72,565
Banco Latinoamericano de Comercio Exterior SA	4,881	112,995
Bancorp Inc., The (a)	5,551	42,299
BancorpSouth Inc.	15,443	367,080
Bank Mutual Corp.	7,966	61,179
Bank of Marin Bancorp	1,022	49,046
Bank of the Ozarks Inc.	12,462	545,337
BankFinancial Corp.	3,194	39,701
Banner Corp.	3,372	161,080
Bar Harbor Bankshares	722	23,097
BBCN Bancorp Inc.	12,928	194,179
BBX Capital Corp. Class A (a)	502	8,082
Bear State Financial Inc. (a)	1,716	15,272
Beneficial Bancorp Inc. (a)	13,057	173,136
Berkshire Hills Bancorp Inc.	4,702	129,493
BGC Partners Inc. Class A	29,393	241,610
Blue Hills Bancorp Inc.	4,803	66,522
Bluerock Residential Growth REIT Inc.	2,647	31,711
BNC Bancorp	4,158	92,432
BofI Holding Inc. (a)	2,472	318,468
Boston Private Financial Holdings Inc.	13,311	155,739
Bridge Bancorp Inc.	1,985	53,019
Brookline Bancorp Inc.	11,309	114,673
Bryn Mawr Bank Corp.	2,622	81,466
BSB Bancorp Inc. (a)	1,095	23,148
C1 Financial Inc. (a)	737	14,040
Calamos Asset Management Inc. Class A	2,906	27,549
Camden National Corp.	1,241	50,136
Campus Crest Communities Inc.	10,959	58,302
Capital Bank Financial Corp. Class A (a)	3,618	109,372
Capital City Bank Group Inc.	1,774	26,468
Capitol Federal Financial Inc.	22,490	272,579
Capstead Mortgage Corp.	15,339	151,703
Cardinal Financial Corp.	5,204	119,744
CareTrust REIT Inc.	7,164	81,311
Cascade Bancorp (a)	5,247	28,386
Cash America International Inc.	4,464	124,858
CatchMark Timber Trust Inc. Class A	5,901	60,662
Cathay General Bancorp	12,787	383,099
Cedar Realty Trust Inc.	14,263	88,573
Centerstate Banks Inc.	6,941	102,033
Central Pacific Financial Corp.	3,596	75,408
Century Bancorp Inc. Class A	624	25,434

See accompanying notes to schedules of investments.	19

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Chambers Street Properties	38,471	$249,677
Charter Financial Corp.	2,845	36,075
Chatham Lodging Trust	6,242	134,078
Chemical Financial Corp.	5,459	176,599
Chesapeake Lodging Trust	9,654	251,583
CIFC Corp.	843	6,027
Citizens & Northern Corp.	2,103	41,051
Citizens Inc. (a)	7,414	55,012
City Holding Co.	2,466	121,574
Clifton Bancorp Inc.	4,406	61,155
CNB Financial Corp.	2,471	44,898
CNO Financial Group Inc.	31,452	591,612
CoBiz Financial Inc.	6,086	79,179
Cohen & Steers Inc.	3,284	90,146
Colony Capital Inc. Class A	17,974	351,571
Columbia Banking System Inc.	9,254	288,817
Community Bank System Inc.	6,607	245,582
Community Trust Bancorp Inc.	2,596	92,184
CommunityOne Bancorp (a)	1,876	20,392
ConnectOne Bancorp Inc.	4,468	86,232
Consolidated-Tomoka Land Co.	725	36,105
CorEnergy Infrastructure Trust Inc.	8,607	38,043
Coresite Realty Corp.	3,942	202,776
Cousins Properties Inc.	34,444	317,574
Cowen Group Inc. Class A (a)	18,206	83,019
Crawford & Co. Class B	4,798	26,917
CU Bancorp (a)	2,477	55,633
CubeSmart	26,687	726,153
Customers Bancorp Inc. (a)	4,314	110,870
CVB Financial Corp.	16,995	283,816
CyrusOne Inc.	10,450	341,297
CYS Investments Inc.	25,192	182,894
DCT Industrial Trust Inc.	13,993	471,004
Diamond Hill Investment Group	479	89,113
DiamondRock Hospitality Co.	32,064	354,307
Dime Community Bancshares	5,098	86,156
Donegal Group Inc.	1,325	18,630
DuPont Fabros Technology Inc.	10,140	262,423
Dynex Capital Inc.	9,301	61,015
Eagle Bancorp Inc. (a)	4,820	219,310
Easterly Government Properties Inc.	2,155	34,372
EastGroup Properties Inc.	5,191	281,248
Education Realty Trust Inc.	7,723	254,473
eHealth Inc. (a)	2,788	35,714
EMC Insurance Group Inc.	1,290	29,941
Employers Holdings Inc.	5,173	115,306
Encore Capital Group Inc. (a)	4,213	155,881
Enova International Inc. (a)	4,230	43,231
Enstar Group Ltd. (a)	1,422	213,300
Enterprise Bancorp Inc.	1,316	27,597
Enterprise Financial Services Corp.	3,244	81,651
EPR Properties	9,196	474,238
Equity One Inc.	11,556	281,273
Essent Group Ltd. (a)	8,954	222,507
EverBank Financial Corp.	15,426	297,722

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Evercore Partners Inc. Class A	5,559	$279,284
EZCORP Inc. Class A (a)	8,247	50,884
F.N.B. Corp.	28,074	363,558
Farmers Capital Bank Corp. (a)	1,065	26,465
FBL Financial Group Inc. Class A	1,540	94,741
FCB Financial Holdings Inc. Class A (a)	4,414	143,985
Federal Agricultural Mortgage Corp. Class C	1,698	44,029
Federated National Holding Co.	2,311	55,510
FelCor Lodging Trust Inc.	23,225	164,201
Fidelity & Guaranty Life	1,757	43,117
Fidelity Southern Corp.	2,817	59,551
Fifth Street Asset Management Inc.	1,091	8,150
Financial Engines Inc.	8,264	243,540
Financial Institutions Inc.	2,360	58,481
First American Financial Corp.	17,318	676,614
First BanCorp (a)	17,496	62,286
First Bancorp (North Carolina)	3,299	56,083
First Bancorp Inc.	1,619	30,923
First Busey Corp.	3,914	77,771
First Business Financial Services Inc.	1,316	30,952
First Cash Financial Services Inc. (a)	4,555	182,473
First Citizens BancShares Inc. Class A	1,216	274,816
First Commonwealth Financial Corp.	14,262	129,642
First Community Bancshares Inc.	2,766	49,511
First Connecticut Bancorp Inc.	2,695	43,443
First Defiance Financial Corp.	1,548	56,595
First Financial Bancorp	9,764	186,297
First Financial Bankshares Inc.	10,270	326,381
First Financial Corp. Indiana	1,886	61,012
First Industrial Realty Trust Inc.	17,682	370,438
First Interstate BancSystem Inc.	3,055	85,051
First Merchants Corp.	6,135	160,860
First Midwest Bancorp Inc.	12,627	221,478
First NBC Bank Holding Co. (a)	2,561	89,737
First of Long Island Corp., The	2,026	54,763
First Potomac Realty Trust	9,299	102,289
FirstMerit Corp.	26,529	468,767
Flagstar Bancorp Inc. (a)	3,222	66,244
Flushing Financial Corp.	4,818	96,456
FNFV Group (a)	12,755	149,489
Forestar Group Inc. (a)	5,467	71,891
Fox Chase Bancorp	2,012	34,928
Franklin Financial Network Inc. (a)	794	17,746
Franklin Street Properties Corp.	14,391	154,703
FRP Holdings Inc. (a)	1,156	34,842
Fulton Financial Corp.	27,507	332,835
Gain Capital Holdings Inc.	5,031	36,626
GAMCO Investors Inc.	1,023	56,163
Geo Group Inc., The	11,934	354,917
German American Bancorp Inc.	2,229	65,243
Getty Realty Corp.	4,364	68,951
Glacier Bancorp Inc.	12,080	318,791
Gladstone Commercial Corp.	3,065	43,247
Global Indemnity PLC (a)	1,355	35,460

20	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Government Properties Income Trust	11,303	$180,848
Gramercy Property Trust Inc.	9,256	192,247
Great Ajax Corp.	464	5,740
Great Southern Bancorp Inc.	1,742	75,429
Great Western Bancorp Inc.	6,521	165,438
Green Bancorp Inc. (a)	1,496	17,144
Green Dot Corp. Class A (a)	7,355	129,448
Greenhill & Co. Inc.	4,764	135,631
Greenlight Capital Re Ltd. Class A (a)	4,555	101,485
Guaranty Bancorp	2,476	40,780
Hallmark Financial Services Inc. (a)	2,453	28,185
Hampton Roads Bankshares Inc. (a)	5,921	11,250
Hancock Holding Co.	12,444	336,610
Hanmi Financial Corp.	5,153	129,856
Hannon Armstrong Sustainable Infrastructure Capital Inc.	5,190	89,372
Hatteras Financial Corp.	15,568	235,855
HCI Group Inc.	1,462	56,682
Healthcare Realty Trust Inc.	16,062	399,141
Heartland Financial USA Inc.	2,664	96,677
Heritage Commerce Corp.	3,398	38,533
Heritage Financial Corp.	4,975	93,630
Heritage Insurance Holdings Inc. (a)	3,918	77,302
Heritage Oaks Bancorp	3,905	31,084
Hersha Hospitality Trust	7,956	180,283
HFF Inc. Class A	6,085	205,430
Highwoods Properties Inc.	15,079	584,311
Hilltop Holdings Inc. (a)	12,162	240,929
Hingham Institution for Savings	170	19,725
Home Bancshares Inc.	9,152	370,656
HomeStreet Inc. (a)	3,551	82,028
HomeTrust Bancshares Inc. (a)	3,179	58,970
Horace Mann Educators Corp.	6,620	219,916
Horizon Bancorp	1,597	37,929
Houlihan Lokey Inc. (a)	1,841	40,134
Hudson Pacific Properties Inc.	11,992	345,250
IBERIABANK Corp.	6,093	354,674
Impac Mortgage Holdings Inc. (a)	1,386	22,661
Independence Holding Co.	1,269	16,446
Independence Realty Trust Inc.	4,128	29,763
Independent Bank Corp.	4,241	195,510
Independent Bank Corp. (Michigan)	3,325	49,077
Independent Bank Group Inc.	1,571	60,374
Infinity Property & Casualty Corp.	1,846	148,677
InfraREIT Inc. (a)	3,556	84,206
Inland Real Estate Corp.	14,151	114,623
International Bancshares Corp.	8,615	215,633
INTL FCStone Inc. (a)	2,427	59,923
Invesco Mortgage Capital	20,031	245,179
Investment Technology Group Inc.	5,564	74,224
Investors Bancorp Inc.	55,796	688,523
Investors Real Estate Trust	18,886	146,178
iStar Inc. (a)	13,786	173,428
James River Group Holdings Ltd.	1,861	50,042
Janus Capital Group Inc.	23,581	320,702
JG Wentworth Co. Class A (a)	2,054	10,126

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Kansas City Life Insurance Co.	656	$30,825
KCG Holdings Inc. Class A (a)	5,534	60,708
Kearny Financial Corp.	14,764	169,343
Kemper Corp.	6,989	247,201
Kennedy-Wilson Holdings Inc.	14,916	330,688
Kite Realty Group Trust	13,305	316,792
Ladder Capital Corp.	6,140	87,925
Ladenburg Thalmann Financial Services Inc. (a)	17,002	35,874
Lakeland Bancorp Inc.	6,187	68,738
Lakeland Financial Corp.	2,769	125,020
LaSalle Hotel Properties	18,082	513,348
LegacyTexas Financial Group Inc.	7,588	231,282
LendingTree Inc. (a)	927	86,239
Lexington Realty Trust	33,298	269,714
Live Oak Bancshares Inc.	633	12,432
LTC Properties Inc.	5,749	245,310
Mack-Cali Realty Corp.	14,335	270,645
Maiden Holdings Ltd.	8,175	113,469
MainSource Financial Group Inc.	3,460	70,446
Marcus & Millichap Inc. (a)	2,195	100,948
MarketAxess Holdings Inc.	5,984	555,794
Marlin Business Services Corp.	1,319	20,299
MB Financial Inc.	12,015	392,170
MBIA Inc. (a)	21,516	130,817
Medical Properties Trust Inc.	36,192	400,284
Medley Management Inc. Class A	1,008	6,673
Mercantile Bank Corp.	2,846	59,140
Merchants Bancshares Inc.	933	27,430
Meridian Bancorp Inc.	8,526	116,550
Meta Financial Group Inc.	1,047	43,733
Metro Bancorp Inc.	2,004	58,898
MGIC Investment Corp. (a)	54,306	502,874
MidWestOne Financial Group Inc.	1,183	34,615
Moelis & Co.	2,751	72,241
Monmouth Real Estate Investment Corp. Class A	9,430	91,942
Monogram Residential Trust Inc.	26,448	246,231
National Bank Holdings Corp. Class A	5,731	117,657
National Bankshares Inc.	1,186	36,896
National Commerce Corp. (a)	856	20,527
National General Holdings Corp.	6,071	117,110
National Health Investors Inc.	6,061	348,447
National Interstate Corp.	1,192	31,803
National Penn Bancshares Inc.	22,085	259,499
National Storage Affiliates Trust	3,591	48,658
National Western Life Insurance Co.	352	78,390
Nationstar Mortgage Holdings Inc. (a)	6,321	87,672
Navigators Group Inc., The (a)	1,653	128,901
NBT Bancorp Inc.	7,087	190,924
Nelnet Inc. Class A	3,789	131,137
New Residential Investment Corp.	36,504	478,202
New Senior Investment Group Inc.	13,610	142,361
New York Mortgage Trust Inc.	17,847	97,980
New York REIT Inc.	26,391	265,493
NewBridge Bancorp	5,706	48,672
NewStar Financial Inc. (a)	3,885	31,857

See accompanying notes to schedules of investments.	21

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
NexPoint Residential Trust Inc.	2,909	$38,864
NMI Holdings Inc. Class A (a)	8,247	62,677
Northfield Bancorp Inc.	7,655	116,433
Northwest Bancshares Inc.	15,241	198,133
OceanFirst Financial Corp.	2,352	40,501
Ocwen Financial Corp. (a)	17,237	115,660
OFG Bancorp	7,286	63,607
Old National Bancorp	18,690	260,352
Old Second Bancorp Inc. (a)	4,204	26,191
OM Asset Management PLC	4,097	63,176
On Deck Capital Inc. (a)	1,912	18,929
One Liberty Properties Inc.	2,051	43,748
OneBeacon Insurance Group Ltd. Class A	3,803	53,394
Oppenheimer Holdings Inc. Class A	1,622	32,456
Opus Bank	1,582	60,496
Orchid Island Capital Inc.	3,487	32,255
Oritani Financial Corp.	7,161	111,855
Pacific Continental Corp.	3,093	41,168
Pacific Premier Bancorp Inc. (a)	3,400	69,088
Park National Corp.	2,073	187,026
Park Sterling Corp.	7,711	52,435
Parkway Properties Inc.	13,376	208,131
Patriot National Inc. (a)	1,499	23,729
Peapack-Gladstone Financial Corp.	2,418	51,189
Pebblebrook Hotel Trust	11,494	407,462
Penns Woods Bancorp Inc.	803	32,859
Pennsylvania Real Estate Investment Trust	11,192	221,937
PennyMac Financial Services Inc. Class A (a)	2,351	37,616
PennyMac Mortgage Investment Trust	12,042	186,290
Peoples Bancorp Inc.	2,672	55,551
Peoples Financial Services Corp.	1,269	44,326
People’s Utah Bancorp	249	4,061
PHH Corp. (a)	8,046	113,610
Physicians Realty Trust	11,455	172,856
PICO Holdings Inc. (a)	3,845	37,220
Pinnacle Financial Partners Inc.	5,760	284,602
Piper Jaffray Companies Inc. (a)	2,426	87,748
Potlatch Corp.	6,541	188,315
PRA Group Inc. (a)	7,734	409,283
Preferred Apartment Communities Inc. Class A	3,167	34,457
Preferred Bank	1,949	61,588
Primerica Inc.	8,298	373,991
PrivateBancorp Inc.	12,590	482,575
Prosperity Bancshares Inc.	11,188	549,443
Provident Financial Services Inc.	10,131	197,554
PS Business Parks Inc.	3,139	249,174
Pzena Investment Management Inc. Class A	1,958	17,426
QCR Holdings Inc.	1,720	37,616
QTS Realty Trust Inc. Class A	4,247	185,551
Radian Group Inc.	30,752	489,264
RAIT Financial Trust	13,513	67,024
Ramco-Gershenson Properties Trust	12,696	190,567

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
RCS Capital Corp. Class A (a)	7,732	$6,263
RE/MAX Holdings Inc. Class A	1,802	64,836
Redwood Trust Inc.	13,616	188,445
Regional Management Corp. (a)	1,843	28,566
Renasant Corp.	6,381	209,616
Republic Bancorp Inc. Class A	1,659	40,728
Resource America Inc. Class A	2,406	16,000
Resource Capital Corp.	5,475	61,156
Retail Opportunity Investments Corp.	15,454	255,609
Rexford Industrial Realty Inc.	9,096	125,434
RLI Corp.	6,923	370,588
RLJ Lodging Trust	21,129	533,930
Rouse Properties Inc.	5,855	91,221
Ryman Hospitality Properties Inc.	6,984	343,822
S&T Bancorp Inc.	5,422	176,866
Sabra Health Care REIT Inc.	9,959	230,850
Safeguard Scientifics Inc. (a)	3,262	50,691
Safety Insurance Group Inc.	2,191	118,643
Sandy Spring Bancorp Inc.	4,069	106,526
Saul Centers Inc.	1,647	85,232
Seacoast Banking Corporation of Florida (a)	3,447	50,602
Select Income REIT	9,773	185,785
Selective Insurance Group Inc.	9,108	282,894
ServisFirst Bancshares Inc.	3,382	140,454
Sierra Bancorp	2,017	32,191
Silver Bay Realty Trust Corp.	6,120	97,981
Simmons First National Corp.	4,679	224,264
South State Corp.	3,891	299,101
Southside Bancshares Inc.	4,097	112,872
Southwest Bancorp Inc.	3,262	53,529
Sovran Self Storage Inc.	5,721	539,490
Square 1 Financial Inc. Class A (a)	2,660	68,296
St. Joe Co., The (a)	5,323	101,829
STAG Industrial Inc.	10,351	188,492
Starwood Waypoint Residential Trust	6,168	146,983
State Auto Financial Corp.	2,422	55,246
State Bank Financial Corp.	5,892	121,847
State National Companies Inc.	4,482	41,907
Sterling Bancorp	19,310	287,147
Stewart Information Services Corp.	3,643	149,035
Stifel Financial Corp. (a)	10,882	458,132
Stock Yards Bancorp Inc.	2,427	88,221
Stonegate Bank	1,675	53,282
Stonegate Mortgage Corp. (a)	2,436	17,320
Store Capital Corp.	5,399	111,543
Strategic Hotels & Resorts Inc. (a)	44,078	607,836
Suffolk Bancorp	1,941	53,028
Summit Hotel Properties Inc.	13,993	163,298
Sun Bancorp Inc. (a)	1,436	27,557
Sun Communities Inc.	7,492	507,658
Sunstone Hotel Investors Inc.	33,263	440,069
Symetra Financial Corp.	11,985	379,205
Talmer Bancorp Inc. Class A	8,269	137,679
Tejon Ranch Co. (a)	2,278	49,683
Terreno Realty Corp.	7,007	137,617

22	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Territorial Bancorp Inc.	1,448	$37,706
Texas Capital Bancshares Inc. (a)	7,350	385,287
Third Point Reinsurance Ltd. (a)	13,398	180,203
Tiptree Financial Inc. Class A	3,911	25,030
Tompkins Financial Corp.	2,444	130,412
TowneBank	7,349	138,529
Trico Bancshares	3,683	90,491
Tristate Capital Holdings Inc. (a)	3,684	45,939
Triumph Bancorp Inc. (a)	2,198	36,926
Trustco Bank Corp. NY	15,315	89,440
Trustmark Corp.	10,909	252,762
UMB Financial Corp.	6,295	319,849
UMH Properties Inc.	3,315	30,830
Umpqua Holdings Corp.	35,343	576,091
Union Bankshares Corp.	7,281	174,744
United Bankshares Inc.	11,133	422,943
United Community Banks Inc.	8,535	174,455
United Community Financial Corp.	8,355	41,775
United Development Funding IV	4,677	82,315
United Financial Bancorp Inc.	8,238	107,506
United Fire Group Inc.	3,276	114,824
United Insurance Holdings Corp.	2,848	37,451
Universal Health Realty Income Trust	2,044	95,945
Universal Insurance Holdings Inc.	5,194	153,431
Univest Corp. of Pennsylvania	2,740	52,663
Urban Edge Properties	13,560	292,760
Urstadt Biddle Properties Inc.	4,421	82,850
Valley National Bancorp	37,388	367,898
Virtu Financial Inc. Class A	2,937	67,316
Virtus Investment Partners Inc.	1,105	111,052
Walker & Dunlop Inc. (a)	4,252	110,892
Walter Investment Management Corp. (a)	6,118	99,418
Washington Federal Inc.	15,130	344,208
Washington Real Estate Investment Trust	10,983	273,806
Washington Trust Bancorp Inc.	2,424	93,203
Waterstone Financial Inc.	4,677	63,046
Webster Financial Corp.	14,580	519,485
WesBanco Inc.	6,000	188,700
West Bancorporation	2,667	50,006
Westamerica Bancorporation	4,110	182,648
Western Alliance Bancorp (a)	13,852	425,395
Western Asset Mortgage Capital Corp.	6,956	87,715
Westwood Holdings Group Inc.	1,246	67,720
Whitestone REIT	3,780	43,583
Wilshire Bancorp Inc.	11,367	119,467
Wintrust Financial Corp.	7,566	404,251
WisdomTree Investments Inc.	18,228	294,018
World Acceptance Corp. (a)	1,158	31,081
WSFS Financial Corp.	4,494	129,472
Xenia Hotels & Resorts Inc.	17,873	312,063
Yadkin Financial Corp.	3,907	83,961

		68,053,907

	Shares	Value
Common Stocks (Cont.)
Health Care (15.25%)
AAC Holdings Inc. (a)	1,276	$28,391
Abaxis Inc.	3,649	160,520
Abeona Therapeutics Inc. (a)	1,604	6,496
Abiomed Inc. (a)	6,690	620,564
ACADIA Pharmaceuticals Inc. (a)	12,756	421,841
Accelerate Diagnostics Inc. (a)	3,509	56,776
Acceleron Pharma Inc. (a)	3,491	86,926
Accuray Inc. (a)	12,960	64,735
Aceto Corp.	4,607	126,462
Achillion Pharmaceuticals Inc. (a)	18,987	131,200
Acorda Therapeutics Inc. (a)	6,946	184,138
Adamas Pharmaceuticals Inc. (a)	1,620	27,119
Addus HomeCare Corp. (a)	1,101	34,296
Adeptus Health Inc. Class A (a)	980	79,145
Aduro Biotech Inc. (a)	1,346	26,072
Advaxis Inc. (a)	4,888	50,004
Aegerion Pharmaceuticals Inc. (a)	4,080	55,488
Aerie Pharmaceuticals Inc. (a)	3,303	58,595
Affimed Therapeutics B.V. (a)	2,417	14,913
Affymetrix Inc. (a)	12,635	107,903
Agenus Inc. (a)	12,282	56,497
Agile Therapeutics Inc. (a)	1,598	10,771
Aimmune Therapeutics Inc. (a)	1,768	44,766
Air Methods Corp. (a)	6,340	216,131
Akebia Therapeutics Inc. (a)	3,782	36,534
Albany Molecular Research Inc. (a)	4,002	69,715
Alder Biopharmaceuticals Inc. (a)	3,714	121,671
Alimera Sciences Inc. (a)	4,523	9,996
Alliance HealthCare Services Inc. (a)	847	8,267
Almost Family Inc. (a)	1,180	47,259
AMAG Pharmaceuticals Inc. (a)	3,747	148,868
Amedisys Inc. (a)	4,548	172,688
Amicus Therapeutics Inc. (a)	18,498	258,787
AMN Healthcare Services Inc. (a)	7,611	228,406
Amphastar Pharmaceuticals Inc. (a)	5,051	59,046
Amsurg Corp. (a)	7,756	602,719
Anacor Pharmaceuticals Inc. (a)	6,557	771,824
Analogic Corp.	2,014	165,229
Angiodynamics Inc. (a)	4,184	55,187
ANI Pharmaceuticals Inc. (a)	1,247	49,269
Anika Therapeutics Inc. (a)	2,366	75,310
Antares Pharma Inc. (a)	24,704	41,997
Anthera Pharmaceuticals Inc. (a)	6,303	38,385
Applied Genetic Technologies Corp. (a)	1,340	17,608
Aratana Therapeutics Inc. (a)	4,820	40,777
Ardelyx Inc. (a)	2,622	45,308
Arena Pharmaceuticals Inc. (a)	39,135	74,748
ARIAD Pharmaceuticals Inc. (a)	27,081	158,153
Array Biopharma Inc. (a)	22,827	104,091
Arrowhead Research Corp. (a)	9,222	53,119
Assembly Biosciences Inc. (a)	2,238	21,395
Asterias Biotherapeutics (a)	1,273	4,927
Atara Biotherapeutics Inc. (a)	2,689	84,542
AtriCure Inc. (a)	4,638	101,619
Atrion Corp.	233	87,366

See accompanying notes to schedules of investments.	23

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
aTyr Pharma Inc. (a)	962	$9,870
Avalanche Biotechnologies Inc. (a)	3,138	25,857
Axovant Sciences Ltd. (a)	2,162	27,933
Bellicum Pharmaceutical Inc. (a)	1,382	20,080
BioCryst Pharmaceuticals Inc. (a)	11,761	134,075
BioDelivery Sciences International Inc. (a)	7,148	39,743
BioScrip Inc. (a)	11,491	21,488
BioSpecifics Technologies Corp. (a)	720	31,349
BioTelemetry Inc. (a)	4,494	55,007
BioTime Inc. (a)	8,910	26,730
Blueprint Medicines Corp. (a)	1,506	32,138
Calithera Biosciences Inc. (a)	1,717	9,323
Cambrex Corp. (a)	5,011	198,836
Cantel Medical Corp.	5,528	313,438
Capital Senior Living Corp. (a)	4,838	97,002
Cara Therapeutics Inc. (a)	3,134	44,785
Carbylan Therapeutics Inc. (a)	1,920	6,854
Cardiovascular Systems Inc. (a)	5,086	80,562
Castlight Health Inc. Class B (a)	5,333	22,399
Catabasis Pharmaceuticals Inc. (a)	468	3,786
Catalent Inc. (a)	13,472	327,370
Catalyst Pharmaceuticals Inc. (a)	11,976	35,928
Celldex Therapeutics Inc. (a)	15,905	167,639
Cellular Biomedicine Group Inc. (a)	1,576	26,682
Cempra Inc. (a)	5,065	141,010
Cepheid Inc. (a)	11,512	520,342
Cerus Corp. (a)	15,335	69,621
Chemed Corp.	2,732	364,640
ChemoCentryx Inc. (a)	4,531	27,413
Chiasma Inc. (a)	1,082	21,510
Chimerix Inc. (a)	7,277	277,981
Cidara Therapeutics Inc. (a)	741	9,426
Civitas Solutions Inc. (a)	1,907	43,708
Clovis Oncology Inc. (a)	4,460	410,142
Coherus Biosciences Inc. (a)	3,785	75,851
Collegium Pharmaceutical Inc. (a)	1,042	23,039
Computer Programs & Systems Inc.	1,814	76,424
Concert Pharmaceuticals Inc. (a)	2,423	45,480
ConforMis Inc. (a)	1,544	27,885
Conmed Corp.	4,465	213,159
Connecture Inc. (a)	996	4,542
Corcept Therapeutics Inc. (a)	9,482	35,652
Corindus Vascular Robotics Inc. (a)	3,237	10,002
Corium International Inc. (a)	1,609	15,044
CorMedix Inc. (a)	4,994	9,938
Corvel Corp. (a)	1,433	46,286
Cross Country Healthcare Inc. (a)	5,115	69,615
CryoLife Inc.	4,445	43,250
CTI BioPharma Corp. (a)	25,099	36,645
Curis Inc. (a)	17,654	35,661
Cutera Inc. (a)	2,200	28,776
Cyberonics Inc. (a)	4,182	254,182
Cynosure Inc. Class A (a)	3,625	108,895
Cytokinetics Inc. (a)	5,883	39,357
CytRx Corp. (a)	9,644	22,856

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
DepoMed Inc. (a)	9,584	$180,658
Dermira Inc. (a)	2,430	56,716
Dicerna Pharmaceuticals Inc. (a)	2,401	19,712
Diplomat Pharmacy Inc. (a)	5,820	167,209
Durect Corp. (a)	17,829	34,767
Dyax Corp. (a)	23,324	445,255
Dynavax Technologies Corp. (a)	5,812	142,626
Eagle Pharmaceuticals Inc. (a)	1,386	102,606
Emergent Biosolutions Inc. (a)	4,835	137,749
Enanta Pharmaceuticals Inc. (a)	2,573	92,988
EndoChoice Holdings Inc. (a)	866	9,838
Endocyte Inc. (a)	6,481	29,683
Endologix Inc. (a)	10,925	133,940
Ensign Group Inc., The	4,086	174,186
Entellus Medical Inc. (a)	919	16,560
Epizyme Inc. (a)	4,657	59,889
Esperion Therapeutics Inc. (a)	2,122	50,058
Evolent Health Inc. Class A (a)	2,002	31,952
Exact Sciences Corp. (a)	15,306	275,355
Exactech Inc. (a)	1,714	29,875
ExamWorks Group Inc. (a)	6,662	194,797
Exelixis Inc. (a)	36,013	202,033
Fibrocell Science Inc. (a)	3,812	14,676
FibroGen Inc. (a)	7,700	168,784
Five Prime Therapeutics Inc. (a)	3,444	53,003
Five Star Quality Care Inc. (a)	6,908	21,346
Flex Pharma Inc. (a)	846	10,160
Flexion Therapeutics Inc. (a)	2,213	32,885
Fluidigm Corp. (a)	4,743	38,466
Foamix Pharmaceuticals Ltd. (a)	3,573	26,190
Foundation Medicine Inc. (a)	1,945	35,885
Furiex Pharmaceuticals Inc. Contingent Value Rights (a) (b)	1,244	12,154
Galena Biopharma Inc. (a)	26,298	41,551
Genesis Healthcare Inc. (a)	5,731	35,131
GenMark Diagnostics Inc. (a)	7,031	55,334
Genocea Biosciences Inc. (a)	3,334	22,838
Genomic Health Inc. (a)	2,856	60,433
Geron Corp. (a)	25,848	71,340
Glaukos Corp. (a)	1,058	25,593
Global Blood Therapeutics Inc. (a)	1,100	46,376
Globus Medical Inc. Class A (a)	11,151	230,380
Greatbatch Inc. (a)	4,134	233,240
Haemonetics Corp. (a)	8,313	268,676
Halozyme Therapeutics Inc. (a)	16,961	227,786
Halyard Health Inc. (a)	7,491	213,044
Hanger Inc. (a)	5,740	78,294
Harvard Bioscience Inc. (a)	4,551	17,203
HealthEquity Inc. (a)	5,817	171,892
Healthsouth Corp.	14,754	566,111
HealthStream Inc. (a)	4,032	87,938
Healthways Inc. (a)	5,120	56,934
HeartWare International Inc. (a)	2,800	146,468
Heron Therapeutics Inc. (a)	4,658	113,655
Heska Corp. (a)	889	27,097
HMS Holdings Corp. (a)	14,355	125,893

24	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
ICU Medical Inc. (a)	2,262	$247,689
Idera Pharmaceuticals Inc. (a)	14,292	47,878
IGI Laboratories Inc. (a)	6,490	42,445
Ignyta Inc. (a)	3,377	29,650
Immune Design Corp. (a)	1,800	21,960
ImmunoGen Inc. (a)	13,913	133,565
Immunomedics Inc. (a)	15,142	26,044
Impax Laboratories Inc. (a)	11,503	405,021
Imprivata Inc. (a)	1,375	24,434
INC Research Holdings Inc. Class A (a)	2,086	83,440
Infinity Pharmaceuticals Inc. (a)	7,755	65,530
Inogen Inc. (a)	2,533	122,977
Inovio Pharmaceuticals Inc. (a)	11,536	66,678
Insmed Inc. (a)	9,928	184,363
Insulet Corp. (a)	9,178	237,802
Insys Therapeutics Inc. (a)	3,805	108,290
Integra LifeSciences Holdings Corp. (a)	4,471	266,248
Intersect ENT Inc. (a)	2,631	61,565
Intra-Cellular Therapies Inc. (a)	3,429	137,297
Invacare Corp.	5,262	76,141
Invitae Corp. (a)	1,176	8,491
InVivo Therapeutics Holdings Corp. (a)	4,194	36,152
Invuity Inc. (a)	647	9,071
IPC Healthcare Inc. (a)	2,813	218,542
iRadimed Corp. (a)	417	10,158
Ironwood Pharmaceuticals Inc. (a)	20,202	210,505
K2M Group Holdings Inc. (a)	2,796	52,006
Karyopharm Therapeutics Inc. (a)	3,703	38,993
Keryx Biopharmaceuticals Inc. (a)	16,802	59,143
Kindred Healthcare Inc.	13,173	207,475
Kite Pharma Inc. (a)	4,649	258,856
KYTHERA Biopharmaceuticals Inc. (a)	4,155	311,542
La Jolla Pharmaceutical Co. (a)	2,154	59,860
Landauer Inc.	1,519	56,188
Lannett Company Inc. (a)	4,290	178,121
Lantheus Holdings Inc. (a)	1,738	7,473
LDR Holding Corp. (a)	4,032	139,225
LeMaitre Vascular Inc.	1,651	20,126
Lexicon Pharmaceuticals Inc. (a)	6,374	68,457
LHC Group Inc. (a)	2,100	94,017
Ligand Pharmaceuticals Inc. Class B (a)	2,836	242,903
Lion Biotechnologies Inc. (a)	7,189	41,409
Loxo Oncology Inc. (a)	1,211	21,168
Luminex Corp. (a)	6,600	111,606
MacroGenics Inc. (a)	4,976	106,586
Magellan Health Inc. (a)	4,336	240,344
MannKind Corp. (a)	39,426	126,557
Masimo Corp. (a)	7,029	271,038
MedAssets Inc. (a)	9,819	196,969
Medgenics Inc. (a)	2,536	19,832
Medicines Co., The (a)	10,610	402,756
Medidata Solutions Inc. (a)	8,846	372,505
Merge Healthcare Inc. (a)	11,024	78,270
Meridian Bioscience Inc.	6,851	117,152
Merit Medical Systems Inc. (a)	7,123	170,311

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Merrimack Pharmaceuticals Inc. (a)	17,717	$150,772
MiMedx Group Inc. (a)	17,499	168,865
Mirati Therapeutics Inc. (a)	1,789	61,577
Molina Healthcare Inc. (a)	6,260	431,001
Momenta Pharmaceuticals Inc. (a)	9,834	161,376
Myriad Genetics Inc. (a)	11,117	416,665
NanoString Technologies Inc. (a)	2,102	33,632
NantKwest Inc. (a)	915	10,486
Natera Inc. (a)	1,434	15,559
National Healthcare Corp.	1,629	99,190
National Research Corp. Class A	1,572	18,770
Natus Medical Inc. (a)	5,340	210,663
Navidea Biopharmaceuticals Inc. (a)	24,410	55,655
Nektar Therapeutics (a)	21,233	232,714
Neogen Corp. (a)	5,926	266,611
NeoGenomics Inc. (a)	8,244	47,238
Neos Therapeutics Inc. (a)	827	17,375
Neurocrine Biosciences Inc. (a)	13,685	544,526
Nevro Corp. (a)	2,647	122,794
NewLink Genetics Corp. (a)	3,360	120,422
Nivalis Therapeutics Inc. (a)	649	8,418
Nobilis Health Corp. (a)	4,761	24,852
Northwest Biotherapeutics Inc. (a)	7,454	46,588
Novavax Inc. (a)	42,905	303,338
NuVasive Inc. (a)	7,746	373,512
NxStage Medical Inc. (a)	10,253	161,690
Ocata Therapeutics Inc. (a)	6,186	25,857
Ocular Therapeutix Inc. (a)	2,298	32,310
Omeros Corp. (a)	6,145	67,349
Omnicell Inc. (a)	5,854	182,059
OncoMed Pharmaceuticals Inc. (a)	2,707	44,909
Oncothyreon Inc. (a)	15,384	42,152
Ophthotech Corp. (a)	3,811	154,422
OraSure Technologies Inc. (a)	9,465	42,025
Orexigen Therapeutics Inc. (a)	16,628	35,085
Organovo Holdings Inc. (a)	14,405	38,605
Orthofix International NV (a)	3,012	101,655
Osiris Therapeutics Inc. (a)	3,118	57,589
Otonomy Inc. (a)	2,367	42,156
OvaScience Inc. (a)	3,791	32,186
Owens & Minor Inc.	10,065	321,476
Oxford Immunotec Global PLC (a)	3,070	41,445
Pacific Biosciences of California Inc. (a)	10,074	36,871
Pacira Pharmaceuticals Inc. (a)	5,880	241,668
Paratek Pharmaceuticals Inc.	1,920	36,480
Parexel International Corp. (a)	8,831	546,816
PDL BioPharma Inc.	26,602	133,808
Peregrine Pharmaceuticals Inc. (a)	32,051	32,692
Pernix Therapeutics Holdings Inc. (a)	6,713	21,213
Pfenex Inc. (a)	2,597	38,981
PharMerica Corp. (a)	4,918	140,015
Phibro Animal Health Corp. Class A	2,808	88,817
Portola Pharmaceuticals Inc. (a)	7,388	314,877
Pozen Inc. (a)	4,658	27,179
PRA Health Sciences Inc. (a)	3,222	125,110

See accompanying notes to schedules of investments.	25

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Press Ganey Holdings Inc. (a)	1,647	$48,735
Prestige Brands Holdings Inc. (a)	8,394	379,073
Progenics Pharmaceuticals Inc. (a)	11,461	65,557
Proteon Therapeutics Inc. (a)	1,156	16,080
Prothena Corp. PLC (a)	5,015	227,380
Providence Service Corp. (a)	2,193	95,571
PTC Therapeutics Inc. (a)	5,458	145,729
Quality Systems Inc.	8,047	100,427
Quidel Corp. (a)	4,636	87,528
Radius Health Inc. (a)	5,287	366,442
RadNet Inc. (a)	5,609	31,130
Raptor Pharmaceutical Corp. (a)	13,004	78,674
Regulus Therapeutics Inc. (a)	4,535	29,659
Relypsa Inc. (a)	5,251	97,196
Repligen Corp. (a)	5,249	146,185
Retrophin Inc. (a)	5,640	114,266
Revance Therapeutics Inc. (a)	2,504	74,519
Rigel Pharmaceuticals Inc. (a)	14,722	36,363
Rockwell Medical Inc. (a)	7,927	61,117
RTI Surgical Inc. (a)	9,588	54,460
Sage Therapeutics Inc. (a)	2,221	93,993
Sagent Pharmaceuticals Inc. (a)	3,587	54,989
Sangamo BioSciences Inc. (a)	11,157	62,925
Sarepta Therapeutics Inc. (a)	6,626	212,761
SciClone Pharmaceuticals Inc. (a)	8,124	56,381
SeaSpine Holdings Corp. (a)	1,384	22,421
Second Sight Medical Products Inc (a)	1,889	11,202
Select Medical Holdings Corp.	16,841	181,714
Sequenom Inc. (a)	19,907	34,837
Seres Therapeutics Inc. (a)	1,317	39,036
Sientra Inc. (a)	1,039	10,546
Sorrento Therapeutics Inc. (a)	4,558	38,242
Spark Therapeutics Inc. (a)	1,283	53,540
Spectranetics Corp., The (a)	6,871	81,009
Spectrum Pharmaceuticals Inc. (a)	11,137	66,599
STAAR Surgical Co. (a)	6,555	50,867
Stemline Therapeutics Inc. (a)	2,480	21,898
STERIS Corp.	9,581	622,478
Sucampo Pharmaceuticals Inc. Class A (a)	4,006	79,599
Supernus Pharmaceuticals Inc. (a)	5,368	75,313
Surgical Care Affiliates Inc. (a)	3,435	112,290
SurModics Inc. (a)	2,214	48,354
Synergy Pharmaceuticals Inc. (a)	16,312	86,454
Synta Pharmaceuticals Corp. (a)	14,044	24,437
T2 Biosystems Inc. (a)	1,358	11,896
Tandem Diabetes Care Inc. (a)	2,771	24,413
Team Health Holdings Inc. (a)	11,534	623,182
Teladoc Inc. (a)	1,411	31,451
Tesaro Inc. (a)	3,704	148,530
Tetraphase Pharmaceuticals Inc. (a)	5,829	43,484
TG Therapeutics Inc. (a)	5,693	57,385
TherapeuticsMD Inc. (a)	20,295	118,929
Theravance Biopharma Inc. (a)	4,005	44,015
Theravance Inc.	13,780	98,940
Thoratec Corp. (a)	8,680	549,097

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Threshold Pharmaceuticals Inc. (a)	9,681	$39,402
Tobira Therapeutics Inc. (a)	290	2,801
Tokai Pharmaceuticals Inc. (a)	1,439	14,894
Tornier NV (a)	5,834	118,955
TransEnterix Inc. (a)	6,844	15,467
Trevena Inc. (a)	4,879	50,498
Triple-S Management Corp. Class B (a)	3,930	69,993
Trovagene Inc. (a)	4,704	26,766
Trupanion Inc. (a)	2,280	17,214
U.S. Physical Therapy Inc.	2,033	91,261
Ultragenyx Pharmaceutical Inc. (a)	6,158	593,077
Unilife Corp. (a)	19,201	18,815
Universal American Corp. (a)	7,111	48,639
Utah Medical Products Inc.	646	34,800
Vanda Pharmaceuticals Inc. (a)	6,683	75,384
Vascular Solutions Inc. (a)	2,815	91,234
Veracyte Inc. (a)	2,099	9,844
Verastem Inc. (a)	5,060	9,057
Versartis Inc. (a)	3,577	41,243
Vitae Pharmaceuticals Inc. (a)	2,108	23,209
Vital Therapies Inc. (a)	2,670	10,787
VIVUS Inc. (a)	15,735	25,805
Vocera Communications Inc. (a)	3,929	44,830
vTv Therapeutics Inc. Class A (a)	819	5,340
WellCare Health Plans Inc. (a)	7,031	605,932
West Pharmaceutical Services Inc.	11,531	624,058
Wright Medical Group Inc. (a)	8,264	173,709
XBiotech Inc. (a)	634	9,472
Xencor Inc. (a)	4,558	55,744
Xenoport Inc. (a)	9,833	34,121
XOMA Corp. (a)	15,224	11,444
Zafgen Inc. (a)	2,643	84,444
Zeltiq Aesthetics Inc. (a)	5,141	164,666
ZIOPHARM Oncology Inc. (a)	18,484	166,541
Zogenix Inc. (a)	3,889	52,502
ZS Pharma Inc. (a)	2,923	191,924
Zynerba Pharmaceuticals Inc. (a)	543	7,770

		41,130,833

Industrials (12.01%)
Aaon Inc.	6,623	128,354
AAR Corp.	5,730	108,698
ABM Industries Inc.	8,941	244,179
Acacia Research Corp.	8,391	76,190
Acco Brands Corp. (a)	17,427	123,209
Accuride Corp. (a)	6,594	18,265
Actuant Corp. Class A	9,623	176,967
Advanced Drainage Systems Inc.	5,397	156,135
Advisory Board Co., The (a)	6,876	313,133
Aegion Corp. (a)	5,942	97,924
Aerojet Rocketdyne Holdings Inc. (a)	10,081	163,111
Aerovironment Inc. (a)	3,235	64,829
Air Transport Services Group Inc. (a)	8,584	73,393
Aircastle Ltd.	9,928	204,616
Alamo Group Inc.	1,531	71,576

26	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Albany International Corp. Class A	4,558	$130,404
Allegiant Travel Co.	2,139	462,559
Allied Motion Technologies Inc.	969	17,219
Altra Industrial Motion Corp.	4,259	98,468
Ameresco Inc. Class A (a)	3,363	19,774
American Railcar Industries Inc.	1,520	54,963
American Science & Engineering Inc.	1,214	43,170
American Woodmark Corp. (a)	2,079	134,865
Apogee Enterprises Inc.	4,658	207,980
Applied Industrial Technologies Inc.	6,467	246,716
ARC Document Solutions Inc. (a)	6,566	39,068
ArcBest Corp.	4,213	108,569
Argan Inc.	2,123	73,626
Astec Industries Inc.	2,962	99,257
Astronics Corp. (a)	3,098	125,252
Atlas Air Worldwide Holdings Inc. (a)	4,040	139,622
AZZ Inc.	4,078	198,558
Barnes Group Inc.	8,752	315,510
Barrett Business Services Inc.	1,197	51,387
Beacon Roofing Supply Inc. (a)	7,925	257,483
Blount International Inc. (a)	7,913	44,075
Blue Bird Corp. (a)	375	3,735
Brady Corp.	7,693	151,244
Briggs & Stratton Corp.	7,204	139,109
Brink’s Co., The	7,728	208,733
Builders FirstSource Inc. (a)	7,968	101,034
CAI International Inc. (a)	2,816	28,385
Casella Waste Systems Inc. Class A (a)	6,749	39,144
CBIZ Inc. (a)	7,320	71,882
CDI Corp.	2,355	20,135
CEB Inc.	5,368	366,849
CECO Environmental Corp.	4,102	33,595
Celadon Group Inc.	4,345	69,607
Chart Industries Inc. (a)	4,922	94,552
CIRCOR International Inc.	2,763	110,852
Civeo Corp.	17,224	25,492
Clarcor Inc.	7,978	380,391
Columbus McKinnon Corp.	3,248	58,984
Comfort Systems USA Inc.	5,945	162,061
Commercial Vehicle Group Inc. (a)	4,569	18,413
Continental Building Products Inc. (a)	5,061	103,953
Con-way Inc.	9,227	437,821
Covenant Transport Group Inc. Class A (a)	1,851	33,262
CRA International Inc. (a)	1,447	31,226
Cubic Corp.	3,475	145,742
Curtiss-Wright Corp.	7,597	474,205
Deluxe Corp.	8,001	445,976
DigitalGlobe Inc. (a)	11,714	222,800
Douglas Dynamics Inc.	3,633	72,151
Ducommun Inc. (a)	1,875	37,631
DXP Enterprises Inc. (a)	2,035	55,515
Dycom Industries Inc. (a)	5,464	395,375
Eagle Bulk Shipping Inc. (a)	3,184	18,881
Echo Global Logistics Inc. (a)	4,831	94,688
EMCOR Group Inc.	10,068	445,509

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Encore Wire Corp.	3,345	$109,281
EnerSys	7,108	380,847
Engility Holdings Inc.	2,849	73,447
Ennis Inc.	4,220	73,259
Enphase Energy Inc. (a)	4,382	16,213
EnPro Industries Inc.	3,685	144,341
ESCO Technologies Inc.	4,209	151,103
Essendant Inc.	6,092	197,564
Esterline Technologies Corp. (a)	4,704	338,171
ExOne Co., The (a)	1,722	11,555
Exponent Inc.	4,236	188,756
Federal Signal Corp.	10,144	139,074
Forward Air Corp.	4,989	206,994
Franklin Covey Co. (a)	1,870	30,032
Franklin Electric Co. Inc.	7,648	208,255
Freightcar America Inc.	2,061	35,367
FTI Consulting Inc. (a)	6,663	276,581
FuelCell Energy Inc. (a)	39,909	29,325
Furmanite Corp. (a)	6,019	36,596
G&K Services Inc. Class A	3,223	214,716
Generac Holdings Inc. (a)	11,077	333,307
General Cable Corp.	7,888	93,867
Gibraltar Industries Inc. (a)	5,070	93,035
Global Brass & Copper Holdings Inc.	3,485	71,477
Golden Ocean Group Ltd.	10,978	27,006
Gorman-Rupp Co., The	3,060	73,348
GP Strategies Corp. (a)	2,137	48,766
Graham Corp.	1,712	30,217
Granite Construction Inc.	6,361	188,731
Great Lakes Dredge & Dock Co. (a)	10,129	51,050
Greenbrier Companies Inc., The	4,272	137,174
Griffon Corp.	5,356	84,464
H&E Equipment Services Inc.	5,050	84,436
Harsco Corp.	12,901	117,012
Hawaiian Holdings Inc. (a)	7,649	188,777
HC2 Holdings Inc. (a)	3,049	21,373
Healthcare Services Group Inc.	11,393	383,944
Heartland Express Inc.	8,141	162,332
HEICO Corp.	3,386	165,508
HEICO Corp. Class A	5,958	270,553
Heidrick & Struggles International Inc.	2,853	55,491
Heritage-Crystal Clean Inc. (a)	1,816	18,650
Herman Miller Inc.	9,621	277,470
Hill International Inc. (a)	5,362	17,587
Hillenbrand Inc.	9,970	259,320
HNI Corp.	7,096	304,418
Hub Group Inc. (a)	5,815	211,724
Hurco Companies Inc.	1,117	29,310
Huron Consulting Group Inc. (a)	3,753	234,675
Hyster-Yale Materials Handling Inc.	1,530	88,480
ICF International Inc. (a)	3,205	97,400
Innerworkings Inc. (a)	5,930	37,062
Insperity Inc.	3,076	135,129
Insteel Industries Inc.	3,005	48,320
Interface Inc.	10,543	236,585

See accompanying notes to schedules of investments.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
John Bean Technologies Corp.	4,714	$180,310
Kadant Inc.	1,775	69,243
Kaman Corp.	4,262	152,793
Kelly Services Inc. Class A	4,643	65,652
Keyw Holding Corp., The (a)	5,583	34,335
Kforce Inc.	4,029	105,882
Kimball International Inc. Class B	5,593	52,910
KLX Inc. (a)	8,455	302,182
Knight Transportation Inc.	9,983	239,592
Knoll Inc.	7,891	173,444
Korn/Ferry International	8,037	265,784
Kratos Defense & Security Solutions Inc. (a)	7,417	31,300
L.B. Foster Co. Class A	1,654	20,311
Lawson Products Inc. (a)	792	17,147
Lindsay Corp.	1,905	129,140
LSI Industries Inc.	3,588	30,283
Lydall Inc. (a)	2,766	78,803
Marten Transport Ltd.	3,732	60,346
Masonite International Corp. (a)	4,880	295,630
MasTec Inc. (a)	10,795	170,885
Matson Inc.	6,893	265,312
Matthews International Corp. Class A	5,282	258,660
McGrath Rentcorp	4,162	111,084
Meritor Inc. (a)	15,806	168,018
Milacron Holdings Corp. (a)	2,150	37,732
Miller Industries Inc.	1,840	35,954
Mistras Group Inc. (a)	2,853	36,661
Mobile Mini Inc.	7,270	223,843
Moog Inc. Class A (a)	6,178	334,044
MRC Global Inc. (a)	16,528	184,287
MSA Safety Inc.	4,739	189,418
Mueller Industries Inc.	9,066	268,172
Mueller Water Products Inc.	25,515	195,445
Multi-Color Corp.	2,051	156,881
MYR Group Inc. (a)	3,423	89,683
National Presto Industries Inc.	786	66,228
Navigant Consulting Inc. (a)	7,879	125,355
Navios Maritime Holdings Inc.	13,046	32,485
Navistar International Corp. (a)	8,179	104,037
NCI Building Systems Inc. (a)	4,342	45,895
Neff Corp. Class A (a)	1,725	9,643
NL Industries Inc. (a)	1,105	3,304
NN Inc.	4,173	77,200
Nortek Inc. (a)	1,526	96,611
Northwest Pipe Co. (a)	1,641	21,431
NV5 Holdings Inc. (a)	796	14,774
Omega Flex Inc.	508	16,967
On Assignment Inc. (a)	8,269	305,126
Orion Marine Group Inc. (a)	4,710	28,166
P.A.M. Transportation Services Inc. (a)	493	16,294
Park-Ohio Holdings Corp.	1,418	40,923
Patrick Industries Inc. (a)	2,068	81,665
Pendrell Corp. (a)	27,207	19,589
PGT Inc. (a)	7,872	96,668
Plug Power Inc. (a)	28,560	52,265

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Ply Gem Holdings Inc. (a)	3,678	$43,033
Powell Industries Inc.	1,447	43,555
Power Solutions International Inc. (a)	774	17,578
PowerSecure International Inc. (a)	3,718	42,831
Preformed Line Products Co.	463	17,200
Primoris Services Corp.	6,293	112,708
Proto Labs Inc. (a)	3,767	252,389
Quad Graphics Inc.	4,586	55,491
Quanex Building Products Corp.	5,520	100,298
Radiant Logistics Inc. (a)	4,959	22,117
Raven Industries Inc.	6,183	104,802
RBC Bearings Inc. (a)	3,767	225,003
Republic Airways Holdings Inc. (a)	8,374	48,402
Resources Connection Inc.	6,194	93,344
Rexnord Corp. (a)	16,325	277,198
Roadrunner Transportation Systems Inc. (a)	4,587	84,401
RPX Corp. (a)	8,848	121,395
Rush Enterprises Inc. Class A (a)	5,680	137,456
Safe Bulkers Inc.	5,730	15,815
Saia Inc. (a)	4,053	125,440
Scorpio Bulkers Inc. (a)	52,011	75,936
Simpson Manufacturing Co. Inc.	6,773	226,828
SkyWest Inc.	8,149	135,925
Sparton Corp. (a)	1,625	34,775
Standard Plus Corp. (a)	2,606	60,329
Standex International Corp.	2,056	154,920
Steelcase Inc.	13,233	243,620
Stock Building Supply Holdings Inc. (a)	2,489	43,831
Sun Hydraulics Corp.	3,631	99,744
Sunrun Inc. (a)	2,694	27,937
Swift Transportation Co. (a)	14,251	214,050
TAL International Group Inc.	5,357	73,230
Taser International Inc. (a)	8,645	190,406
Team Inc. (a)	3,335	107,120
Teledyne Technologies Inc. (a)	5,661	511,188
Tennant Co.	2,900	162,922
Tetra Tech Inc.	9,709	236,026
Textainer Group Holdings Ltd.	3,502	57,748
Thermon Group Holdings Inc. (a)	5,195	106,757
Titan International Inc.	7,123	47,083
Titan Machinery Inc. (a)	2,775	31,857
TRC Companies Inc. (a)	2,640	31,231
Trex Co. Inc. (a)	5,211	173,683
TriMas Corp. (a)	7,313	119,568
TriNet Group Inc. (a)	6,632	111,418
TrueBlue Inc. (a)	6,780	152,347
Tutor Perini Corp. (a)	6,067	99,863
Twin Disc Inc.	1,446	17,945
Ultrapetrol Bahamas Ltd. (a)	3,877	1,590
UniFirst Corp.	2,355	251,538
Univar Inc. (a)	6,189	112,330
Universal Forest Products Inc.	3,194	184,230
Universal Truckload Services Inc.	1,110	17,283
US Ecology Inc.	3,491	152,382
USA Truck Inc. (a)	1,536	26,465

28	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
UTi Worldwide Inc. (a)	14,908	$68,428
Vectrus Inc. (a)	1,659	36,564
Veritiv Corp. (a)	1,283	47,779
Viad Corp.	3,297	95,580
Vicor Corp. (a)	2,750	28,050
Virgin American Inc. (a)	4,052	138,700
Volt Information Sciences Inc. (a)	1,315	11,966
VSE Corp.	726	29,091
Wabash National Corp. (a)	11,029	116,797
WageWorks Inc. (a)	5,716	257,677
Watts Water Technologies Inc.	4,530	239,275
Werner Enterprises Inc.	7,055	177,080
Wesco Aircraft Holdings Inc. (a)	9,802	119,584
West Corp.	8,331	186,614
Woodward Inc.	10,452	425,396
Xerium Technologies Inc. (a)	1,876	24,350
XPO Logistics Inc. (a)	11,527	274,688
YRC Worldwide Inc. (a)	5,352	70,968

		32,396,451

Information Technology (17.12%)
6D Global Technologies Inc. (a) (b)	2,915	8,483
A10 Networks Inc. (a)	5,293	31,705
ACI Worldwide Inc. (a)	18,669	394,289
Actua Corp. (a)	6,590	77,498
Acxiom Corp. (a)	12,460	246,210
Adtran Inc.	7,932	115,807
Advanced Energy Industries Inc. (a)	6,615	173,974
Advanced Micro Devices Inc. (a)	101,997	175,435
Aerohive Networks Inc. (a)	3,613	21,606
Agilysys Inc. (a)	2,449	27,233
Alarm.com Holdings Inc. (a)	1,119	13,048
Alliance Fiber Optic Products Inc.	2,179	37,239
Alpha & Omega Semiconductor Ltd. (a)	2,890	22,513
Ambarella Inc. (a)	5,009	289,470
Amber Road Inc. (a)	2,234	9,427
American Software Inc. Class A	4,191	39,479
Amkor Technology Inc. (a)	15,089	67,750
Angie’s List Inc. (a)	7,288	36,732
Anixter International Inc. (a)	4,591	265,268
Apigee Corp. (a)	606	6,393
AppFolio Inc. Class A (a)	797	13,429
Applied Micro Circuits Corp. (a)	13,124	69,688
Applied Optoelectronics Inc. (a)	2,683	50,387
Aspen Technology Inc. (a)	13,662	517,926
AVG Technologies NV (a)	6,585	143,224
Avid Technology Inc. (a)	5,127	40,811
AVX Corp.	6,912	90,476
Axcelis Technologies Inc. (a)	18,081	48,276
Badger Meter Inc.	2,333	135,454
Bankrate Inc. (a)	10,842	112,215
Barracuda Networks Inc. (a)	1,320	20,566
Bazaarvoice Inc. (a)	9,115	41,109
Bel Fuse Inc.	1,736	33,748
Belden Inc.	6,833	319,033

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Benchmark Electronics Inc. (a)	8,294	$180,477
Benefitfocus Inc. (a)	1,266	39,562
Black Box Corp.	2,446	36,054
Blackbaud Inc.	7,500	420,900
Blackhawk Network Holdings Inc. (a)	8,705	369,005
Blucora Inc. (a)	6,640	91,433
Bottomline Technologies Inc. (a)	6,649	166,291
Box Inc. Class A (a)	2,069	26,028
Brightcove Inc. (a)	5,561	27,360
BroadSoft Inc. (a)	4,703	140,902
Brooks Automation Inc.	10,816	126,655
Cabot Microelectronics Corp. (a)	3,892	150,776
CACI International Inc. Class A (a)	3,877	286,782
CalAmp Corp. (a)	5,803	93,370
Calix Inc. (a)	7,040	54,842
Callidus Software Inc. (a)	8,815	149,767
Carbonite Inc. (a)	3,031	33,735
Cardtronics Inc. (a)	7,303	238,808
Care.com Inc. (a)	2,865	14,726
Cascade Microtech Inc. (a)	2,169	30,670
Cass Information Systems Inc.	1,871	91,922
Cavium Inc. (a)	8,852	543,247
CEVA Inc. (a)	3,304	61,355
ChannelAdvisor Corp. (a)	3,495	34,740
Checkpoint Systems Inc.	6,726	48,764
Ciber Inc. (a)	13,302	42,300
Ciena Corp. (a)	19,746	409,137
Cimpress NV (a)	5,250	399,578
Cirrus Logic Inc. (a)	10,128	319,133
Clearfield Inc. (a)	1,960	26,323
Coherent Inc. (a)	3,844	210,267
Cohu Inc.	4,254	41,944
CommVault Systems Inc. (a)	7,207	244,750
comScore Inc. (a)	5,479	252,856
Comtech Telecommunications Corp.	2,616	53,916
Constant Contact Inc. (a)	5,175	125,442
Control4 Corp. (a)	3,232	26,373
Convergys Corp.	15,812	365,415
Cornerstone OnDemand Inc. (a)	8,702	287,166
Coupons.com Inc. (a)	9,755	87,795
Cray Inc. (a)	6,617	131,083
CSG Systems International Inc.	5,340	164,472
CTS Corp.	5,403	100,010
Cvent Inc. (a)	3,752	126,292
Daktronics Inc.	6,536	56,667
Datalink Corp. (a)	3,452	20,608
Dealertrack Technologies Inc. (a)	8,837	558,145
Demandware Inc. (a)	5,381	278,090
DHI Group Inc. (a)	6,696	48,948
Diebold Inc.	10,378	308,953
Digi International Inc. (a)	4,021	47,408
Digimarc Corp. (a)	1,205	36,813
Digital Turbine Inc. (a)	7,289	13,193
Diodes Inc. (a)	5,915	126,404
Dot Hill Systems Corp. (a)	9,824	95,588
DSP Group Inc. (a)	3,748	34,144

See accompanying notes to schedules of investments.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
DTS Inc. (a)	2,828	$75,508
EarthLink Holdings Corp.	16,716	130,050
Eastman Kodak Co. (a)	2,849	44,501
Ebix Inc.	4,243	105,905
Electro Rent Corp.	2,769	28,742
Electronics for Imaging Inc. (a)	7,477	323,605
Ellie Mae Inc. (a)	4,717	314,011
EMCORE Corp. (a)	3,146	21,393
Endurance International Group Holdings Inc. (a)	9,426	125,931
EnerNOC Inc. (a)	4,546	35,913
Entegris Inc. (a)	22,366	295,008
Envestnet Inc. (a)	5,659	169,600
EPAM Systems Inc. (a)	7,834	583,790
EPIQ Systems Inc.	5,317	68,696
ePlus Inc. (a)	886	70,056
Euronet Worldwide Inc. (a)	8,307	615,466
Everi Holdings Inc. (a)	10,369	53,193
EVERTEC Inc.	10,639	192,247
Everyday Health Inc. (a)	3,380	30,893
Exar Corp. (a)	6,677	39,728
Exlservice Holdings Inc. (a)	5,378	198,610
Extreme Networks Inc. (a)	16,553	55,618
Fabrinet (a)	5,663	103,803
Fair Isaac Corp.	5,006	423,007
Fairchild Semiconductor International Inc. (a)	18,487	259,557
FARO Technologies Inc. (a)	2,806	98,210
FEI Co.	6,627	484,036
Finisar Corp. (a)	16,785	186,817
Five9 Inc. (a)	3,274	12,114
Fleetmatics Group Ltd. PLC (a)	6,107	299,793
Formfactor Inc. (a)	9,379	63,590
Forrester Research Inc.	1,671	52,536
Gerber Scientific Inc. Escrow Shares (a) (b)	4,900	0
Gigamon Inc. (a)	4,420	88,444
Globant SA (a)	2,442	74,701
Glu Mobile Inc. (a)	19,345	84,538
Gogo Inc. (a)	9,074	138,651
GrubHub Inc. (a)	12,112	294,806
GSI Group Inc. (a)	5,125	65,241
GTT Communications Inc. (a)	3,932	91,458
Guidance Software Inc. (a)	3,097	18,644
Guidewire Software Inc. (a)	11,227	590,316
Hackett Group Inc., The	3,990	54,862
Harmonic Inc. (a)	14,427	83,677
Heartland Payment Systems Inc.	5,878	370,373
Hortonworks Inc. (a)	1,167	25,546
HubSpot Inc. (a)	3,024	140,223
II-VI Inc. (a)	8,470	136,198
Imation Corp. (a)	4,952	10,548
Immersion Corp. (a)	4,497	50,501
Imperva Inc. (a)	4,247	278,094
Infinera Corp. (a)	21,202	414,711
Infoblox Inc. (a)	9,193	146,904
Inphi Corp. (a)	6,159	148,062

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Insight Enterprises Inc. (a)	6,248	$161,511
Integrated Device Technology Inc. (a)	23,690	480,907
Integrated Silicon Solution Inc.	5,098	109,556
Interactive Intelligence Group (a)	2,840	84,376
InterDigital Inc.	5,750	290,950
Internap Corp. (a)	9,244	56,666
Intersil Corp. Class A	20,818	243,571
Intralinks Holdings Inc. (a)	6,253	51,837
InvenSense Inc. (a)	12,104	112,446
Itron Inc. (a)	6,195	197,682
Ixia (a)	9,701	140,567
IXYS Corp.	3,837	42,821
j2 Global Inc.	7,707	546,041
Jive Software Inc. (a)	7,437	34,731
Kimball Electronics Inc. (a)	4,396	52,444
Knowles Corp. (a)	13,781	253,984
Kopin Corp. (a)	10,894	34,207
KVH Industries Inc. (a)	2,582	25,820
Lattice Semiconductor Corp. (a)	18,916	72,827
Limelight Networks Inc. (a)	10,061	19,217
Lionbridge Technologies Inc. (a)	10,324	51,001
Liquidity Services Inc. (a)	3,546	26,205
Littelfuse Inc.	3,594	327,593
LivePerson Inc. (a)	9,262	70,021
LogMeIn Inc. (a)	3,938	268,414
Luxoft Holding Inc. (a)	2,948	186,579
M/A-COM Technology Solutions Holdings Inc. (a)	3,774	109,408
Manhattan Associates Inc. (a)	11,811	735,825
ManTech International Corp. Class A	3,932	101,052
Marchex Inc. Class B	5,657	22,798
Marin Software Inc. (a)	4,531	14,182
Marketo Inc. (a)	5,589	158,839
Mattson Technology Inc. (a)	11,751	27,380
MAXIMUS Inc.	10,574	629,787
MaxLinear Inc. Class A (a)	8,014	99,694
MaxPoint Interactive Inc. (a)	675	2,754
Mentor Graphics Corp.	16,010	394,326
Mercury Systems Inc. (a)	5,442	86,582
Mesa Laboratories Inc.	470	52,358
Methode Electronics Inc.	6,084	194,080
Microsemi Corp. (a)	15,241	500,210
MicroStrategy Inc. (a)	1,483	291,365
Millennial Media Inc. (a)	18,516	32,403
MINDBODY, Inc. Class A (a)	1,054	16,474
MKS Instruments Inc.	8,480	284,334
MobileIron Inc. (a)	6,087	18,870
Model N Inc. (a)	3,298	33,013
ModusLink Global Solutions Inc. (a)	6,349	18,158
MoneyGram International Inc. (a)	4,673	37,477
Monolithic Power Systems Inc.	6,301	322,611
Monotype Imaging Holdings Inc.	6,443	140,586
Monster Worldwide Inc. (a)	14,783	94,907
MTS Systems Corp.	2,393	143,843
Multi-Fineline Electronix Inc. (a)	1,548	25,852
Nanometrics Inc. (a)	4,059	49,276

30	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
NeoPhotonics Corp. (a)	4,474	$30,468
Netgear Inc. (a)	5,110	149,059
NetScout Systems Inc. (a)	14,701	519,974
NeuStar Inc. Class A (a)	3,878	105,520
New Relic Inc. (a)	928	35,366
Newport Corp. (a)	6,450	88,688
NIC Inc.	10,343	183,175
Nimble Storage Inc. (a)	8,144	196,433
Novatel Wireless Inc. (a)	5,907	13,054
NVE Corp.	790	38,347
Oclaro Inc. (a)	16,065	36,950
Omnivision Technologies Inc. (a)	9,262	243,220
Opower Inc. (a)	4,163	37,092
OSI Systems Inc. (a)	3,206	246,734
Park City Group Inc. (a)	1,608	16,997
Park Electrochemical Corp.	3,304	58,117
Paycom Software Inc. (a)	5,019	180,232
Paylocity Holding Corp. (a)	2,491	74,705
PC Connection Inc.	1,609	33,355
PDF Solutions Inc. (a)	4,406	44,060
Pegasystems Inc.	5,747	141,434
Perficient Inc. (a)	5,628	86,840
Pericom Semiconductor Corp.	3,716	67,817
PFSweb Inc. (a)	1,842	26,193
Photronics Inc. (a)	10,609	96,118
Plantronics Inc.	5,622	285,879
Plexus Corp. (a)	5,418	209,026
PMC-Sierra Inc. (a)	27,636	187,096
Polycom Inc. (a)	21,452	224,817
Power Integrations Inc.	4,737	199,759
Progress Software Corp. (a)	8,046	207,828
Proofpoint Inc. (a)	6,318	381,102
PROS Holdings Inc. (a)	3,884	85,992
Q2 Holdings Inc. (a)	3,119	77,102
QAD Inc. Class A	1,587	40,627
QLIK Technologies Inc. (a)	14,642	533,701
QLogic Corp. (a)	13,754	140,978
Qualys Inc. (a)	4,013	114,210
Quantum Corp. (a)	34,190	23,841
QuinStreet Inc. (a)	5,956	33,056
Rambus Inc. (a)	18,644	219,999
Rapid7 Inc. (a)	1,199	27,277
RealD Inc. (a)	6,595	63,378
Realnetworks Inc. (a)	3,704	15,149
RealPage Inc. (a)	8,525	141,686
Reis Inc.	1,438	32,571
RetailMeNot Inc. (a)	6,168	50,824
RingCentral Inc. Class A (a)	8,605	156,181
Rocket Fuel Inc. (a)	3,904	18,232
Rofin-Sinar Technologies Inc. (a)	4,550	117,982
Rogers Corp. (a)	2,994	159,221
Rovi Corp. (a)	14,187	148,822
Rubicon Project Inc., The (a)	4,116	59,805
Ruckus Wireless Inc. (a)	12,080	143,510
Rudolph Technologies Inc. (a)	5,212	64,889
Sanmina Corp. (a)	13,162	281,272

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Sapiens International Corp. NV	3,902	$44,951
ScanSource Inc. (a)	4,522	160,350
Science Applications International Corp.	7,431	298,801
SciQuest Inc. (a)	4,596	45,960
SeaChange International Inc. (a)	5,604	35,305
Semtech Corp. (a)	10,708	161,691
ServiceSource International Inc. (a)	9,679	38,716
ShoreTel Inc. (a)	10,611	79,264
Shutterstock Inc. (a)	3,161	95,589
Sigma Designs Inc. (a)	5,575	38,412
Silicon Graphics International Corp. (a)	5,827	22,900
Silicon Laboratories Inc. (a)	6,804	282,638
Silver Spring Networks Inc. (a)	5,763	74,227
Sonus Networks Inc. (a)	8,115	46,418
SPS Commerce Inc. (a)	2,694	182,896
Stamps.com Inc. (a)	2,274	168,299
Stratasys Ltd. (a)	8,190	216,953
Super Micro Computer Inc. (a)	5,840	159,198
Sykes Enterprises Inc. (a)	6,364	162,282
Synaptics Inc. (a)	5,883	485,112
Synchronoss Technologies Inc. (a)	6,241	204,705
SYNNEX Corp.	4,572	388,894
Syntel Inc. (a)	5,031	227,955
Take-Two Interactive Software Inc. (a)	13,526	388,602
Tangoe Inc. (a)	6,502	46,814
Tech Data Corp. (a)	5,858	401,273
TechTarget (a)	2,827	24,086
TeleCommunication Systems Inc. Class A (a)	8,063	27,737
TeleNav Inc. (a)	4,601	35,934
TeleTech Holdings Inc.	2,693	72,145
Tessera Technologies Inc.	8,381	271,628
Textura Corp. (a)	3,159	81,629
TiVo Inc. (a)	15,774	136,603
Travelzoo Inc. (a)	1,285	10,627
TrueCar Inc. (a)	7,862	40,961
TTM Technologies Inc. (a)	9,625	59,964
TubeMogul Inc. (a)	2,472	26,005
Tyler Technologies Inc. (a)	5,392	805,080
Ubiquiti Networks Inc.	4,928	167,010
Ultra Clean Holdings Inc. (a)	5,060	29,044
Ultratech Inc. (a)	4,477	71,722
Unisys Corp. (a)	8,120	96,628
United Online Inc. (a)	2,276	22,760
Universal Display Corp. (a)	6,418	217,570
Varonis Systems Inc. (a)	1,428	22,248
VASCO Data Security International Inc. (a)	4,750	80,940
Veeco Instruments Inc. (a)	6,506	133,438
Verint Systems Inc. (a)	9,833	424,294
ViaSat Inc. (a)	6,820	438,458
Violin Memory Inc. (a)	14,211	19,611
Virnetx Holding Corp. (a)	7,117	25,337
Virtusa Corp. (a)	4,779	245,210
Vishay Intertechnology Inc.	21,521	208,538

See accompanying notes to schedules of investments.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Vishay Precision Group Inc. (a)	2,191	$25,394
Web.com Group Inc. (a)	7,087	149,394
WebMD Health Corp. (a)	6,108	243,343
Wix.com Ltd. (a)	3,003	52,312
Workiva Inc. (a)	1,123	17,058
Xactly Corp. (a)	1,043	8,135
Xcerra Corp. (a)	8,975	56,363
XO Group Inc. (a)	4,360	61,607
Xoom Corp. (a)	5,070	126,142
Xura Inc. (a)	3,750	83,925
Yodlee Inc. (a)	2,856	46,067
Zendesk Inc. (a)	8,643	170,354
Zix Corp. (a)	9,173	38,618

		46,170,012

Materials (3.46%)
A. Schulman Inc.	4,716	153,129
AEP Industries Inc. (a)	661	37,895
AK Steel Holding Corp. (a)	28,803	69,415
American Vanguard Corp.	4,770	55,141
Axiall Corp.	11,087	173,955
Balchem Corp.	4,962	301,541
Berry Plastics Group Inc. (a)	19,100	574,337
Boise Cascade Co. (a)	6,430	162,165
Calgon Carbon Corp.	8,490	132,274
Carpenter Technology Corp.	8,054	239,768
Century Aluminum Co. (a)	8,005	36,823
Chase Corp.	1,106	43,565
Chemtura Corp. (a)	10,694	306,062
Clearwater Paper Corp. (a)	3,088	145,877
Cliffs Natural Resources Inc.	24,519	59,826
Coeur Mining Inc. (a)	21,861	61,648
Commercial Metals Co.	18,536	251,163
Core Molding Technologies Inc. (a)	1,203	22,195
Deltic Timber Corp.	1,798	107,538
Ferro Corp. (a)	11,772	128,903
Flotek Industries Inc. (a)	8,488	141,750
FutureFuel Corp.	3,768	37,228
Globe Specialty Metals Inc.	10,446	126,710
Greif Inc. Class A	4,878	155,660
Handy & Harman Ltd. (a)	451	10,815
Hawkins Inc.	1,714	65,989
Haynes International Inc.	1,989	75,264
HB Fuller Co.	8,043	272,979
Headwaters Inc. (a)	11,955	224,754
Hecla Mining Co.	59,690	117,589
Horsehead Holding Corp. (a)	9,384	28,527
Innophos Holdings Inc.	3,098	122,805
Innospec Inc.	3,890	180,924
Intrepid Potash Inc. (a)	9,106	50,447
Kaiser Aluminum Corp.	2,720	218,280
Kapstone Paper and Packaging Corp.	13,623	224,916
KMG Chemicals Inc.	1,637	31,578
Koppers Holdings Inc.	3,330	67,166
Kraton Performance Polymers Inc. (a)	5,081	90,950
Kronos Worldwide Inc.	3,556	22,083

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Louisiana-Pacific Corp. (a)	22,868	$325,640
LSB Industries Inc. (a)	3,176	48,656
Materion Corp.	3,270	98,165
Minerals Technologies Inc.	5,535	266,566
Myers Industries Inc.	3,956	53,010
Neenah Paper Inc.	2,726	158,871
Olin Corp.	12,266	206,191
Olympic Steel Inc.	1,518	15,104
OM Group Inc.	4,873	160,273
Omnova Solutions Inc. (a)	7,404	41,018
P. H. Glatfelter Co.	7,040	121,229
PolyOne Corp.	14,288	419,210
Quaker Chemical Corp.	2,146	165,414
Rayonier Advanced Materials Inc.	6,460	39,535
Real Industry Inc. (a)	3,900	34,398
Rentech Inc. (a)	3,793	21,241
Ryerson Holding Corp. (a)	1,825	9,581
Schnitzer Steel Industries Inc. Class A	4,289	58,073
Schweitzer-Mauduit International Inc.	4,936	169,700
Senomyx Inc. (a)	7,351	32,785
Sensient Technologies Corp.	7,482	458,647
Stepan Co.	3,108	129,324
Stillwater Mining Co. (a)	19,095	197,251
Summit Materials Inc. Class A (a)	4,101	76,976
SunCoke Energy Inc.	10,560	82,157
TimkenSteel Corp.	6,359	64,353
Trecora Resources (a)	3,288	40,837
Tredegar Corp.	4,051	52,987
Trinseo SA (a)	1,777	44,869
Tronox Ltd. Class A	10,298	45,002
United States Lime & Minerals Inc.	328	14,973
US Concrete Inc. (a)	2,350	112,306
Valhi Inc.	2,386	4,510
Wausau Paper Corp.	6,872	43,981
Worthington Industries Inc.	7,551	199,950

		9,342,417

Telecommunication Services (0.83%)
8x8 Inc. (a)	14,280	118,096
Atlantic Tele-Network Inc.	1,548	114,444
Boingo Wireless Inc. (a)	5,795	47,983
Cincinnati Bell Inc. (a)	34,143	106,526
Cogent Communications Holdings Inc.	7,405	201,120
Consolidated Communications Holdings Inc.	8,113	156,338
FairPoint Communications Inc. (a)	3,450	53,164
General Communication Inc. Class A (a)	5,709	98,537
Globalstar Inc. (a)	76,305	119,799
Hawaiian Telcom Holdco Inc. (a)	1,801	37,425
IDT Corp. Class B	2,681	38,338
inContact Inc. (a)	9,849	73,966
Inteliquent Inc.	5,375	120,024
Intelsat SA (a)	4,698	30,208
Iridium Communications Inc. (a)	13,186	81,094

32	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Leap Wireless International Inc. Contingent Value Rights (a) (b)	9,775	$6,158
Lumos Networks Corp.	3,221	39,166
NTELOS Holdings Corp. (a)	2,848	25,717
Orbcomm Inc. (a)	9,434	52,642
Pacific DataVision Inc. (a)	2,050	61,295
Premiere Global Services Inc. (a)	7,589	104,273
Shenandoah Telecommunications Co.	3,912	167,473
Spok Holdings Inc.	3,666	60,342
Straight Path Communications Inc. Class B (a)	1,505	60,817
Vonage Holdings Corp. (a)	29,610	174,107
Windstream Holdings Inc.	16,156	99,198

		2,248,250

Utilities (3.69%)
Abengoa Yield PLC	7,819	129,404
ALLETE Inc.	7,868	397,255
American States Water Co.	6,055	250,677
Artesian Resources Corp. Class A	1,360	32,830
Atlantic Power Corp.	20,150	37,479
Avista Corp.	10,020	333,165
Black Hills Corp.	7,226	298,721
California Water Service Group	7,725	170,877
Chesapeake Utilities Corp.	2,462	130,683
Cleco Corp.	9,707	516,801
Connecticut Water Service Inc.	1,863	68,037
Consolidated Water Co. Ltd. Ordinary Shares	2,135	24,766
Dynegy Inc. (a)	20,492	423,570
El Paso Electric Co.	6,521	240,103
Empire District Electric Co., The	7,051	155,334
Genie Energy Ltd. Class B (a)	1,922	15,818
Idacorp Inc.	8,091	523,569
Laclede Group Inc., The	6,954	379,202
MGE Energy Inc.	5,591	230,293
Middlesex Water Co.	2,735	65,202
New Jersey Resources Corp.	13,635	409,459
Northwest Natural Gas Co.	4,338	198,854
NorthWestern Corp.	7,543	406,040
NRG Yield Inc. Class A	5,497	61,292
NRG Yield Inc. Class C	9,954	115,566
ONE Gas Inc.	8,399	380,727
Ormat Technologies Inc.	5,960	202,819
Otter Tail Corp.	6,109	159,201
Pattern Energy Group Inc.	8,678	165,663
Piedmont Natural Gas Company Inc.	12,584	504,241
PNM Resources Inc.	12,786	358,647
Portland General Electric Co.	13,754	508,485
SJW Corp.	2,625	80,719
South Jersey Industries Inc.	10,897	275,149
Southwest Gas Corp.	7,461	435,126
Spark Energy Inc. Class A	473	7,828
Talen Energy Corp. (a)	13,277	134,098
TerraForm Global Inc. Class A (a)	6,312	42,038

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
UIL Holdings Corp.	9,109	$457,909
Unitil Corp.	2,375	87,590
Vivint Solar Inc. (a)	3,395	35,580
WGL Holdings Inc.	7,953	458,650
York Water Co., The	2,219	46,643

		9,956,110

Total Common Stocks
(cost $232,040,398)		264,338,690

Short-term Investments (1.77%)
State Street Institutional U.S. Government Money Market Fund (a)	4,776,495	4,776,495

Total Short-term Investments
(cost $4,776,495)		4,776,495

TOTAL INVESTMENTS (99.77%)
(cost $236,816,893)		269,115,185
CASH (c) AND OTHER ASSETS, NET OF LIABILITIES (0.23%)		612,619

NET ASSETS (100.00%)		$269,727,804

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At September 30, 2015, cash in the amount of $259,200 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.	33

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	49	December 2015	$5,587,235	$5,369,910	$(217,325)

34	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (a) (98.42%)
Australia (6.37%)
AGL Energy Ltd.	15,297	$172,161
Alumina Ltd.	60,921	48,467
Amcor Ltd.	28,086	261,196
AMP Ltd.	68,009	267,111
APA Group	25,201	152,099
Aristocrat Leisure Ltd.	12,390	75,352
Asciano Ltd.	22,021	130,371
ASX Ltd.	4,386	117,095
Aurizon Holdings Ltd.	49,048	173,279
AusNet Services	36,202	34,799
Australia & New Zealand Banking Group Ltd.	63,654	1,216,181
Bank of Queensland Ltd.	8,650	70,813
Bendigo and Adelaide Bank Ltd.	9,875	69,014
BHP Billiton Ltd.	74,334	1,174,053
Boral Ltd.	18,123	67,403
Brambles Ltd.	36,171	248,476
Caltex Australia Ltd.	6,118	135,054
CIMIC Group Ltd.	2,409	40,020
Coca-Cola Amatil Ltd.	13,053	82,750
Cochlear Ltd.	1,394	82,025
Commonwealth Bank of Australia	39,153	2,009,666
Computershare Ltd.	11,101	82,897
Crown Resorts Ltd.	8,586	60,055
CSL Ltd.	10,598	666,966
Dexus Property Group	21,324	107,535
Federation Centres	77,400	149,463
Flight Centre Travel Group Ltd.	1,134	28,884
Fortescue Metals Group Ltd.	35,894	46,337
Goodman Group	40,027	165,452
GPT Group	38,305	121,740
Harvey Norman Holdings Ltd.	13,901	38,077
Healthscope Ltd.	24,868	44,697
Iluka Resources Ltd.	10,050	44,152
Incitec Pivot Ltd.	40,008	110,272
Insurance Australia Group Ltd.	55,173	188,643
James Hardie Industries PLC	10,517	126,951
Lend Lease Corp. Ltd.	12,857	113,825
Macquarie Group Ltd.	6,703	363,270
Medibank Private Ltd.	64,241	109,443
Mirvac Group	86,117	104,560
National Australia Bank Ltd.	60,199	1,273,986
Newcrest Mining Ltd. (b)	17,517	157,631
Orica Ltd.	8,751	92,878
Origin Energy Ltd. (c)	24,967	109,241
Platinum Asset Management Ltd.	5,385	25,728
Qantas Airways Ltd. (b)	14,767	38,769
QBE Insurance Group Ltd.	31,214	284,259
Ramsay Health Care Ltd.	2,962	122,165
REA Group Ltd.	1,076	33,695
Rio Tinto Ltd.	10,095	347,313
Santos Ltd.	23,293	65,916
Scentre Group	124,632	343,025
Seek Ltd.	7,827	66,332
Sonic Healthcare Ltd.	8,775	112,867
South32 Ltd. (b)	123,270	119,152

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Stockland	53,807	$146,183
Suncorp Group Ltd.	29,606	254,690
Sydney Airport	25,709	108,049
Tabcorp Holding Ltd.	18,751	61,732
Tatts Group Ltd.	34,276	90,940
Telstra Corp. Ltd.	99,131	391,934
TPG Telecom Ltd.	6,552	50,217
Transurban Group	42,550	298,054
Treasury Wine Estates Ltd.	14,604	67,671
Wesfarmers Ltd.	26,013	719,081
Westfield Corp.	45,582	320,747
Westpac Banking Corp.	70,955	1,490,544
Woodside Petroleum Ltd.	17,222	352,473
Woolworths Ltd.	29,075	509,644
WorleyParsons Ltd.	5,088	21,299

		17,376,819

Austria (0.17%)
Andritz AG	1,628	73,359
Erste Group Bank AG (b)	6,580	191,220
Immoeast AG Interim Shares (b) (c)	11,178	0
Immofinanz AG Interim Shares (b) (c)	9,273	0
OMV AG	3,595	87,474
Raiffeisen Bank International AG (b)	2,781	36,549
VoestAlpine AG	2,521	86,678

		475,280

Belgium (1.32%)
Ageas	4,626	190,112
Anheuser-Busch InBev SA/NV	18,467	1,964,066
Colruyt SA	1,633	78,705
Delhaize Group	2,323	205,912
Groupe Bruxelles Lambert SA	1,915	144,514
KBC GROEP NV	5,812	367,562
Proximus	3,471	120,069
Solvay SA	1,367	139,707
Telenet Group Holding NV (b)	1,205	69,222
UCB SA	2,932	229,701
Umicore SA	2,218	85,540

		3,595,110

Denmark (1.81%)
A P Moller-Maersk A/S Class A	87	131,049
A P Moller-Maersk A/S Class B	167	257,428
Carlsberg A/S Class B	2,478	190,413
Coloplast A/S Class B	2,610	185,046
Danske Bank A/S	16,219	490,144
DSV A/S	4,091	152,868
ISS A/S	3,420	113,601
Novo Nordisk A/S Class B	44,873	2,421,552
Novozymes A/S B Shares	5,487	239,464
Pandora A/S	2,486	290,412
TDC A/S	19,120	98,608
Tryg A/S	2,530	49,156
Vestas Wind Systems A/S	5,293	275,178

See accompanying notes to schedules of investments.	35

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
William Demant Holding A/S (b)	534	$44,364

		4,939,283

Finland (0.86%)
Elisa OYJ	3,370	113,997
Fortum OYJ	10,232	151,392
Kone Corp. OYJ Class B	7,260	276,299
Metso OYJ	2,533	52,693
Neste Oyj	2,871	66,076
Nokia OYJ	86,543	591,763
Nokian Renkaat OYJ	2,726	88,245
Orion OYJ Class B	2,451	92,747
Sampo OYJ A Shares	10,260	496,554
Stora Enso OYJ R Shares	12,578	95,172
UPM-Kymmene OYJ	12,228	183,551
Wartsila OYJ Class B	3,488	138,412

		2,346,901

France (9.69%)
Accor SA	4,832	226,559
Aeroports de Paris (ADP)	670	76,045
Air Liquide SA	7,980	946,046
Airbus Group SE	13,575	803,911
Alcatel-Lucent (b)	63,967	236,019
Alstom SA (b)	5,082	157,192
Arkema	1,522	98,653
AtoS	1,849	142,126
AXA SA	44,950	1,091,338
BNP Paribas SA	24,574	1,446,771
Bollore	19,968	97,353
Bouygues SA	4,634	164,455
Bureau Veritas SA	6,094	128,646
Cap Gemini SA	3,581	319,793
Carrefour SA	12,664	375,316
Casino Guichard Perrachon SA	1,331	70,882
Christian Dior SE	1,246	233,444
Cie Generale des Etablissements Michelin Class B	4,300	393,426
CNP Assurances	4,035	56,066
Compagnie de Saint-Gobain	10,971	476,145
Credit Agricole SA	23,821	274,244
Danone	13,343	842,252
Dassault Systemes SA	2,986	220,680
Edenred	4,918	80,530
Electricite de France	5,505	97,205
Engie	33,525	542,450
Essilor International SA	4,688	572,725
Eurazeo SA	930	61,942
Eutelsat Communications	3,625	111,182
Fonciere des Regions	716	62,431
Gecina SA	800	97,561
Groupe Eurotunnel SE	11,022	150,169
Hermes International	614	223,504
ICADE	798	54,143
Iliad SA	620	125,421
Imerys SA	864	55,506

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Ingenico Group	1,257	$151,891
JC Decaux SA	1,551	56,380
Kering	1,723	282,045
Klepierre	4,013	181,878
Lagardere SCA	2,775	76,893
Legrand SA	6,078	323,368
L’Oreal SA	5,805	1,008,990
LVMH Moet Hennessy Louis Vuitton SE	6,467	1,100,961
Natixis SA	21,249	117,651
Numericable - SFR SAS (b)	2,290	106,014
Orange	45,497	689,701
Pernod Ricard SA	4,909	495,653
Peugeot SA (b)	9,253	140,207
Publicis Groupe	4,334	296,197
Remy Cointreau SA	535	35,159
Renault SA	4,444	320,647
Rexel SA	6,337	78,012
Safran SA	6,707	504,310
Sanofi	26,954	2,566,021
Schneider Electric SE (Paris)	12,799	716,731
SCOR SE	3,600	129,277
SES	6,990	220,599
Societe BIC SA	636	98,828
Societe Generale	16,320	729,356
Sodexo	2,169	179,971
STMicroelectronics NV	14,634	99,976
Suez Environnement Co.	6,744	121,185
Technip SA	2,451	115,990
Thales SA	2,226	155,208
Total SA	49,537	2,228,315
Valeo SA	1,827	248,065
Veolia Environnement	9,693	221,060
Vinci SA	10,932	695,151
Vivendi	26,438	626,361
Wendel	683	80,080
Zodiac Aerospace	4,650	106,765

		26,417,027

Germany (8.33%)
Adidas AG	4,789	386,122
Allianz SE Reg.	10,437	1,639,578
Axel Springer SE	996	55,698
BASF SE	20,974	1,604,162
Bayer AG	18,938	2,429,713
Bayerische Motoren Werke (BMW) AG	7,666	668,802
Beiersdorf AG	2,283	202,367
Brenntag AG	3,582	193,262
Commerzbank AG (b)	24,453	258,267
Continental AG	2,523	538,877
Daimler AG Registered Shares	22,284	1,622,342
Deutsche Bank AG Reg.	31,932	861,754
Deutsche Boerse AG	4,377	377,490
Deutsche Lufthansa AG Reg. (b)	5,099	70,982
Deutsche Post AG	22,410	620,824
Deutsche Telekom AG	73,494	1,308,304

36	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Deutsche Wohnen AG	7,705	$206,066
E.ON SE	46,338	397,646
Evonik Industries AG	3,202	107,211
Fraport AG	916	56,639
Fresenius Medical Care AG & Co. KGaA	5,039	393,823
Fresenius SE & Co. KGaA	8,769	588,644
GEA Group AG	4,266	162,664
Hannover Rueck SE	1,339	137,155
HeidelbergCement AG	3,275	224,900
Henkel AG & Co. KGaA	2,387	210,982
Hugo Boss AG	1,539	173,046
Infineon Technologies AG	25,720	288,975
K+S AG Reg.	4,396	147,501
Kabel Deutschland Holding AG (b)	526	68,595
Lanxess AG	2,154	100,857
Linde AG	4,287	696,314
MAN AG	832	84,755
Merck KGaA	2,988	264,546
Metro AG	3,815	105,553
Muenchener Rueckversicherungs-Gesellschaft AG Reg.	3,821	713,627
Osram Licht AG	2,093	108,435
ProSiebenSat.1 Media SE	5,053	248,029
QIAGEN NV (b)	5,281	136,224
RTL Group SA	864	74,483
RWE AG	11,474	130,387
SAP SE	22,570	1,462,168
Siemens AG Reg.	18,112	1,618,070
Symrise AG	2,828	170,396
Telefonica Deutschland Holding AG	13,730	83,959
ThyssenKrupp AG	8,455	148,571
United Internet AG Reg.	2,893	146,670
Volkswagen AG	817	96,261
Vonovia SE	10,271	330,583

		22,722,279

Hong Kong (2.99%)
AIA Group Ltd.	274,554	1,427,886
ASM Pacific Technology Ltd.	5,900	38,697
Bank of East Asia Ltd., The	23,025	77,413
BOC Hong Kong Holdings Ltd.	86,500	254,552
Cathay Pacific Airways Ltd.	29,000	54,536
Cheung Kong Infrastructure Holdings Ltd.	13,000	116,600
Cheung Kong Property Holdings Ltd.	61,659	451,733
CK Hutchison Holdings Ltd.	62,159	811,769
CLP Holdings Ltd.	43,283	370,305
First Pacific Company Ltd.	58,500	35,817
Galaxy Entertainment Group Ltd.	55,000	140,871
Hang Lung Properties Ltd.	50,000	112,468
Hang Seng Bank Ltd.	17,674	319,040
Henderson Land Development Co. Ltd.	26,882	161,095

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
HKT Trust and HKT Ltd.	61,100	$72,560
Hong Kong & China Gas Co. Ltd.	162,625	304,950
Hong Kong Exchanges & Clearing Ltd.	25,500	584,664
Hysan Development Co. Ltd.	13,000	54,214
Kerry Properties Ltd.	14,000	38,438
Li & Fung Ltd.	132,000	101,287
Link REIT	53,500	293,847
MGM China Holdings Ltd.	23,600	27,492
MTR Corporation Ltd.	32,500	141,100
New World Development Company Ltd.	123,714	120,323
NWS Holdings Ltd.	36,327	47,603
PCCW Ltd.	101,000	52,252
Power Assets Holdings Ltd.	32,000	303,019
Sands China Ltd.	56,400	170,945
Shangri-La Asia Ltd.	26,960	23,371
Sino Land Co. Ltd.	72,600	111,106
SJM Holdings Ltd.	48,000	34,236
Sun Hung Kai Properties Ltd.	39,000	508,689
Swire Pacific Ltd. Class A	13,500	151,578
Swire Properties Ltd.	26,400	73,686
Techtronic Industries Company Ltd.	32,500	120,950
WH Group Ltd. (b) (d)	135,000	67,009
Wharf Holdings Ltd., The	30,953	175,051
Wheelock and Co. Ltd.	22,000	95,687
Wynn Macau Ltd.	34,800	39,815
Yue Yuen Industrial Holdings Ltd.	18,500	69,189

		8,155,843

Ireland (0.39%)
Bank of Ireland (b)	622,939	243,564
CRH PLC (Dublin)	18,744	494,805
Kerry Group PLC Class A (Dublin)	3,634	273,388
Ryanair Holdings PLC	4,140	60,576

		1,072,333

Israel (0.61%)
Azrieli Group	836	33,421
Bank Hapoalim B.M.	25,304	127,333
Bank Leumi Le-Israel (b)	30,149	112,536
Bezeq The Israeli Telecommunication Corporation Ltd.	43,805	83,834
Delek Group Ltd.	101	22,078
Israel Chemicals Ltd.	10,564	54,361
Israel Corporation Ltd., The	58	13,908
Mizrahi Tefahot Bank Ltd.	2,895	34,232
NICE Systems Ltd.	1,480	82,894
Teva Pharmaceutical Industries Ltd.	19,639	1,109,881

		1,674,478

Italy (2.47%)
Assicurazioni Generali SpA	27,047	494,857
Atlantia SpA	9,727	272,089
Banca Monte dei Paschi di Siena SpA (b)	54,846	97,729

See accompanying notes to schedules of investments.	37

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Banco Popolare Societa Cooperativa (b)	8,104	$119,902
CNH Industrial NV	21,818	142,218
Enel Green Power SpA	41,261	78,019
Enel SpA	161,510	720,656
Eni SpA	58,751	924,173
EXOR SpA	2,361	102,927
Fiat Chrysler Automobiles NV (Italy) (b)	20,822	270,635
Finmeccanica SpA (b)	9,416	117,915
Intesa Sanpaolo	292,378	1,032,883
Luxottica Group SpA	3,821	264,813
Mediobanca SpA	14,187	139,582
Pirelli & C. SpA	5,332	89,226
Prysmian SpA	4,884	100,949
Saipem SpA (b)	6,534	52,393
Snam SpA	47,044	241,612
Telecom Italia SpA (b)	231,281	285,013
Tenaris SA	10,928	131,380
Terna - Rete Elettrica Nationale SpA	34,262	166,521
UBI Banca - Unione di Banche Italiane ScpA	20,407	144,798
UniCredit SpA	110,232	687,207
UnipolSai SpA	21,345	46,415

		6,723,912

Japan (22.28%)
ABC-Mart Inc.	600	33,542
ACOM Co. Ltd. (b)	10,800	55,262
Aeon Co. Ltd.	14,700	228,054
Aeon Credit Service Co. Ltd.	2,800	55,401
Aeon Mall Co. Ltd.	2,800	43,012
Air Water Inc.	3,000	45,063
Aisin Seiki Co. Ltd.	4,400	147,629
Ajinomoto Co. Inc.	13,000	274,144
Alfresa Holdings Corp.	4,000	68,310
All Nippon Airways Co. Ltd.	27,000	75,638
Alps Electric Co. Ltd.	4,000	112,960
Amada Holdings Co. Ltd.	7,900	60,234
Aozora Bank Ltd.	28,000	97,113
Asahi Glass Co. Ltd.	23,000	134,396
Asahi Group Holdings Ltd.	8,900	288,745
Asahi Kasei Corp.	29,000	204,492
ASICS Corp.	3,600	85,803
Astellas Pharma Inc.	48,200	623,905
Bandai Namco Holdings Inc.	4,100	95,156
Bank of Kyoto Ltd., The	8,000	81,366
Bank of Yokohama Ltd., The	27,000	164,107
Benesse Holdings Inc.	1,700	45,451
Bridgestone Corp.	15,000	519,092
Brother Industries Ltd.	5,600	67,503
CALBEE Inc.	1,600	51,776
Canon Inc.	24,500	708,723
Casio Computer Co. Ltd.	4,900	89,189
Central Japan Railway Co.	3,300	532,051
Chiba Bank Ltd., The	16,000	113,617
Chubu Electric Power Co. Inc.	14,800	218,214

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Chugai Pharmaceutical Co. Ltd.	5,300	$162,780
Chugoku Bank Ltd., The	4,000	59,366
Chugoku Electric Power Company Inc., The	6,500	89,590
Citizen Holdings Co. Ltd.	5,900	40,776
COLOPL Inc. (b)	1,000	16,084
Credit Saison Co. Ltd.	3,200	58,135
Dai Nippon Printing Co. Ltd.	13,000	125,611
Daicel Chemical Industries Ltd.	7,000	85,931
Daihatsu Motor Co. Ltd.	4,300	49,740
Dai-ichi Life Insurance Company Ltd.	25,200	401,180
Daiichi Sankyo Co. Ltd.	13,913	241,418
Daikin Industries Ltd.	5,400	302,864
Daito Trust Construction Co. Ltd.	1,700	172,728
Daiwa House Industry Co. Ltd.	14,000	347,072
Daiwa Securities Group Inc.	38,000	245,879
Denso Corp.	11,100	470,183
Dentsu Inc.	4,900	251,468
Don Quijote Holdings Co. Ltd.	2,800	105,492
East Japan Railway Co.	7,500	631,992
Eisai Co. Ltd.	5,800	342,209
Electric Power Development Co. Ltd.	3,280	100,103
FamilyMart Co. Ltd.	1,200	54,711
Fanuc Corp.	4,700	723,042
Fast Retailing Co. Ltd.	1,200	488,111
Fuji Electric Co. Ltd.	13,000	47,147
Fuji Heavy Industries Ltd.	13,600	489,389
FUJIFILM Holdings Corp.	10,600	396,251
Fujitsu Ltd.	44,000	191,391
Fukuoka Financial Group Inc.	18,000	85,731
GungHo Online Entertainment Inc.	9,500	28,219
Gunma Bank Ltd.	8,000	51,203
Hachijuni Bank Ltd., The	10,000	70,982
Hakuhodo DY Holdings Inc.	5,900	55,937
Hamamatsu Photonics KK	3,400	76,946
Hankyu Hanshin Holdings Inc.	26,000	159,018
Hikari Tsushin Inc.	400	27,997
Hino Motors Ltd.	6,000	61,145
Hirose Electric Co. Ltd.	700	76,205
Hiroshima Bank Ltd., The	11,000	63,572
Hisamitsu Pharmaceutical Co. Inc.	1,200	40,125
Hitachi Chemical Co. Ltd.	2,500	34,493
Hitachi Construction Machinery Co. Ltd.	2,400	32,166
Hitachi High-Technologies Corp.	1,400	30,315
Hitachi Ltd.	111,000	560,109
Hitachi Metals Ltd.	5,000	58,065
Hokuhoku Financial Group Inc.	29,000	66,401
Hokuriku Electric Power Co.	4,100	55,145
Honda Motor Co. Ltd.	37,700	1,125,220
Hoya Corp.	9,700	317,693
Hulic Company Ltd.	5,900	53,373
Ibiden Co. Ltd.	3,000	39,274
Idemitsu Kosan Co. Ltd.	2,000	30,637
IHI Corp.	32,000	82,228
Iida Group Holdings Co. Ltd.	3,800	59,449

38	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
INPEX Corp.	20,700	$185,073
Isetan Mitsukoshi Holdings Ltd.	7,880	118,234
Isuzu Motors Ltd.	14,000	140,588
Itochu Corp.	36,300	383,736
Itochu Techno-Solutions Corp.	1,200	25,593
Iyo Bank Ltd., The	6,000	68,974
J. Front Retailing Co. Ltd.	5,700	92,332
Japan Airlines Co. Ltd.	2,900	102,616
Japan Airport Terminal Co. Ltd.	1,000	43,221
Japan Exchange Group Inc.	12,200	178,343
Japan Prime Realty Investment Corp.	19	61,762
Japan Real Estate Investment Corp.	28	128,976
Japan Retail Fund Investment Corp.	57	110,287
Japan Tobacco Inc.	24,800	769,300
JFE Holdings Inc.	11,300	148,414
JGC Corp.	5,000	66,336
Joyo Bank Ltd., The	11,000	57,950
JSR Corp.	3,900	56,218
JTEKT Corp.	5,100	71,405
JX Holdings Inc.	51,400	185,601
Kajima Corp.	20,000	106,137
Kakaku.com Inc.	3,100	50,345
Kamigumi Co. Ltd.	4,000	32,776
Kaneka Corp.	7,000	51,549
Kansai Electric Power Company Inc., The (b)	16,800	186,769
Kansai Paint Co. Ltd.	5,000	68,002
Kao Corp.	11,800	534,904
Kawasaki Heavy Industries Ltd.	34,000	117,380
KDDI Corp.	40,500	906,516
Keihan Electric Railway Co. Ltd.	11,000	73,368
Keikyu Corp.	10,000	79,598
Keio Corp.	14,000	99,533
Keisei Electric Railway Co. Ltd.	6,000	65,820
Keyence Corp.	1,064	475,159
Kikkoman Corp.	3,000	82,629
Kintetsu Group Holdings Co. Ltd.	41,000	147,266
Kirin Holdings Co. Ltd.	19,300	253,153
Kobe Steel Ltd.	72,000	78,068
Koito Manufacturing Company Ltd.	2,000	65,353
Komatsu Ltd.	21,600	317,054
Konami Corp.	2,400	51,869
Konica Minolta Holdings Inc.	10,000	105,348
KOSE Corp.	700	63,888
Kubota Corp.	26,000	357,823
Kuraray Co. Ltd.	7,600	94,719
Kurita Water Industries Ltd.	2,400	50,955
Kyocera Corp.	7,500	343,500
Kyowa Hakko Kirin Co. Ltd.	5,000	74,538
Kyushu Electric Power Co. Inc. (b)	10,000	109,104
Lawson Inc.	1,500	110,674
LIXIL Group Corp.	6,100	124,148
M3 Inc.	4,600	91,415
Mabuchi Motor Co. Ltd.	1,200	52,104
Makita Corp.	2,600	138,301
Marubeni Corp.	39,000	191,076

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Marui Group Co. Ltd.	5,600	$67,548
Maruichi Steel Tube Ltd.	1,100	24,900
Mazda Motor Corp.	12,300	194,356
McDonald’s Holdings Company Ltd. (Japan)	1,600	35,913
MEDIPAL HOLDINGS CORP.	3,300	52,361
MEIJI Holdings Company Ltd.	2,838	208,112
Minebea Co. Ltd.	7,000	74,308
Miraca Holdings Inc.	1,400	59,372
Mitsubishi Chemical Holdings Corp.	31,800	166,046
Mitsubishi Corp.	31,700	519,612
Mitsubishi Electric Corp.	45,000	412,224
Mitsubishi Estate Company Ltd.	29,000	592,398
Mitsubishi Gas Chemical Co. Inc.	9,000	41,545
Mitsubishi Heavy Industries Ltd.	71,000	317,529
Mitsubishi Logistics Corp.	3,000	34,788
Mitsubishi Materials Corp.	25,000	75,961
Mitsubishi Motors Corp.	14,400	110,136
Mitsubishi Tanabe Pharma Corp.	5,500	97,062
Mitsubishi UFJ Financial Group Inc.	290,960	1,758,050
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,600	51,103
Mitsui & Co. Ltd.	39,100	439,464
Mitsui Chemicals Inc.	20,000	64,100
Mitsui Fudosan Co. Ltd.	22,000	603,050
Mitsui OSK Lines Ltd.	25,000	60,051
mixi Inc.	800	27,378
Mizuho Financial Group Inc.	533,500	997,965
MS&AD Insurance Group Holdings Inc.	11,700	313,909
Murata Manufacturing Co. Ltd.	4,700	607,120
Nabtesco Corp.	2,400	43,848
Nagoya Railroad Co. Ltd.	20,000	78,596
NEC Corp.	56,000	172,413
Nexon Co. Ltd.	2,800	37,435
NGK Insulators Ltd.	6,000	114,812
NGK Spark Plug Co. Ltd.	4,000	91,823
NH Foods Ltd.	4,000	81,628
NHK Spring Co. Ltd.	4,100	39,756
Nidec Corp.	5,000	343,830
Nikon Corp.	7,900	95,538
Nintendo Co. Ltd.	2,500	421,379
Nippon Building Fund Inc.	32	154,843
Nippon Electric Glass Co. Ltd.	10,000	48,302
Nippon Express Co. Ltd.	20,000	95,567
Nippon Paint Co. Ltd.	3,400	59,465
Nippon Prologis REIT Inc.	35	63,507
Nippon Steel Corp.	17,500	318,898
Nippon Telegraph & Telephone Corp.	17,200	605,846
Nippon Yusen KK	38,000	88,062
Nissan Motor Co. Ltd.	57,600	529,609
Nisshin Seifun Group Inc.	5,300	77,069
Nissin Foods Holdings Co. Ltd.	1,400	64,404
Nitori Holdings Co. Ltd.	1,600	125,287
Nitto Denko Corp.	3,700	221,603
NOK Corp.	2,100	45,435
Nomura Holdings Inc.	84,400	489,888

See accompanying notes to schedules of investments.	39

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nomura Real Estate Holdings Inc.	3,100	$62,323
Nomura Real Estate Master Fund Inc. (b) (c)	81	103,508
Nomura Research Institute Ltd.	2,750	105,565
NSK Ltd.	11,000	106,623
NTT Data Corp.	2,800	141,166
NTT DoCoMo Inc.	32,700	551,552
NTT Urban Development Corp.	2,900	26,722
Obayashi Corp.	14,000	119,451
Odakyu Electric Railway Co. Ltd.	15,000	135,082
Oji Paper Co. Ltd.	17,000	72,967
Olympus Corp.	6,300	196,549
OMRON Corp.	4,600	138,470
Ono Pharmaceutical Co. Ltd.	1,900	225,274
Oracle Corp. Japan	900	38,006
Oriental Land Co. Ltd.	4,400	245,709
Orix Corp.	30,600	394,720
Osaka Gas Co. Ltd.	43,000	163,031
OTSUKA Corp.	1,200	58,468
Otsuka Holdings Co. Ltd.	9,200	293,770
Panasonic Corp.	50,900	515,114
Park24 Co. Ltd.	2,000	37,536
Rakuten Inc.	21,300	272,266
Recruit Holdings Co Ltd.	3,400	101,947
Resona Holdings Inc.	51,100	260,367
Ricoh Co. Ltd.	16,700	168,552
RINNAI Corp.	800	61,037
Rohm Co. Ltd.	2,200	97,834
Ryohin Keikaku Co. Ltd.	500	101,804
Sankyo Co. Ltd.	1,000	35,576
Sanrio Co. Ltd.	1,100	30,049
Santen Pharmaceutical Co. Ltd.	9,000	120,830
SBI Holdings Inc.	4,345	49,094
Secom Co. Ltd.	4,900	294,689
Sega Sammy Holdings Inc.	4,068	39,698
Seibu Holdings Inc.	2,500	50,663
Seiko Epson Corp.	5,800	82,047
Sekisui Chemical Co. Ltd.	10,000	105,255
Sekisui House Ltd.	13,000	203,631
Seven & I Holdings Co. Ltd.	17,440	795,842
Seven Bank Ltd.	14,000	60,593
Sharp Corp. (b)	37,000	42,435
Shikoku Electric Power Co. Inc.	3,900	63,602
Shimadzu Corp.	5,000	72,186
Shimamura Co. Ltd.	500	53,857
Shimano Inc.	1,800	252,892
Shimizu Corp.	14,000	120,207
Shin-Etsu Chemical Co. Ltd.	9,500	487,198
Shinsei Bank Ltd.	39,000	80,170
Shionogi & Co. Ltd.	6,700	240,162
Shiseido Co. Ltd.	8,600	187,537
Shizuoka Bank Ltd., The	12,000	120,430
Showa Shell Sekiyu KK	4,300	33,896
SMC Corp.	1,200	262,750
Softbank Corp.	21,900	1,012,651
Sompo Japan Nipponkoa Holdings Inc.	7,500	217,836

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sony Corp.	28,800	$705,949
Sony Financial Holdings Inc.	4,200	68,934
Stanley Electric Co. Ltd.	3,500	69,831
Sumitomo Chemical Co. Ltd.	33,000	166,872
Sumitomo Corp.	25,900	250,463
Sumitomo Dainippon Pharma Co. Ltd.	3,700	36,989
Sumitomo Electric Industries Ltd.	17,400	222,601
Sumitomo Heavy Industries Ltd.	12,000	47,551
Sumitomo Metal Mining Co. Ltd.	12,000	136,317
Sumitomo Mitsui Financial Group Inc.	28,900	1,095,896
Sumitomo Mitsui Trust Holdings Inc.	76,000	278,543
Sumitomo Realty & Development Co. Ltd.	8,000	254,619
Sumitomo Rubber Industries Ltd.	3,700	51,360
Suntory Beverage & Food Ltd.	3,300	126,783
Suruga Bank Ltd.	4,000	74,430
Suzuken Co. Ltd.	1,800	60,025
Suzuki Motor Corp.	8,300	255,224
Sysmex Corp.	3,300	174,279
T&D Holdings Inc.	13,200	155,916
TAIHEIYO CEMENT CORP.	26,000	77,906
Taisei Corp.	24,000	156,458
Taisho Pharmaceutical Holdings Co. Ltd.	800	45,991
Taiyo Nippon Sanso Corp.	3,000	28,500
Takashimaya Co. Ltd.	6,000	48,479
Takeda Pharmaceutical Company Ltd.	17,800	780,926
TDK Corp.	2,900	164,018
Teijin Ltd.	23,000	69,862
Terumo Corp.	7,000	198,119
THK Co. Ltd.	2,400	38,228
Tobu Railway Co. Ltd.	22,000	94,505
Toho Co. Ltd.	2,700	61,542
Toho Gas Co. Ltd.	10,000	58,968
Tohoku Electric Power Co. Inc.	10,800	146,357
Tokio Marine Holdings Inc.	15,400	575,344
Tokyo Electric Power Company Inc. (b)	33,600	224,435
Tokyo Electron Ltd.	4,000	188,861
Tokyo Gas Co. Ltd.	53,000	256,378
Tokyo Tatemono Co. Ltd.	5,000	59,616
Tokyu Corp.	26,000	190,804
Tokyu Fudosan Holdings Corp.	11,900	79,177
TonenGeneral Sekiyu KK	7,000	67,836
Toppan Printing Co. Ltd.	12,000	96,666
Toray Industries Inc.	33,000	285,293
Toshiba Corp. (b)	94,000	236,810
Toto Ltd.	3,000	93,491
Toyo Seikan Kaisha Ltd.	3,800	60,486
Toyo Suisan Kaisha Ltd.	2,000	75,824
Toyoda Gosei Co. Ltd.	1,600	31,448
Toyota Industries Corp.	3,700	176,005
Toyota Motor Corp.	62,800	3,676,809
Toyota Tsusho Corp.	4,800	101,176
Trend Micro Inc.	2,300	81,246
Unicharm Corp.	8,700	154,093
United Urban Investment Corp.	56	74,788

40	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
USS Co. Ltd.	5,200	$86,487
West Japan Railway Co.	3,800	238,169
Yahoo Japan Corp.	32,200	122,585
Yakult Honsha Co. Ltd.	2,000	99,625
Yamada Denki Co. Ltd.	13,200	53,216
Yamaguchi Financial Group Inc.	5,000	61,290
Yamaha Corp.	4,200	93,022
Yamaha Motor Co. Ltd.	6,000	120,710
Yamato Holdings Co. Ltd.	8,000	153,170
Yamazaki Baking Co. Ltd.	3,000	46,226
Yaskawa Electric Corp.	5,000	51,025
Yokogawa Electric Corp.	4,800	50,242
Yokohama Rubber Company Ltd., The	2,500	44,093

		60,733,319

Netherlands (3.02%)
Aegon NV	42,548	243,976
Akzo Nobel NV	5,597	364,025
Altice NV Class A (b)	6,030	126,168
Altice NV Class B (b)	2,010	44,840
ArcelorMittal	23,318	120,924
ASML Holding NV	7,851	690,125
Delta Lloyd NV	4,891	41,098
Gemalto NV	1,814	117,932
Heineken Holding NV	2,373	169,186
Heineken NV	5,353	433,425
ING Groep NV CVA	89,276	1,264,818
Koninklijke Ahold NV	20,528	400,461
Koninklijke DSM NV	3,964	182,945
Koninklijke KPN NV	72,952	273,600
Koninklijke Philips NV	21,651	509,380
Koninklijke Vopak NV	1,674	66,932
NN Group NV	4,443	127,546
OCI NV (b)	1,933	49,585
Randstad Holding NV	2,933	175,308
Reed Elsevier NV	23,469	383,412
Royal Boskalis Westminster NV	2,014	88,158
TNT Express NV	9,838	75,074
Unibail-Rodamco SE (Amsterdam)	2,199	569,945
Unilever NV CVA	37,234	1,492,524
Wolters Kluwer - CVA	7,005	216,029

		8,227,416

New Zealand (0.14%)
Auckland International Airport Ltd.	20,331	63,646
Contact Energy Ltd.	16,795	53,298
Fletcher Building Ltd.	16,252	70,859
Meridian Energy Ltd.	27,088	36,474
Mighty River Power Ltd.	15,055	24,252
Ryman Healthcare Ltd.	7,561	35,416
Spark New Zealand Ltd.	43,136	82,433

		366,378

	Shares	Value
Common Stocks (Cont.)
Norway (0.58%)
DnB NOR ASA	22,571	$293,747
Gjensidige Forsikring ASA	4,480	60,321
Norsk Hydro ASA	30,366	101,257
Orkla ASA	19,192	141,930
Seadrill Ltd.	9,069	52,966
Statoil ASA	25,646	373,895
Subsea 7 SA (b)	6,623	49,854
Telenor ASA	17,436	325,819
Yara International ASA	4,183	166,871

		1,566,660

Portugal (0.15%)
Banco Comercial Portugues SA Rights (b)	831,357	40,628
Energias de Portugal SA	54,555	199,864
Galp Energia SGPS SA B Shares	9,078	89,580
Jeronimo Martins SGPS SA	6,268	84,595

		414,667

Singapore (1.26%)
Ascendas Real Estate Investment Trust	47,000	77,430
CapitaLand Commercial Trust	43,000	40,598
Capitaland Ltd.	58,892	111,201
CapitaLand Mall Trust	58,000	77,556
City Developments Ltd.	10,031	54,352
Comfortdelgro Corp. Ltd.	47,000	94,948
DBS Group Holdings Ltd.	39,967	456,197
Genting Singapore PLC	136,500	69,723
Global Logistic Properties Ltd.	75,000	107,828
Golden Agri-Resources Ltd.	166,702	38,750
Hutchison Port Holdings Trust	130,000	71,577
Jardine Cycle & Carriage Ltd.	2,683	50,977
Keppel Corp. Ltd.	33,202	158,787
Noble Group Ltd.	108,654	31,793
Oversea-Chinese Banking Corporation Ltd.	68,935	426,865
Sembcorp Industries Ltd.	21,200	51,740
Sembcorp Marine Ltd.	21,200	34,227
Singapore Airlines Ltd.	13,000	97,862
Singapore Exchange Ltd.	19,000	93,991
Singapore Press Holdings Ltd.	36,030	97,250
Singapore Technologies Engineering Ltd.	36,381	76,326
Singapore Telecommunications Ltd.	183,150	463,573
StarHub Ltd.	15,000	36,523
Suntec Real Estate Investment Trust	53,000	55,983
United Overseas Bank Ltd.	29,799	389,089
UOL Group Ltd.	10,797	45,713
Wilmar International Ltd.	44,000	79,614
Yangzijiang Shipbuilding Holdings Ltd.	48,000	38,381

		3,428,854

See accompanying notes to schedules of investments.	41

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (3.42%)
Abertis Infraestructuras SA	10,003	$158,270
ACS Actividades de Construccion y Servicios SA	4,242	122,051
Aena SA (b) (d)	1,551	171,563
Amadeus IT Holding SA A Shares	10,282	440,534
Banco Bilbao Vizcaya Argentaria SA	145,982	1,234,399
Banco de Sabadell SA	114,202	210,195
Banco Popular Espanol SA	41,753	152,525
Banco Popular Espanol SA Rights (b) (c)	41,753	836
Banco Santander SA	327,865	1,743,392
Bankia SA	108,509	140,828
Bankinter SA	15,383	113,329
CaixaBank SA	59,445	229,413
CaixaBank SA Interim Shares (b) (c)	625	2,406
Distribuidora Internacional de Alimentacion SA	14,395	87,140
Enagas SA	4,514	129,441
Endesa SA	7,349	154,978
Ferrovial SA	9,611	229,897
Gas Natural SDG SA	7,857	153,307
Grifols SA	3,546	146,612
Iberdrola SA	126,995	846,195
Industria de Diseno Textil SA	25,134	842,780
International Consolidated Airlines Group SA (b)	18,956	169,826
Mapfre SA	24,761	64,746
Red Electrica Corporacion SA	2,447	203,188
Repsol SA	24,778	288,990
Telefonica SA	102,583	1,244,535
Zardoya Otis SA	3,936	42,535

		9,323,911

Sweden (2.94%)
Alfa Laval AB	7,335	120,080
Assa Abloy AB Class B	23,391	419,536
Atlas Copco AB Class A	15,402	370,403
Atlas Copco AB Class B	9,023	201,828
Boliden AB	6,475	101,387
Electrolux AB Series B	5,586	157,843
Getinge AB B Shares	4,571	102,023
Hennes & Mauritz AB (H&M) B Shares	21,946	801,827
Hexagon AB B Shares	5,817	177,718
Husqvarna AB B Shares	9,274	60,822
ICA Gruppen AB	1,730	58,568
Industrivarden AB C Shares	3,651	64,129
Investment AB Kinnevik B Shares	5,361	153,246
Investor AB B Shares	10,602	364,295
Lundin Petroleum AB (b)	4,808	62,052
Millicom International Cellular SA SDR	1,498	93,681
Nordea Bank AB	70,327	784,604
Sandvik AB	24,742	210,761
Securitas AB Class B	7,197	88,020
Skandinaviska Enskilda Banken AB Class A	35,512	379,809

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Skanska AB Class B	8,849	$173,730
SKF AB B Shares	9,025	165,866
Svenska Cellulosa AB Class B	13,326	372,890
Svenska Handelsbanken AB A Shares	34,413	493,649
Swedbank AB - A Shares	20,868	461,607
Swedish Match AB	4,636	140,139
Tele2 AB B Shares	7,142	69,653
Telefonaktiebolaget LM Ericsson B Shares	70,463	691,215
TeliaSonera AB	59,627	321,852
Volvo AB B Shares	35,646	341,458

		8,004,691

Switzerland (9.58%)
ABB Ltd. Reg.	50,929	901,113
Actelion Ltd. Reg.	2,374	301,726
Adecco SA Reg.	3,886	284,593
Aryzta AG	1,931	81,842
Baloise Holding AG Reg.	1,041	119,303
Barry Callebaut AG Reg.	52	56,621
Chocoladefabriken Lindt & Sprungli AG Reg.	3	212,811
Chocoladefabriken Lindt & Sprungli AG	22	128,989
Compagnie Financiere Richemont SA Reg.	12,085	940,345
Credit Suisse Group AG Reg.	35,520	853,788
Dufry AG Reg. (b)	926	108,428
Ems-Chemie Holding AG Reg	173	71,172
Geberit AG Reg.	816	249,627
Givaudan SA Reg.	215	349,840
Julius Baer Group Ltd.	5,026	228,241
Kuehne & Nagel International AG Reg.	1,116	143,503
LafargeHolcim Ltd. Reg. (b)	9,607	503,599
Lonza Group AG Reg.	1,219	159,952
Nestle SA Reg.	74,259	5,584,695
Novartis AG Reg.	52,110	4,789,526
Pargesa Holding SA	681	39,965
Partners Group Holding AG	391	132,525
Roche Holding AG	16,090	4,271,437
Schindler Holding AG	1,047	150,398
Schindler Holding AG Reg.	476	69,815
SGS SA Reg	128	223,666
Sika AG	51	157,313
Sonova Holding AG Reg.	1,266	163,020
Sulzer AG Reg.	564	55,264
Swatch Group AG Reg., The	1,093	78,849
Swatch Group AG, The	720	267,029
Swiss Life Holding AG Reg.	736	164,176
Swiss Prime Site AG Reg.	1,448	105,797
Swiss Re AG	8,115	696,244
Swisscom AG	598	298,442
Syngenta AG Reg.	2,098	672,222
Transocean Ltd.	8,641	111,465

42	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
UBS Group AG	83,890	$1,550,968
Zurich Insurance Group AG	3,459	849,206

		26,127,515

United Kingdom (20.04%)
3i Group PLC	21,674	153,103
Aberdeen Asset Management PLC	21,593	96,995
Admiral Group PLC	4,312	98,071
Aggreko PLC	5,866	84,565
Amec Foster Wheeler PLC	8,869	96,342
Anglo American PLC	32,157	268,611
Antofagasta PLC	8,948	67,778
ARM Holdings PLC	32,509	467,064
Ashtead Group PLC	11,565	163,547
Associated British Foods PLC	8,228	416,412
AstraZeneca PLC	29,204	1,852,076
Aviva PLC	92,143	630,218
Babcock International Group PLC	5,898	81,594
BAE Systems PLC	72,429	490,967
Barclays PLC	380,377	1,407,694
Barratt Developments PLC	22,784	222,554
BG Group PLC	79,063	1,140,553
BHP Billiton PLC	48,936	744,885
BP PLC	418,971	2,125,594
British American Tobacco PLC	42,844	2,363,948
British Land Company PLC	22,701	288,294
BT Group PLC	192,192	1,223,214
Bunzl PLC	7,625	204,611
Burberry Group PLC	10,307	213,650
Capita PLC	15,168	275,481
Carnival PLC	4,273	221,070
Centrica PLC	115,202	400,214
Cobham PLC	26,798	115,999
Coca-Cola HBC AG CDI	4,506	95,386
Compass Group PLC	38,620	616,873
Croda International PLC	3,086	126,630
Diageo PLC	58,335	1,567,281
Direct Line Insurance Group PLC	32,364	183,638
Dixons Carphone PLC	23,089	148,393
easyJet PLC	3,869	104,440
Experian PLC	22,870	367,138
Fresnillo PLC	4,520	40,491
G4S PLC	35,279	123,330
GKN PLC	38,488	156,333
GlaxoSmithKline PLC	112,491	2,159,139
Glencore PLC	255,945	355,268
Hammerson PLC	18,272	172,536
Hargreaves Lansdown PLC	5,997	109,675
HSBC Holdings PLC	446,933	3,371,533
ICAP PLC	12,316	85,301
IMI PLC	6,391	91,833
Imperial Tobacco Group PLC	21,678	1,120,726
Inmarsat PLC	10,040	149,359
InterContinental Hotels Group PLC	5,479	189,817
Intertek Group PLC	3,712	136,982
Intu Properties PLC	20,570	102,670

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Investec PLC	12,634	$96,737
ITV PLC	90,025	335,474
J Sainsbury PLC	27,963	110,589
Johnson Matthey PLC	4,699	174,219
Kingfisher PLC	53,689	291,651
Land Securities Group PLC	18,231	347,555
Legal & General Group PLC	137,511	495,833
Lloyds Banking Group PLC	1,311,741	1,493,365
London Stock Exchange Group PLC	7,190	263,544
Marks & Spencer Group PLC	37,478	284,487
Meggitt PLC	18,473	133,267
Melrose Industries PLC	23,236	92,954
Merlin Entertainments PLC (d)	16,303	91,861
Mondi PLC	8,441	176,916
National Grid PLC	85,936	1,196,842
Next PLC	3,337	384,563
Old Mutual PLC	112,540	322,524
Pearson PLC	18,861	322,390
Persimmon PLC	6,954	211,654
Petrofac Ltd.	6,369	74,176
Prudential PLC	59,522	1,255,707
Randgold Resources Ltd.	2,005	118,145
Reckitt Benckiser Group PLC	14,758	1,338,341
Reed Elsevier PLC (London)	26,316	451,357
Rexam PLC	16,065	127,551
Rio Tinto PLC	29,051	974,753
Rolls-Royce Holdings PLC	42,234	433,244
Royal Bank of Scotland Group PLC (b)	74,088	353,481
Royal Dutch Shell PLC Class A	89,664	2,116,700
Royal Dutch Shell PLC Class B	56,484	1,335,578
Royal Mail PLC	18,321	127,300
RSA Insurance Group PLC	23,915	145,797
SABMiller PLC	22,358	1,266,084
Sage Group PLC, The	24,700	186,870
Schroders PLC	2,925	124,289
SEGRO PLC	17,831	116,010
Severn Trent PLC	5,419	179,261
Shire PLC	13,649	933,072
Sky PLC	24,148	382,046
Smith & Nephew PLC	20,919	365,480
Smiths Group PLC	9,113	138,853
Sports Direct International (b)	6,351	72,863
SSE PLC	22,788	515,761
St. James’s Place PLC	11,984	154,236
Standard Chartered PLC	56,944	552,638
Standard Life PLC	45,083	264,780
Tate & Lyle PLC	10,415	92,805
Taylor Wimpey PLC	74,910	221,941
Tesco PLC	189,081	525,190
Travis Perkins PLC	5,610	167,362
TUI AG (United Kingdom)	10,564	195,187
Tullow Oil PLC (b)	21,305	54,763
Unilever PLC	29,740	1,211,303
United Utilities Group PLC	15,647	219,308
Vodafone Group PLC	613,099	1,933,765
Weir Group PLC, The	4,892	86,791

See accompanying notes to schedules of investments.	43

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Whitbread PLC	4,175	$295,783
William Hill PLC	20,900	111,159
William Morrison Supermarkets PLC	49,550	124,690
Wolseley PLC	6,044	353,537
WPP PLC	30,313	631,086

		54,645,344

Total Common Stocks
(cost $258,453,562)		268,338,020

Preferred Stocks (a) (0.49%)
Germany (0.41%)
Bayerische Moteren Werke (BMW) AG	1,238	85,143
Fuchs Petrolub SE	1,734	76,747
Henkel AG & Co. KGaA	4,088	421,045
Porsche Automobil Holding SE	3,588	152,654
Volkswagen AG	3,649	400,834

		1,136,423

Italy (0.08%)
Intesa Sanpaolo RSP	21,892	70,544
Telecom Italia RNC SpA	135,587	139,059

		209,603

Total Preferred Stocks
(cost $1,092,238)		1,346,026

	Shares	Value
Short-term Investments (0.10%)
State Street Institutional U.S. Government Money Market Fund (b)	279,963	$279,963

Total Short-term Investments
(cost $279,963)		279,963

TOTAL INVESTMENTS (99.01%)
(cost $259,825,763)		269,964,009
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (0.99%)		2,696,711

NET ASSETS (100.00%)		$272,660,720

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $330,433 or 0.12% of net assets.

(e)	At September 30, 2015, cash in the amount of $226,459 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

44	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

INTERNATIONAL EQUITY INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$82,664,862	30.62
Japanese Yen	60,733,319	22.50
British Pound	54,645,344	20.24
Swiss Franc	26,127,515	9.68
Australian Dollar	17,376,819	6.44
Hong Kong Dollar	8,155,843	3.02
Swedish Krona	8,004,691	2.96
Danish Krone	4,939,283	1.83
Singapore Dollar	3,357,277	1.24
Israeli Shekel	1,674,478	0.62
Norwegian Krone	1,566,660	0.58
New Zealand Dollar	366,378	0.14
United States Dollar	351,540	0.13

Total Investments	$269,964,009	100.00%

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$69,390,807	25.45
Consumer Discretionary	35,448,154	13.00
Industrials	33,593,562	12.32
Consumer Staples	32,352,894	11.87
Health Care	31,887,288	11.70
Materials	17,736,034	6.51
Telecommunication Services	13,207,942	4.84
Information Technology	12,906,875	4.73
Energy	12,854,345	4.71
Utilities	10,306,145	3.78

Total Stocks	269,684,046	98.91
Short-term Investments	279,963	0.10
Cash and Other Assets, Net of Liabilities	2,696,711	0.99

Net Assets	$272,660,720	100.00%

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	3	December 2015	$263,660	$263,713	$53
Euro Stoxx 50 Index	26	December 2015	914,584	897,085	(17,499)
FTSE 100 Index	8	December 2015	731,321	729,322	(1,999)
Nikkei 225 Index	8	December 2015	595,687	578,466	(17,221)

Total					$(36,667)

See accompanying notes to schedules of investments.	45

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2015

(Unaudited)

	Shares	Value
Registered Investment Companies (99.45%)
State Farm Variable Product Trust Bond Fund (a)	3,451,380	$35,825,327
State Farm Variable Product Trust Large Cap Equity Index Fund (a)	2,837,689	51,844,576

Total Registered Investment Companies
(cost $68,836,108)		87,669,903

TOTAL INVESTMENTS (99.45%)
(cost $68,836,108)		87,669,903
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.55%)		481,154

NET ASSETS (100.00%)		$88,151,057

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

46	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (68.69%)
Aerospace/Defense (0.92%)
Northrop Grumman Corp.
3.250%, 08/01/2023	$1,500,000	$1,496,926

Agriculture, Foods, & Beverage (5.66%)
Coca-Cola Co., The
1.800%, 09/01/2016	500,000	505,435
Hershey Co.
5.450%, 09/01/2016	500,000	522,264
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,060,654
PepsiCo Inc.
5.000%, 06/01/2018	1,000,000	1,094,626
Mondelez International Inc.
2.250%, 02/01/2019	500,000	503,132
Campbell Soup Co.
4.250%, 04/15/2021	1,000,000	1,090,788
Kellogg Co.
3.125%, 05/17/2022	1,000,000	1,012,738
Sysco Corp.
2.600%, 06/12/2022	1,000,000	968,418
Kellogg Co.
2.750%, 03/01/2023	1,000,000	977,674
PepsiCo Inc.
2.750%, 03/01/2023	1,000,000	994,236
Mondelez International Inc.
4.000%, 02/01/2024	500,000	518,132

		9,248,097

Automotive (1.24%)
Toyota Motor Credit Corp.
2.100%, 01/17/2019	1,000,000	1,011,421
2.750%, 05/17/2021	1,000,000	1,018,252

		2,029,673

Banks (2.84%)
Wachovia Bank NA
5.600%, 03/15/2016	500,000	510,950
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	515,628
Bank of America NA
6.000%, 06/15/2016	500,000	516,448
Wachovia Corp.
5.750%, 06/15/2017	500,000	537,273
Bank of New York Mellon Corp.
2.200%, 03/04/2019	1,000,000	1,009,893
Wells Fargo & Co.
3.000%, 01/22/2021	500,000	512,332
US Bancorp
3.700%, 01/30/2024	500,000	523,454
Bank of New York Mellon Corp.
3.400%, 05/15/2024	500,000	510,572

		4,636,550

Chemicals (3.66%)
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	539,644

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	$500,000	$556,720
Praxair Inc.
2.450%, 02/15/2022	1,000,000	977,093
Dow Chemical Co., The
3.000%, 11/15/2022	1,000,000	966,647
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	967,989
Praxair Inc.
2.700%, 02/21/2023	500,000	491,550
International Flavors & Fragrances Inc.
3.200%, 05/01/2023	500,000	494,040
Potash Corporation of Saskatchewan Inc.
3.625%, 03/15/2024	1,000,000	992,082

		5,985,765

Commercial Service/Supply (1.28%)
Pitney Bowes Inc.
5.750%, 09/15/2017	1,000,000	1,075,921
Cintas Corp. No. 2
3.250%, 06/01/2022	1,000,000	1,015,872

		2,091,793

Computer Software & Services (0.93%)
Automatic Data Processing Inc.
2.250%, 09/15/2020	500,000	503,065
Texas Instruments Inc.
2.750%, 03/12/2021	500,000	509,098
Automatic Data Processing Inc.
3.375%, 09/15/2025	500,000	507,791

		1,519,954

Computers (0.67%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,086,972

Consumer & Marketing (2.28%)
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,068,025
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	545,076
Unilever Capital Corp.
4.250%, 02/10/2021	1,000,000	1,109,249
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	1,002,833

		3,725,183

See accompanying notes to schedules of investments.	47

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (0.92%)
Emerson Electric Co.
5.125%, 12/01/2016	$500,000	$524,696
2.625%, 02/15/2023	1,000,000	984,578

		1,509,274

Financial Services (3.53%)
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	522,994
5.400%, 02/15/2017	500,000	528,746
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,105,155
JPMorgan Chase & Co.
2.200%, 10/22/2019	500,000	497,519
4.350%, 08/15/2021	1,000,000	1,077,673
General Electric Capital Corp.
3.100%, 01/09/2023	1,000,000	1,022,468
JPMorgan Chase & Co.
3.200%, 01/25/2023	500,000	496,332
3.625%, 05/13/2024	500,000	506,944

		5,757,831

Health Care (7.63%)
Wyeth
5.450%, 04/01/2017	500,000	534,081
Amgen Inc.
5.850%, 06/01/2017	500,000	535,540
Johnson & Johnson
5.550%, 08/15/2017	500,000	542,383
AstraZeneca PLC
5.900%, 09/15/2017	500,000	544,776
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,108,898
Pfizer Inc.
2.100%, 05/15/2019	500,000	507,161
Amgen Inc.
2.200%, 05/22/2019	500,000	502,066
Gilead Sciences Inc.
2.550%, 09/01/2020	500,000	503,125
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,085,299
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	1,078,815
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	988,112
Medtronic Inc.
2.750%, 04/01/2023	1,000,000	981,859
Pfizer Inc.
3.000%, 06/15/2023	1,000,000	1,001,050
Novartis Capital Corp.
3.400%, 05/06/2024	1,000,000	1,035,057
Pfizer Inc.
3.400%, 05/15/2024	500,000	509,838

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Amgen Inc.
3.625%, 05/22/2024	$500,000	$501,466
Gilead Sciences Inc.
3.650%, 03/01/2026	500,000	502,328

		12,461,854

Machinery & Manufacturing (6.58%)
Caterpillar Inc.
5.700%, 08/15/2016	500,000	521,488
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,057,851
Honeywell International Inc.
5.300%, 03/15/2017	500,000	532,014
John Deere Capital Corp.
5.500%, 04/13/2017	500,000	534,008
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,081,212
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	542,802
Thermo Fisher Scientific Inc.
2.400%, 02/01/2019	500,000	502,743
Danaher Corp.
2.400%, 09/15/2020	500,000	504,655
John Deere Capital Corp.
2.800%, 03/04/2021	500,000	507,548
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	1,000,000	996,268
Deere & Co.
2.600%, 06/08/2022	1,000,000	982,004
Covidien International
3.200%, 06/15/2022	1,000,000	1,009,799
3M Co.
2.000%, 06/26/2022	500,000	486,986
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	983,629
John Deere Capital Corp.
3.400%, 09/11/2025	500,000	503,610

		10,746,617

Media & Broadcasting (2.49%)
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,047,738
Time Warner Inc.
2.100%, 06/01/2019	500,000	500,420
Comcast Corp.
3.125%, 07/15/2022	1,000,000	1,016,733
Time Warner Inc.
3.550%, 06/01/2024	500,000	495,442
Thomson Reuters Corp.
3.850%, 09/29/2024	500,000	500,000

48	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
Walt Disney Co., The
3.150%, 09/17/2025	$500,000	$506,496

		4,066,829

Mining & Metals (1.88%)
Alcoa Inc.
5.550%, 02/01/2017	1,000,000	1,030,000
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	529,818
Rio Tinto Finance USA Ltd.
6.500%, 07/15/2018	500,000	557,875
Rio Tinto Finance USA PLC
3.500%, 03/22/2022	500,000	497,719
Barrick Gold Corp.
3.850%, 04/01/2022	500,000	456,734

		3,072,146

Oil & Gas (3.46%)
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	522,070
Shell International Finance
5.200%, 03/22/2017	500,000	529,052
Canadian Natural Resources
5.700%, 05/15/2017	500,000	527,658
Weatherford International Inc.
6.350%, 06/15/2017	500,000	511,648
EOG Resources Inc.
5.875%, 09/15/2017	500,000	541,911
Husky Energy Inc.
6.200%, 09/15/2017	500,000	533,722
ConocoPhillips
5.200%, 05/15/2018	500,000	544,098
Apache Corp.
3.250%, 04/15/2022	1,000,000	973,577
Shell International Finance
2.375%, 08/21/2022	500,000	482,402
EOG Resources Inc.
2.625%, 03/15/2023	500,000	485,534

		5,651,672

Retailers (7.19%)
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,001,337
Target Corp.
5.875%, 07/15/2016	1,000,000	1,039,897
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	522,593
McDonald’s Corp.
5.300%, 03/15/2017	1,000,000	1,058,880
Wal-Mart Stores Inc.
5.375%, 04/05/2017	1,000,000	1,069,618
Target Corp.
5.375%, 05/01/2017	500,000	534,674
CVS Caremark Corp.
5.750%, 06/01/2017	309,000	331,634

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Wal-Mart Stores Inc.
5.800%, 02/15/2018	$500,000	$554,380
CVS Caremark Corp.
2.250%, 12/05/2018	1,000,000	1,014,536
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,102,721
TJX Companies Inc., The
2.750%, 06/15/2021	500,000	508,784
Walgreen Co.
3.100%, 09/15/2022	500,000	492,420
Home Depot Inc.
2.700%, 04/01/2023	1,000,000	993,293
3.350%, 09/15/2025	500,000	509,182
Lowe’s Companies Inc.
3.375%, 09/15/2025	1,000,000	1,010,347

		11,744,296

Telecom & Telecom Equipment (1.87%)
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,067,448
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	946,909
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,034,380

		3,048,737

Transportation (1.53%)
Burlington Northern Santa Fe
3.000%, 03/15/2023	1,500,000	1,477,170
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,025,550

		2,502,720

Utilities & Energy (12.13%)
Carolina Power & Light
5.250%, 12/15/2015	1,000,000	1,009,361
Ohio Power Co.
6.000%, 06/01/2016	1,000,000	1,034,282
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	521,656
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	522,936
Consolidated Edison Co. of New York
5.300%, 12/01/2016	1,000,000	1,048,094
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,069,510
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,066,960
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	540,310
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,074,402
Union Electric Co.
6.400%, 06/15/2017	500,000	542,510

See accompanying notes to schedules of investments.	49

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
MidAmerican Energy Co.
5.950%, 07/15/2017	$500,000	$539,357
Commonwealth Edison Co.
6.150%, 09/15/2017	500,000	544,884
Florida Power Corp.
5.800%, 09/15/2017	500,000	542,922
Virginia Electric & Power Co.
5.950%, 09/15/2017	500,000	544,620
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	548,476
Florida Power Corp.
5.650%, 06/15/2018	500,000	554,027
Pacificorp
5.650%, 07/15/2018	500,000	553,810
Appalachian Power Co.
4.600%, 03/30/2021	500,000	542,942
Southern California Edison Co.
3.875%, 06/01/2021	1,000,000	1,076,205
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	500,000	495,514
Northern States Power Co.
2.150%, 08/15/2022	500,000	482,763
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	967,965
Indiana Michigan Power Co.
3.200%, 03/15/2023	1,000,000	1,001,102
Kansas City Power & Light Co.
3.150%, 03/15/2023	1,000,000	992,950
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	972,965
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,021,202

		19,811,725

Total Corporate Bonds
(cost $108,643,687)		112,194,614

U.S. Treasury Obligations (20.50%)
U.S. Treasury Notes
3.250%, 03/31/2017	8,000,000	8,327,712
3.500%, 02/15/2018	10,000,000	10,639,970
2.750%, 02/15/2019	7,500,000	7,918,358
3.625%, 02/15/2020	6,000,000	6,591,486

Total U.S. Treasury Obligations
(cost $32,059,557)		33,477,526

	Shares	Value
Short-term Investments (10.22%)
JPMorgan U.S. Government Money Market Fund	16,688,175	$16,688,175

Total Short-term Investments
(cost $16,688,175)		16,688,175

TOTAL INVESTMENTS (99.41%)
(cost $157,391,419)		162,360,315
OTHER ASSETS, NET OF LIABILITIES (0.59%)		968,183

NET ASSETS (100.00%)		$163,328,498

50	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2015

(Unaudited)

	Principal amount	Value
Short-term Investments (100.16%)
Agriculture, Foods, & Beverage (4.12%)
Coca-Cola Co. (a)
0.120%, 11/23/2015	$1,335,000	$1,334,764

Automotive (15.17%)
American Honda Finance Corp.
0.140%, 10/23/2015	1,642,000	1,641,860
PACCAR Financial Corp.
0.130%, 10/01/2015	1,643,000	1,643,000
Toyota Motor Credit Corp.
0.200%, 10/20/2015	1,628,000	1,627,828

		4,912,688

Computer Software & Services (4.99%)
Microsoft Corp. (a)
0.180%, 12/09/2015	1,617,000	1,616,442

Government Agency Securities (b) (39.55%)
Federal Home Loan Bank
0.110%, 10/07/2015	2,111,000	2,110,961
0.150%, 10/30/2015	2,500,000	2,499,698
0.080%, 11/16/2015	1,800,000	1,799,816
0.170%, 11/19/2015	2,400,000	2,399,445
0.170%, 11/20/2015	2,000,000	1,999,528
0.135%, 12/15/2015	2,000,000	1,999,438

		12,808,886

Machinery & Manufacturing (5.02%)
Caterpillar Finance Service Corp.
0.180%, 11/10/2015	1,624,000	1,623,675

Oil & Gas (8.89%)
Chevron Corp. (a)
0.180%, 11/19/2015	1,633,000	1,632,600
Exxon Mobil Corp.
0.160%, 10/16/2015	1,246,000	1,245,917

		2,878,517

	Shares	Value
Registered Investment Companies (10.07%)
JPMorgan U.S. Government Money Market Fund	3,260,149	$3,260,149

	Principal amount	Value
Short-term Investments (Cont.)
U.S. Government Obligations (12.35%)
U.S. Treasury Bill
0.058%, 10/22/2015	$2,000,000	$1,999,955
0.031%, 12/10/2015	2,000,000	1,999,881

		3,999,836

Total Short-term Investments
(cost $32,434,957)		32,434,957

TOTAL INVESTMENTS (100.16%)
(cost $32,434,957)		32,434,957
LIABILITIES, NET OF OTHER ASSETS (-0.16%)		(50,904)

NET ASSETS (100.00%)		$32,384,053

(a)	Securities exempt from registration under Section 4(a)(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.	51

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in common stock and other equity securities of small and mid-capitalization companies.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2 by investing in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)3 by investing in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund typically invests 80% or more of its assets in investment grade bonds or bonds determined to be of comparable quality.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 5 Income Taxes.

Foreign Currency Translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2015. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Short Sales

The Large Cap Index, Small Cap Index, International Index Funds, and indirectly, the Balanced Fund, may enter into covered short sale transactions to dispose of certain securities received as part of corporate actions (e.g., corporate mergers or spin-offs) that no longer are included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

Money Market Fund Reform

In July 2014, the Securities and Exchange Commission (“SEC”) adopted amendments to the rules under the Investment Company Act of 1940 governing the operations of registered money market funds such as the Money Market Fund. The amendments are generally intended to address circumstances in which money market funds may face heavy redemptions and to increase the transparency of risks associated with investments in money market funds. Money market funds are required to comply with the reform by certain specific dates. At this time, the Trust’s management is evaluating the impact these SEC adopted rules may have on the Trust’s financial statements, if any.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Spot and forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of September 30, 2015:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$59,641,068	$—	$—	$59,641,068
Short-term Investments	1,974,991	—	—	1,974,991
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	59,532,350	—	—	59,532,350
Short-term Investments	192,630	—	—	192,630
International Equity Fund					—	—	—	—
Common Stocks (a)	—	39,598,874	—	39,598,874
Preferred Stocks (a)	—	108,084	—	108,084
Short-term Investments	2,499,741	—	—	2,499,741
Large Cap Index Fund					(60,836)	—	—	(60,836)
Common Stocks (a)	567,980,231	—	—	567,980,231
Short-term Investments	4,067,273	—	—	4,067,273
Small Cap Index Fund					(217,325)	—	—	(217,325)
Common Stocks (a)	264,311,895	20,637	6,158	264,338,690
Short-term Investments	4,776,495	—	—	4,776,495
International Index Fund					(36,667)	—	—	(36,667)
Common Stocks (a)	—	268,338,020	0	268,338,020
Preferred Stocks (a)	—	1,346,026	—	1,346,026
Short-term Investments	279,963	—	—	279,963
Balanced Fund					—	—	—	—
Registered Investment Companies	87,669,903	—	—	87,669,903
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	112,194,614	—	112,194,614
U.S. Treasury Obligations	—	33,477,526	—	33,477,526
Short-term Investments	16,688,175	—	—	16,688,175
Money Market Fund					—	—	—	—
Short-term Investments	3,260,149	29,174,808	—	32,434,957

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

There were no transfers of securities between Level 1 and Level 2 as of September 30, 2015 as compared to December 31, 2014.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities (a)
Balance as of December 31, 2014	$15,396
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(9,238)
Purchases	—
Issuances	—
Sales	—
Transfers in	—
Transfers out	—

Balance as of September 30, 2015	$6,158

(a) Using the end of the reporting period method for determining when transfers between levels are recognized.

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2014 or for the period ended September 30, 2015. The remaining Funds (other than the Small Cap Index Fund, as noted in the preceding table) did not hold any Level 3 securities as of December 31, 2014, or for the period ended September 30, 2015.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 4 Derivative Instruments.

4.	Derivative Instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds, other than the Balanced Fund, entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Unrealized gains and losses on open futures contracts are reflected in other assets in the Schedules of Investments. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds may engage in portfolio hedging with the objective to protect against variations in exchange rates. Portfolio hedging involves the selling of forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. These Funds bear the market risk that arise from changes in foreign currency rates and the potential for any credit risk should a counterparty fail to perform under a forward foreign currency contract, and as a result, might realize a loss. In 2015, neither Fund entered into a forward foreign currency contract.

For unrealized gain (loss) of derivative instruments held by the Funds, see the Schedules of Investments.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

5.	Income Taxes

As of September 30, 2015, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$54,018,996	$10,324,925	$(2,727,862)	$7,597,063
Small/Mid Cap Equity Fund	60,524,805	4,470,516	(5,270,341)	(799,825)
International Equity Fund	42,140,569	4,366,722	(4,300,592)	66,130
Large Cap Index Fund	436,961,696	207,362,644	(72,276,836)	135,085,808
Small Cap Index Fund	237,082,308	77,997,760	(45,964,883)	32,032,877
International Index Fund	262,023,591	76,889,488	(68,949,070)	7,940,418
Balanced Fund	68,836,108	18,833,795	—	18,833,795
Bond Fund	157,391,419	5,456,074	(487,178)	4,968,896
Money Market Fund	32,434,957	—	—	—

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

(1)

The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and State Farm Variable Product Trust (together the “Licensees”). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Licensees. The Licensees’ products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2)

Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date     November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date     November 24, 2015

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date     November 24, 2015